TCW Concentrated Large Cap Growth Fund

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

Issues	Shares	Value
COMMON STOCK—97.9% of Net Assets
Aerospace & Defense—2.3%
General Electric Co.	64,976	$17,613,694

Broadline Retail—6.4%
Amazon.com, Inc.(1)	204,639	47,908,036

Capital Markets—2.7%
S&P Global, Inc.	36,229	19,965,802

Commercial Services & Supplies—1.9%
Waste Connections, Inc. (Canada)	75,235	14,044,118

Consumer Staples Distribution & Retail—3.1%
Costco Wholesale Corp.	24,800	23,303,072

Electrical Equipment—1.1%
Eaton Corp. PLC	22,538	8,670,819

Financial Services—7.2%
Mastercard, Inc.	45,239	25,626,536
Visa, Inc.	82,499	28,500,930

		54,127,466

Health Care Equipment & Supplies—6.4%
Boston Scientific Corp.(1)	181,441	19,036,790
Dexcom, Inc.(1)	136,362	11,013,959
Intuitive Surgical, Inc.(1)	37,237	17,914,348

		47,965,097

Interactive Media & Services—10.4%
Alphabet, Inc.—Class C	200,081	38,587,622
Meta Platforms, Inc.	51,424	39,773,378

		78,361,000

IT Services—3.9%
Gartner, Inc.(1)	28,767	9,741,945
Shopify, Inc.(1)	157,835	19,289,015

		29,030,960

Media—1.5%
Trade Desk, Inc.(1)	133,390	11,599,594

Pharmaceuticals—1.3%
Zoetis, Inc.	67,361	9,820,560

Semiconductors & Semiconductor Equipment—23.5%
ASML Holding NV (Netherlands)	20,520	14,255,449
Broadcom, Inc.	125,762	36,936,299
NVIDIA Corp.	704,971	125,393,192

		176,584,940

Software—23.7%
Adobe, Inc.(1)	16,932	6,056,407
Cadence Design Systems, Inc.(1)	51,296	18,700,983
Crowdstrike Holdings, Inc.(1)	42,940	19,519,236
Microsoft Corp.	112,399	59,964,866
Palo Alto Networks, Inc.(1)	89,986	15,621,570
ServiceNow, Inc.(1)	43,078	40,627,723
Tyler Technologies, Inc.(1)	30,298	17,710,999

		178,201,784

Specialty Retail—2.5%
O’Reilly Automotive, Inc.(1)	191,509	18,829,165

Total Common Stock (Cost: $247,184,048)		736,026,107

MONEY MARKET INVESTMENTS—2.3%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 4.25%(2)	2,824,229	2,824,229
TCW Central Cash Fund, 4.34%(2)(3)	14,400,000	14,400,000

Total Money Market Investments (Cost: $17,224,229)		17,224,229

Total Investments (100.2%) (Cost: $264,408,277)		753,250,336
Excess Of Other Assets Over Liabilities (-0.2%)		(1,431,878)

Net Assets (100.0%)		$751,818,458

Notes to the Schedule of Investments:
(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of July 31, 2025.
(3)	Affiliated issuer.

TCW Concentrated Large Cap Growth Fund

Schedule of Investments (Continued)

The summary of the TCW Concentrated Large Cap Growth Fund transactions in the affiliated funds for the period ended July 31, 2025 is as follows:

Name of Affiliated Fund	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Number of Shares Held July 31, 2025	Value at July 31, 2025	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund	$—	$82,580,000	$68,180,000	14,400,000	$14,400,000	$163,041	$—	$—	$—

Total					$14,400,000	$163,041	$—	$—	$—

TCW Concentrated Large Cap Growth Fund

Investments by Sector (Unaudited)	July 31, 2025

Sector	Percentage of Net Assets
Software	23.7%
Semiconductors & Semiconductor Equipment	23.5
Interactive Media & Services	10.4
Financial Services	7.2
Broadline Retail	6.4
Health Care Equipment & Supplies	6.4
IT Services	3.9
Consumer Staples Distribution & Retail	3.1
Capital Markets	2.7
Specialty Retail	2.5
Aerospace & Defense	2.3
Commercial Services & Supplies	1.9
Media	1.5
Pharmaceuticals	1.3
Electrical Equipment	1.1
Money Market Investments	2.3

Total	100.2%

TCW Concentrated Large Cap Growth Fund

Fair Valuation Summary (Unaudited)	July 31, 2025

The following is a summary of the fair valuations according to the inputs used as of July 31, 2025 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Software	$178,201,784	$—	$—	$ 178,201,784
Semiconductors & Semiconductor Equipment	176,584,940	—	—	176,584,940
Interactive Media & Services	78,361,000	—	—	78,361,000
Financial Services	54,127,466	—	—	54,127,466
Health Care Equipment & Supplies	47,965,097	—	—	47,965,097
Broadline Retail	47,908,036	—	—	47,908,036
IT Services	29,030,960	—	—	29,030,960
Consumer Staples Distribution & Retail	23,303,072	—	—	23,303,072
Capital Markets	19,965,802	—	—	19,965,802
Specialty Retail	18,829,165	—	—	18,829,165
Aerospace & Defense	17,613,694	—	—	17,613,694
Commercial Services & Supplies	14,044,118	—	—	14,044,118
Media	11,599,594	—	—	11,599,594
Pharmaceuticals	9,820,560	—	—	9,820,560
Electrical Equipment	8,670,819	—	—	8,670,819

Total Common Stock	736,026,107	—	—	736,026,107

Money Market Investments	17,224,229	—	—	17,224,229

Total Investments	$753,250,336	$—	$—	$753,250,336

TCW Conservative Allocation Fund

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

Issues	Shares	Value
INVESTMENT COMPANIES—99.4%
Diversified Equity Funds—16.1%
TCW Concentrated Large Cap Growth Fund (formerly TCW Select Equities Fund)—I Class(1)	41,309	$1,392,515
TCW Global Real Estate Fund—I Class(1)	72,356	881,292
TCW Relative Value Large Cap Fund—I Class(1)	161,160	2,670,422
TCW Relative Value Mid Cap Fund—I Class(1)	2,025	60,681

		5,004,910

Diversified Fixed Income Funds—65.5%
TCW Emerging Markets Income Fund—I Class(1)	32,076	215,232
TCW Global Bond Fund—I Class(1)	111,479	944,225
TCW MetWest High Yield Bond Fund—I Class(1)	45,209	422,702
TCW MetWest Low Duration Bond Fund—I Class(1)	71,855	603,585
TCW MetWest Total Return Bond Fund—I Class(1)	869,370	7,859,109
TCW MetWest Unconstrained Bond Fund—I Class(1)	318,068	3,298,365
TCW Securitized Bond Fund—I Class(1)	915,096	7,055,388

		20,398,606

Exchange-Traded Funds—16.9%
iShares Gold Trust(2)	8,355	518,094
iShares MSCI EAFE ETF	6,960	609,139
TCW Artificial Intelligence ETF(1),(2)	5,522	177,726
TCW Compounders ETF(1)	99,874	3,404,864
TCW Transform Supply Chain ETF(1)	4,690	328,990
TCW Transform Systems ETF(1)	2,270	214,413

		5,253,226

Exchange-Traded Notes—0.9%
iPath Bloomberg Commodity Index Total Return ETN(2)	8,720	294,387

Total Exchange-traded Notes (Cost: $280,702)		294,387

Total Investment Companies (Cost: $27,544,856)		30,951,129

MONEY MARKET INVESTMENTS—0.8%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 4.25%(3)	154,326	154,326
TCW Central Cash Fund, 4.34%(1),(3)	100,000	100,000
Total Money Market Investments (Cost: $254,326)		254,326

Total Money Market Investments (Cost: $254,326)		254,326

Total Investments (100.2%) (Cost: $27,799,182)		31,205,455
Excess Of Other Assets Over Liabilities (-0.2%)		(75,056)

Net Assets (100.0%)		$31,130,399

Notes to the Schedule of Investments:
ETF	Exchange-Traded Fund.
ETN	Exchange Traded Note.
(1)	Affiliated issuer.
(2)	Non-income producing security.
(3)	Rate disclosed is the 7-day net yield as of July 31, 2025.

TCW Conservative Allocation Fund

Schedule of Investments (Continued)

The summary of the TCW Conservative Allocation Fund transactions in the affiliated funds for the period ended July 31, 2025 is as follows:

Name of Affiliated Fund	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Number of Shares Held July 31, 2025	Value at July 31, 2025	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Artificial Intelligence ETF	$157,796	$—	$8,775	5,522	$177,726	$—	$—	$6,122	$22,583
TCW Central Cash Fund	—	1,700,000	1,600,000	100,000	100,000	2,285	—	—	—
TCW Compounders ETF	3,184,346	938,307	633,526	99,874	3,404,864	301,879	—	1,707	(85,970)
TCW Concentrated Large Cap Growth Fund	1,732,949	233,094	580,647	41,309	1,392,515	—	—	159,813	(152,694)
TCW Emerging Markets Income Fund—I Class	208,039	12,559	9,353	32,076	215,232	11,511	—	(819)	4,806
TCW Global Bond Fund—I Class	1,123,044	25,334	231,541	111,479	944,225	22,608	—	(47,941)	75,329
TCW Global Real Estate Fund—I Class	1,299,842	18,231	394,260	72,356	881,292	18,231	—	69,308	(111,829)
TCW MetWest High Yield Bond Fund—I Class	164,199	326,019	78,794	45,209	422,702	14,250	—	(1,156)	12,434
TCW MetWest Low Duration Bond Fund—I Class	1,343,078	34,396	782,711	71,855	603,585	34,533	—	(24,521)	33,343
TCW MetWest Total Return Bond Fund—I Class	7,140,535	1,437,034	736,202	869,370	7,859,109	260,588	—	(148,986)	166,728
TCW MetWest Unconstrained Bond Fund—I Class	3,347,535	280,613	349,295	318,068	3,298,365	163,715	—	(45,033)	64,545
TCW Relative Value Large Cap Fund—I Class	3,136,088	192,699	672,247	161,160	2,670,422	23,413	169,286	93,632	(79,750)
TCW Relative Value Mid Cap Fund—I Class	163,066	14,309	113,193	2,025	60,681	1,535	12,773	38,908	(42,409)
TCW Securitized Bond Fund—I Class	8,410,602	662,732	1,889,029	915,096	7,055,388	422,155	—	(466,467)	337,550
TCW Transform Supply Chain ETF	161,305	163,224	9,381	4,690	328,990	1,167	—	(301)	14,143
TCW Transform Systems ETF	172,891	—	8,613	2,270	214,413	649	—	1,734	48,401

Total					$29,629,509	$1,278,519	$182,059	$(364,000)	$307,210

TCW Conservative Allocation Fund

Investments by Sector (Unaudited)	July 31, 2025

Sector	Percentage of Net Assets
Diversified Fixed Income Funds	65.5%
Exchange-Traded Funds	16.9
Diversified Equity Funds	16.1
Exchange-Traded Notes	0.9
Money Market Investments	0.8

Total	100.2%

TCW Conservative Allocation Fund

Fair Valuation Summary (Unaudited)	July 31, 2025

The following is a summary of the fair valuations according to the inputs used as of July 31, 2025 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investment Companies	$30,951,129	$—	$—	$30,951,129
Money Market Investments	254,326	—	—	254,326

Total Investments	$31,205,455	$—	$—	$31,205,455

TCW Global Real Estate Fund

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

Issues	Shares	Value
COMMON STOCK—98.9% of Net Assets
Australia—11.0%
Charter Hall Group	48,727	$628,940
Dexus	368,086	1,664,866
Goodman Group	61,353	1,374,320
Mirvac Group	562,707	808,874

Total Australia (Cost: $4,066,495)		4,477,000

Belgium—2.8% (Cost: $1,258,835)
Shurgard Self Storage Ltd.	28,849	1,148,155

Canada—5.8%
Brookfield Corp.	13,696	919,407
BSR Real Estate Investment Trust	19,830	247,875
Killam Apartment Real Estate Investment Trust	91,983	1,218,855

Total Canada (Cost: $2,435,859)		2,386,137

Japan—5.5%
Mitsubishi Estate Co. Ltd.	70,500	1,322,605
Mitsui Fudosan Co. Ltd.	103,900	930,572

Total Japan (Cost: $1,882,315)		2,253,177

Singapore—2.4% (Cost: $1,007,023)
CapitaLand Ascendas REIT	457,000	979,287

Spain—7.1%
Cellnex Telecom SA(1)	37,215	1,317,155
Merlin Properties Socimi SA	113,345	1,573,987

Total Spain (Cost: $2,762,555)		2,891,142

United Kingdom—2.5% (Cost: $1,360,254)
Segro PLC	118,481	1,011,846

United States—61.8%
American Tower Corp.	5,864	1,221,999
Americold Realty Trust, Inc.	42,747	687,372
CBRE Group, Inc.(1)	8,115	1,263,830
Cousins Properties, Inc.	41,172	1,115,761
Digital Realty Trust, Inc.	6,360	1,122,158
EastGroup Properties, Inc.	6,483	1,058,285
Equinix, Inc.	3,273	2,569,861
Essential Properties Realty Trust, Inc.	22,105	673,981
Gaming & Leisure Properties, Inc.	31,013	1,413,573
Jones Lang LaSalle, Inc.(1)	5,130	1,386,947
Lennar Corp.	8,000	897,440
Mid-America Apartment Communities, Inc.	5,856	834,070
NexPoint Residential Trust, Inc.	25,392	791,723
Phillips Edison & Co., Inc.	18,244	616,465
PotlatchDeltic Corp.	21,451	877,131
Prologis, Inc.	11,837	1,263,955
Public Storage	2,758	750,011
SBA Communications Corp.	2,552	573,485
Simon Property Group, Inc.	4,150	679,729
STAG Industrial, Inc.	23,689	813,243
Toll Brothers, Inc.	5,311	628,610
Travel & Leisure Co.	30,966	1,834,736
VICI Properties, Inc.	26,220	854,772
Welltower, Inc.	7,578	1,250,900

Total United States (Cost: $24,528,028)		25,180,037

Total Common Stock (Cost: $39,301,364)		40,326,781

MONEY MARKET INVESTMENTS—1.3% of Net Assets

United States—1.3%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 4.25%(2)	208,367	208,367
TCW Central Cash Fund, 4.34%(2)(3)	310,000	310,000
Total Money Market Investments (Cost: $518,367)		518,367

Total Investments (100.2%) (Cost: $39,819,731)		40,845,148

Excess Of Other Assets Over Liabilities (-0.2%)		(90,293)

Net Assets (100.0%)		$40,754,855

Notes to the Schedule of Investments:
REIT	Real Estate Investment Trust.
(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of July 31, 2025.
(3)	Affiliated issuer.

TCW Global Real Estate Fund

Schedule of Investments (Continued)

The summary of the TCW Global Real Estate Fund transactions in the affiliated funds for the period ended July 31, 2025 is as follows:

Name of Affiliated Fund	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Number of Shares Held July 31, 2025	Value at July 31, 2025	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund	$—	$6,900,000	$6,590,000	310,000	$310,000	$35,491	$—	$—	$—

Total					$310,000	$35,491	$—	$—	$—

TCW Global Real Estate Fund

Investments by Sector (Unaudited)	July 31, 2025

Sector	Percentage of Net Assets
Specialized REITs	25.8%
Industrial REITs	17.6
Real Estate Management & Development	12.0
Diversified REITs	9.0
Residential REITs	7.6
Office REITs	6.8
Hotels, Restaurants & Leisure	4.5
Household Durables	3.8
Diversified Telecommunication Services	3.2
Retail REITs	3.2
Health Care REITs	3.1
Capital Markets	2.3
Money Market Investments	1.3

Total	100.2%

TCW Global Real Estate Fund

Investments by Country (Unaudited)	July 31, 2025

Country	Percentage of Net Assets
United States	63.0%
Australia	11.0
Spain	7.1
Canada	5.9
Japan	5.5
Belgium	2.8
United Kingdom	2.5
Singapore	2.4

Total	100.2%

TCW Global Real Estate Fund

Fair Valuation Summary (Unaudited)	July 31, 2025

The following is a summary of the fair valuations according to the inputs used as of July 31, 2025 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Industrial REITs	$3,822,855	$3,365,453	$—	$7,188,308
Specialized REITs	6,810,216	—	—	6,810,216
Diversified REITs	1,247,466	3,011,801	—	4,259,267
Office REITs	1,115,761	1,664,866	—	2,780,627
Real Estate Services	2,650,777	—	—	2,650,777
Multi-Family Residential REITs	2,300,800	—	—	2,300,800
Diversified Real Estate Activities	—	2,253,177	—	2,253,177
Hotels, Resorts & Cruise Lines	1,834,736	—	—	1,834,736
Homebuilding	1,526,050	—	—	1,526,050
Wireless Telecommunication Services	—	1,317,155	—	1,317,155
Retail REITs	1,296,194	—	—	1,296,194
Health Care REITs	1,250,900	—	—	1,250,900
Self Storage REITs	—	1,148,155	—	1,148,155
Data Center REITs	1,122,158	—	—	1,122,158
Asset Management & Custody Banks	919,407	—	—	919,407
Timber REITs	877,131	—	—	877,131
Single-Family Residential REITs	791,723	—	—	791,723

Total Common Stock	27,566,174	12,760,607	—	40,326,781

Money Market Investments	518,367	—	—	518,367

Total Investments	$28,084,541	$12,760,607	$—	$40,845,148

TCW Relative Value Large Cap Fund

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

Issues	Shares	Value
COMMON STOCK—97.4% of Net Assets

Aerospace & Defense—0.7%
Textron, Inc.	41,110	$3,197,125

Air Freight & Logistics—0.6%
United Parcel Service, Inc.—Class B	31,111	2,680,524

Automobiles—2.0%
General Motors Co.	173,267	9,242,062

Banks—4.6%
JPMorgan Chase & Co.	71,246	21,105,915

Beverages—2.0%
Keurig Dr. Pepper, Inc.	136,934	4,470,895
PepsiCo, Inc.	34,771	4,795,616

		9,266,511

Biotechnology—4.3%
AbbVie, Inc.	59,975	11,336,475
Amgen, Inc.	28,472	8,402,087

		19,738,562

Building Products—3.6%
Johnson Controls International PLC (Ireland)	157,929	16,582,545

Capital Markets—10.4%
Bank of New York Mellon Corp.	173,091	17,560,082
Intercontinental Exchange, Inc.	97,168	17,959,561
Morgan Stanley	85,576	12,191,157

		47,710,800

Chemicals—1.8%
DuPont de Nemours, Inc.	112,633	8,098,313

Diversified Telecommunication Services—1.9%
AT&T, Inc.	312,319	8,560,664

Electrical Equipment—2.6%
GE Vernova, Inc.	18,499	12,214,705

Electronic Equipment, Instruments & Components—2.4%
Flex Ltd.(1)	217,245	10,834,008

Energy Equipment & Services—2.8%
Baker Hughes Co.	290,442	13,084,412

Entertainment—2.9%
Walt Disney Co.	113,186	13,481,584

Financial Services—7.2%
Apollo Global Management, Inc.	112,472	16,344,431
Equitable Holdings, Inc.	117,821	6,050,108
Fiserv, Inc.(1)	78,838	10,953,752

		33,348,291

Health Care Equipment & Supplies—3.0%
GE HealthCare Technologies, Inc.(1)	116,677	8,321,404
Medtronic PLC	60,713	5,478,741

		13,800,145

Health Care Providers & Services—3.8%
McKesson Corp.	24,932	17,291,339

Household Durables—2.4%
Lennar Corp.	100,276	11,248,962

Household Products—1.9%
Procter & Gamble Co.	59,518	8,955,673

Insurance—2.2%
MetLife, Inc.	133,217	10,117,831

Interactive Media & Services—2.6%
Alphabet, Inc.—Class C	62,623	12,077,472

IT Services—4.1%
International Business Machines Corp.	74,787	18,932,329

Machinery—2.0%
Xylem, Inc.	62,830	9,086,475

Media—1.4%
Comcast Corp.	200,477	6,661,851

Metals & Mining—0.9%
Freeport-McMoRan, Inc.	104,877	4,220,250

Multi-Utilities—3.0%
NiSource, Inc.	323,922	13,750,489

Oil, Gas & Consumable Fuels—2.6%
Exxon Mobil Corp.	105,955	11,828,816

Pharmaceuticals—1.4%
Merck & Co., Inc.	83,911	6,555,127

Real Estate Management & Development—2.4%
Jones Lang LaSalle, Inc.(1)	41,052	11,098,819

Semiconductors & Semiconductor Equipment—3.9%
Intel Corp.	685,089	13,564,762
Texas Instruments, Inc.	24,629	4,459,327

		18,024,089

Software—1.9%
Salesforce, Inc.	33,677	8,699,779

Specialized REITs—1.0%
Equinix, Inc.	5,934	4,659,199

Technology Hardware, Storage & Peripherals—4.0%
NetApp, Inc.	89,063	9,274,130
Seagate Technology Holdings PLC	57,827	9,079,417

		18,353,547

Textiles, Apparel & Luxury Goods—3.1%
Tapestry, Inc.	130,259	14,071,880

Total Common Stock (Cost: $290,879,356)		448,580,093

MONEY MARKET INVESTMENTS—2.5%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 4.25%(2)	1,364,211	1,364,211
TCW Central Cash Fund, 4.34%(2)(3)	10,180,000	10,180,000

Total Money Market Investments (Cost: $11,544,211)		11,544,211

Total Investments (99.9%) (Cost: $302,423,567)		460,124,304
Excess Of Other Assets Over Liabilities (0.1%)		332,055

Net Assets (100.0%)		$460,456,359

Notes to the Schedule of Investments:
REIT	Real Estate Investment Trust.
(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of July 31, 2025.
(3)	Affiliated issuer.

TCW Relative Value Large Cap Fund

Schedule of Investments (Continued)

The summary of the TCW Relative Value Large Cap Fund transactions in the affiliated funds for the period ended July 31, 2025 is as follows:

Name of Affiliated Fund	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Number of Shares Held July 31, 2025	Value at July 31, 2025	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund	$—	$50,480,000	$40,300,000	$10,180,000	$10,180,000	$156,536	$—	$—	$—

Total					$10,180,000	$156,536	$—	$—	$—

TCW Relative Value Large Cap Fund

Investments by Sector (Unaudited)	July 31, 2025

Sector	Percentage of Net Assets
Capital Markets	10.4%
Financial Services	7.2
Banks	4.6
Biotechnology	4.3
IT Services	4.1
Technology Hardware, Storage & Peripherals	4.0
Semiconductors & Semiconductor Equipment	3.9
Health Care Providers & Services	3.8
Building Products	3.6
Textiles, Apparel & Luxury Goods	3.1
Health Care Equipment & Supplies	3.0
Multi-Utilities	3.0
Entertainment	2.9
Energy Equipment & Services	2.8
Electrical Equipment	2.6
Interactive Media & Services	2.6
Oil, Gas & Consumable Fuels	2.6
Electronic Equipment, Instruments & Components	2.4
Household Durables	2.4
Real Estate Management & Development	2.4
Insurance	2.2
Automobiles	2.0
Beverages	2.0
Machinery	2.0
Diversified Telecommunication Services	1.9
Household Products	1.9
Software	1.9
Chemicals	1.8
Media	1.4
Pharmaceuticals	1.4
Specialized REITs	1.0
Metals & Mining	0.9
Aerospace & Defense	0.7
Air Freight & Logistics	0.6
Money Market Investments	2.5

Total	99.9%

TCW Relative Value Large Cap Fund

Fair Valuation Summary (Unaudited)	July 31, 2025

The following is a summary of the fair valuations according to the inputs used as of July 31, 2025 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Common Stock
Capital Markets	$47,710,800	$—	$—	$47,710,800
Financial Services	33,348,291	—	—	33,348,291
Banks	21,105,915	—	—	21,105,915
Biotechnology	19,738,562	—	—	19,738,562
IT Services	18,932,329	—	—	18,932,329
Technology Hardware, Storage & Peripherals	18,353,547	—	—	18,353,547
Semiconductors & Semiconductor Equipment	18,024,089	—	—	18,024,089
Health Care Providers & Services	17,291,339	—	—	17,291,339
Building Products	16,582,545	—	—	16,582,545
Textiles, Apparel & Luxury Goods	14,071,880	—	—	14,071,880
Health Care Equipment & Supplies	13,800,145	—	—	13,800,145
Multi-Utilities	13,750,489	—	—	13,750,489
Entertainment	13,481,584	—	—	13,481,584
Energy Equipment & Services	13,084,412	—	—	13,084,412
Electrical Equipment	12,214,705	—	—	12,214,705
Interactive Media & Services	12,077,472	—	—	12,077,472
Oil, Gas & Consumable Fuels	11,828,816	—	—	11,828,816
Household Durables	11,248,962	—	—	11,248,962
Real Estate Management & Development	11,098,819	—	—	11,098,819
Electronic Equipment, Instruments & Components	10,834,008	—	—	10,834,008
Insurance	10,117,831	—	—	10,117,831
Beverages	9,266,511	—	—	9,266,511
Automobiles	9,242,062	—	—	9,242,062
Machinery	9,086,475	—	—	9,086,475
Household Products	8,955,673	—	—	8,955,673
Software	8,699,779	—	—	8,699,779
Diversified Telecommunication Services	8,560,664	—	—	8,560,664
Chemicals	8,098,313	—	—	8,098,313
Media	6,661,851	—	—	6,661,851
Pharmaceuticals	6,555,127	—	—	6,555,127
Specialized REITs	4,659,199	—	—	4,659,199
Metals & Mining	4,220,250	—	—	4,220,250
Aerospace & Defense	3,197,125	—	—	3,197,125
Air Freight & Logistics	2,680,524	—	—	2,680,524

Total Common Stock	448,580,093	—	—	448,580,093

Money Market Investments	11,544,211	—	—	11,544,211

Total Investments	$460,124,304	$—	$—	$460,124,304

TCW Relative Value Mid Cap Fund

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

Issues	Shares	Value
COMMON STOCK—96.8% of Net Assets

Aerospace & Defense—0.9%
Textron, Inc.	11,345	$882,301

Air Freight & Logistics—2.8%
CH Robinson Worldwide, Inc.	16,384	1,889,403
FedEx Corp.	3,677	821,773

		2,711,176

Banks—5.5%
First Citizens BancShares, Inc.	490	977,433
Popular, Inc.	37,552	4,302,708

		5,280,141

Beverages—1.0%
Keurig Dr. Pepper, Inc.	28,168	919,685

Broadline Retail—3.7%
eBay, Inc.	39,125	3,589,719

Capital Markets—4.4%
ARES Management Corp.	14,563	2,701,873
Interactive Brokers Group, Inc.	22,962	1,505,389

		4,207,262

Chemicals—3.8%
Corteva, Inc.	25,691	1,853,092
DuPont de Nemours, Inc.	25,445	1,829,495

		3,682,587

Construction & Engineering—2.4%
Arcosa, Inc.	26,931	2,312,834

Construction Materials—0.7%
CRH PLC	7,466	712,630

Consumer Finance—1.8%
OneMain Holdings, Inc.	30,340	1,753,349

Consumer Staples Distribution & Retail—3.5%
Dollar Tree, Inc.(1)	8,985	1,020,246
Sprouts Farmers Market, Inc.(1)	15,870	2,404,940

		3,425,186

Electronic Equipment, Instruments & Components—5.2%
Avnet, Inc.	43,249	2,289,602
Flex Ltd.(1)	55,648	2,775,166

		5,064,768

Energy Equipment & Services—3.6%
Baker Hughes Co.	48,065	2,165,328
TechnipFMC PLC	35,105	1,276,769

		3,442,097

Entertainment—1.0%
Electronic Arts, Inc.	6,375	972,124

Financial Services—6.9%
Corpay, Inc.(1)	8,966	2,896,466
Equitable Holdings, Inc.	72,809	3,738,742

		6,635,208

Health Care Providers & Services—3.0%
Henry Schein, Inc.(1)	18,597	1,258,087
Quest Diagnostics, Inc.	9,729	1,628,732

		2,886,819

Health Care REITs—2.2%
Welltower, Inc.	13,083	2,159,611

Hotels, Restaurants & Leisure—3.0%
Darden Restaurants, Inc.	4,360	879,281
Travel & Leisure Co.	34,013	2,015,270

		2,894,551

Household Durables—4.0%
Lennar Corp.	9,932	1,114,172
Toll Brothers, Inc.	23,101	2,734,234

		3,848,406

Insurance—4.9%
Arch Capital Group Ltd.	19,606	1,687,292
Assured Guaranty Ltd.	15,413	1,303,632
RenaissanceRe Holdings Ltd.	7,316	1,783,202

		4,774,126

Machinery—3.5%
AGCO Corp.	4,648	548,325
Manitowoc Co., Inc.(1)	43,834	558,883
Westinghouse Air Brake Technologies Corp.	11,989	2,302,487

		3,409,695

Marine Transportation—1.5%
Kirby Corp.(1)	15,480	1,475,399

Media—1.6%
Interpublic Group of Cos., Inc.	29,944	736,622
Omnicom Group, Inc.	11,430	823,532

		1,560,154

Metals & Mining—0.6%
Freeport-McMoRan, Inc.	13,960	561,750

Multi-Utilities—5.4%
NiSource, Inc.	63,281	2,686,279
Sempra	31,334	2,559,361

		5,245,640

Oil, Gas & Consumable Fuels—3.6%
ConocoPhillips	4,969	473,745
Expand Energy Corp.	8,172	856,262
Marathon Petroleum Corp.	5,586	950,681
Range Resources Corp.	31,986	1,174,526

		3,455,214

Pharmaceuticals—1.1%
Teva Pharmaceutical Industries, Ltd. (SP ADR) (Israel)(1)	68,329	1,055,683

Professional Services—1.5%
Jacobs Solutions, Inc.	9,992	1,417,565

Real Estate Management & Development—3.7%
Jones Lang LaSalle, Inc.(1)	13,350	3,609,306

Retail REITs—1.5%
Curbline Properties Corp.	63,897	1,412,124

Semiconductors & Semiconductor Equipment—1.4%
Analog Devices, Inc.	5,971	1,341,266

Specialty Retail—2.2%
Academy Sports & Outdoors, Inc.	17,908	909,547
Advance Auto Parts, Inc.	17,143	909,779
Williams-Sonoma, Inc.	1,741	325,654

		2,144,980

TCW Relative Value Mid Cap Fund

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

Issues	Shares	Value
Technology Hardware, Storage & Peripherals—1.7%
Seagate Technology Holdings PLC	10,223	$1,605,113

Textiles, Apparel & Luxury Goods—3.2%
Tapestry, Inc.	28,516	3,080,583

Total Common Stock (Cost: $59,950,561)		93,529,052

Money Market Investments—3.3%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 4.25%(2)	398,359	398,359
TCW Central Cash Fund, 4.34%(2)(3)	2,860,000	2,860,000

		3,258,359

Total Money Market Investments (Cost: $3,258,359)		3,258,359

Total Investments (100.1%) (Cost: $63,208,920)		96,787,411
Excess Of Other Assets Over Liabilities (-0.1%)		(138,680)

Net Assets (100.0%)		$96,648,731

Notes to the Schedule of Investments:
REIT	Real Estate Investment Trust.
SP ADR	Sponsored American Depositary Receipt. ADRs are receipts, typically issued by a U.S. bank or trust company, evidencing ownership of underlying securities issued by a foreign corporation. Sponsored ADRs are ADRs issued with the cooperation of the foreign corporation.
(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of July 31, 2025.
(3)	Affiliated issuer.

TCW Relative Value Mid Cap Fund

Schedule of Investments (Continued)

The summary of the TCW Relative Value Mid Cap Fund transactions in the affiliated funds for the period ended July 31, 2025 is as follows:

Name of Affiliated Fund	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Number of Shares Held July 31, 2025	Value at July 31, 2025	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund	$—	$11,760,000	$8,900,000	2,860,000	$2,860,000	$52,217	$—	$—	$—

Total					$2,860,000	$52,217	$—	$—	$—

TCW Relative Value Mid Cap Fund

Investments by Sector (Unaudited)	July 31, 2025

Sector	Percentage of Net Assets
Financial Services	6.9%
Banks	5.5
Multi-Utilities	5.4
Electronic Equipment, Instruments & Components	5.2
Insurance	4.9
Capital Markets	4.4
Household Durables	4.0
Chemicals	3.8
Broadline Retail	3.7
Real Estate Management & Development	3.7
Energy Equipment & Services	3.6
Oil, Gas & Consumable Fuels	3.6
Consumer Staples Distribution & Retail	3.5
Machinery	3.5
Textiles, Apparel & Luxury Goods	3.2
Health Care Providers & Services	3.0
Hotels, Restaurants & Leisure	3.0
Air Freight & Logistics	2.8
Construction & Engineering	2.4
Health Care REITs	2.2
Specialty Retail	2.2
Consumer Finance	1.8
Technology Hardware, Storage & Peripherals	1.7
Media	1.6
Marine Transportation	1.5
Professional Services	1.5
Retail REITs	1.5
Semiconductors & Semiconductor Equipment	1.4
Pharmaceuticals	1.1
Beverages	1.0
Entertainment	1.0
Aerospace & Defense	0.9
Construction Materials	0.7
Metals & Mining	0.6
Money Market Investments	3.3

Total	100.1%

TCW Relative Value Mid Cap Fund

Fair Valuation Summary (Unaudited)	July 31, 2025

The following is a summary of the fair valuations according to the inputs used as of July 31, 2025 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Financial Services	$6,635,208	$—	$—	$6,635,208
Banks	5,280,141	—	—	5,280,141
Multi-Utilities	5,245,640	—	—	5,245,640
Electronic Equipment, Instruments & Components	5,064,768	—	—	5,064,768
Insurance	4,774,126	—	—	4,774,126
Capital Markets	4,207,262	—	—	4,207,262
Household Durables	3,848,406	—	—	3,848,406
Chemicals	3,682,587	—	—	3,682,587
Real Estate Management & Development	3,609,306	—	—	3,609,306
Broadline Retail	3,589,719	—	—	3,589,719
Oil, Gas & Consumable Fuels	3,455,214	—	—	3,455,214
Energy Equipment & Services	3,442,097	—	—	3,442,097
Consumer Staples Distribution & Retail	3,425,186	—	—	3,425,186
Machinery	3,409,695	—	—	3,409,695
Textiles, Apparel & Luxury Goods	3,080,583	—	—	3,080,583
Hotels, Restaurants & Leisure	2,894,551	—	—	2,894,551
Health Care Providers & Services	2,886,819	—	—	2,886,819
Air Freight & Logistics	2,711,176	—	—	2,711,176
Construction & Engineering	2,312,834	—	—	2,312,834
Health Care REITs	2,159,611	—	—	2,159,611
Specialty Retail	2,144,980	—	—	2,144,980
Consumer Finance	1,753,349	—	—	1,753,349
Technology Hardware, Storage & Peripherals	1,605,113	—	—	1,605,113
Media	1,560,154	—	—	1,560,154
Marine Transportation	1,475,399	—	—	1,475,399
Professional Services	1,417,565	—	—	1,417,565
Retail REITs	1,412,124	—	—	1,412,124
Semiconductors & Semiconductor Equipment	1,341,266	—	—	1,341,266
Pharmaceuticals	1,055,683	—	—	1,055,683
Entertainment	972,124	—	—	972,124
Beverages	919,685	—	—	919,685
Aerospace & Defense	882,301	—	—	882,301
Construction Materials	712,630	—	—	712,630
Metals & Mining	561,750	—	—	561,750

Total Common Stock	93,529,052	—	—	93,529,052

Money Market Investments	3,258,359	—	—	3,258,359

Total Investments	$96,787,411	$—	$—	$96,787,411

Note 1 — Security Valuations

Securities listed or traded on the NYSE and other stock exchanges were valued at the latest sale price on the exchange. Securities traded on the NASDAQ stock market (“NASDAQ”) were valued during the period using official closing prices as reported by NASDAQ, which may not have been the last sale price. Options on equity securities and options on indexes were valued using mid prices (average of bid and ask prices) as reported by the exchange or pricing service. Investments in open-end mutual funds including money market funds were valued based on the NAV per share as reported by the investment companies. All other securities for which over-the-counter (“OTC”) market quotations were readily available, including short-term securities, swap agreements and forward currency exchange contracts, were valued with prices furnished by independent pricing services or by broker-dealers.

Pursuant to Rule 2a-5 under the 1940 Act, the Company’s Board of Directors (the “Board”, and each member thereof, a “Director”) has designated the Advisor as the “valuation designee” with respect to the fair valuation of the Fund’s portfolio securities, subject to oversight by and periodic reporting to the Board. Fair valued securities are those for which market quotations were not readily available, including in circumstances under which it was determined by the Advisor that prices received were not reflective of their market values.

The Advisor, as the valuation designee, uses a fair valuation methodology for foreign equity securities (exclusive of certain Latin American and Canadian equity securities). This methodology is designed to address the effect of movements in the U.S. market on the securities traded on foreign exchanges that have been closed for a period of time due to time zone differences. The utilization of the fair value model may result in the adjustment of prices taking into account fluctuations in the U.S. market. The fair value model was utilized each trading day and was not dependent on certain thresholds or triggers.

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose investments in their financial statements in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value measurements based on inputs. Inputs that go into fair value measurement refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the inputs market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 — quoted prices in active markets for identical investments.

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

Fair Value Measurements: Descriptions of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities. Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are generally categorized as Level 1 of the fair value hierarchy. Restricted securities issued by publicly held companies are generally categorized as Level 2 of the fair value hierarchy; if a discount is applied and significant, they are categorized as Level 3. Restricted securities held in non-public entities are categorized as Level 3 of the fair value hierarchy because they trade infrequently, and therefore the inputs are unobservable. Certain foreign securities that are fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets are categorized as Level 2 of the fair value hierarchy.

Mutual funds. Open-end mutual funds including money market funds are valued using the NAV as reported by the fund companies. As such, they are categorized as Level 1.

Options contracts. Options contracts traded on securities exchanges are fair valued using market mid prices; as such, they are categorized as Level 1. Option contracts traded OTC are fair valued based on pricing models and incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts on a given strike price. To the extent that these inputs are observable and timely, the fair value of OTC option contracts would be categorized as Level 2; otherwise, the fair values would be categorized as Level 3.

Restricted securities. Restricted securities, including illiquid Rule 144A securities, issued by non-public entities are categorized as Level 3 of the fair value hierarchy because they trade infrequently, and therefore the inputs are unobservable. Any other restricted securities valued similar to publicly traded securities may be categorized as Level 2 or 3 of the fair value hierarchy depending on whether a discount is applied and significant to the fair value.

Warrants. Warrants are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded, and valuation adjustments are not applied, they are generally categorized as Level 1 of the fair value hierarchy.

The summary of the inputs used as of July 31, 2025 in valuing the Funds’ investments is listed after the Schedule of Investments for each Fund.

Note 2 — Portfolio Investments

When-Issued, Delayed-Delivery and Forward Commitment Transactions: The Funds, with the exception of the TCW Conservative Allocation Fund, may enter into when-issued, delayed-delivery, or forward commitment transactions in order to lock in the purchase price of the underlying security or to adjust the interest rate exposure of each Fund’s existing portfolio. In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although the Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery or forward commitment basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate with market conditions. In addition, because the Fund is not required to pay for when-issued, delayed-delivery or forward commitment securities until the delivery date, they may result in a form of leverage to the extent the Fund does not set aside liquid assets to cover the commitment. To guard against this deemed leverage, the Fund monitors the obligations under these transactions on a daily basis and ensures that the Fund has sufficient liquid assets to cover them. There were no when-issued, delayed-delivery or forward commitment transactions in the Funds during the period ended July 31, 2025.

Repurchase Agreements: The Funds may enter into repurchase agreements under the terms of a Master Repurchase Agreement (“MRA”). In a repurchase agreement, the Funds purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. The MRA permits each Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from each Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, each Fund receives securities as collateral with a market value in excess of the repurchase price. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund recognizes a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty. There were no repurchase agreements outstanding as of July 31, 2025.

Securities Lending: The Funds may lend their securities to qualified brokers. The loans must be collateralized at all times primarily with cash although the Funds can accept money market instruments or U.S. Government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. The Funds did not lend any securities during the period ended July 31, 2025.

Derivatives:

Options: The Funds may purchase and sell put and call options on a security or an index of securities to enhance investment performance and/or to protect against changes in market prices. The Funds may also enter into currency options to hedge against or to take advantage of currency fluctuations.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If a Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund ultimately wants to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit a Fund might have realized had it bought the underlying security at the time it purchased the call option.

Purchasing foreign currency options gives a Fund the right, but not the obligation, to buy or sell specified amounts of currency at a rate of exchange that may be exercised by a certain date. These currency options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. Premiums paid for purchasing options that expire are treated as realized losses.

Options purchased or sold by a Fund may be traded on a securities or options exchange. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by an exchange or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace the expiring series, and opening transactions in existing series may be prohibited.

OTC options are options not traded on exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by a Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration.

During the period ended July 31, 2025, the Funds did not enter into option contracts.

Note 3 — Transactions with Affiliates

The summary of each Fund’s transactions in affiliated funds for the period ended July 31, 2025 is listed after the Schedule of Investments.

Note 4 — Restricted Securities

The Funds are permitted to invest in securities that have legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered before being sold to the public (exemption rules apply). Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended (the “Securities Act”). However, the Company considers 144A securities to be restricted if those securities have been deemed illiquid. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There were no restricted securities held by the Funds at July 31, 2025.

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
FIXED INCOME SECURITIES—99.7%
ASSET-BACKED SECURITIES—7.2%
AGL CLO 7 Ltd. Series 2020-7A, Class BR 6.28% (3 mo. USD Term SOFR + 1.962%)(1),(2)	07/15/34	$1,500,000	$1,502,028
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2 1.94%(1)	08/15/46	1,372,000	1,326,942
ARES LXII CLO Ltd. Series 2021-62A, Class B 6.23% (3 mo. USD Term SOFR + 1.912%)(1),(2)	01/25/34	1,500,000	1,503,717
Barings CLO Ltd. Series 2018-4A, Class A1R 5.47% (3 mo. USD Term SOFR + 1.150%)(1),(2)	10/15/30	1,799,936	1,801,729
Clover CLO LLC Series 2018-1A, Class A1RR 5.86% (3 mo. USD Term SOFR + 1.530%)(1),(2)	04/20/37	4,190,000	4,208,930
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC Series 2025-1A, Class A2 6.00%(1)	05/20/55	500,000	510,751
Dryden 40 Senior Loan Fund Series 2015-40A, Class AR2 5.48% (3 mo. USD Term SOFR + 1.150%)(1),(2)	08/15/31	1,519,436	1,519,468
Dryden XXVI Senior Loan Fund Series 2013-26A, Class AR 5.48% (3 mo. USD Term SOFR + 1.162%)(1),(2)	04/15/29	507,908	508,992
JGWPT XXX LLC Series 2013-3A, Class A 4.08%(1)	01/17/73	853,235	799,608
JGWPT XXXII LLC Series 2014-2A, Class A 3.61%(1)	01/17/73	999,133	897,778
LCM 37 Ltd. Series 37A, Class A1R 5.38% (3 mo. USD Term SOFR + 1.060%)(1),(2)	04/15/34	2,383,589	2,383,556
LCM Loan Income Fund I Ltd. Series 1A, Class B 6.04% (3 mo. USD Term SOFR + 1.712%)(1),(2)	04/20/31	50,000	50,066
Madison Park Funding XLVIII Ltd. Series 2021-48A, Class A 5.74% (3 mo. USD Term SOFR + 1.412%)(1),(2)	04/19/33	3,888,607	3,904,165
Navient Private Education Refi Loan Trust Series 2021-GA, Class A 1.58%(1)	04/15/70	2,077,107	1,862,471
Palmer Square CLO Ltd. Series 2019-1A, Class A1R 5.72% (3 mo. USD Term SOFR + 1.412%)(1),(2)	11/14/34	1,700,000	1,701,375
Skyline Aviation, Inc. Class A 3.23%(3)	07/03/38	3,716,168	3,442,844
SLM Student Loan Trust Series 2003-7A, Class A5A 5.80% (90 day USD SOFR Average + 1.462%)(1),(2)	12/15/33	1,051,768	1,032,925
SLM Student Loan Trust Series 2008-2, Class B 5.80% (90 day USD SOFR Average + 1.462%)(2)	01/25/83	710,000	719,190
SLM Student Loan Trust Series 2008-3, Class B 5.80% (90 day USD SOFR Average + 1.462%)(2)	04/26/83	710,000	714,782
SLM Student Loan Trust Series 2008-4, Class A4 6.25% (90 day USD SOFR Average + 1.912%)(2)	07/25/22	1,230,100	1,233,151
SLM Student Loan Trust Series 2008-4, Class B 6.45% (90 day USD SOFR Average + 2.112%)(2)	04/25/73	710,000	725,785
SLM Student Loan Trust Series 2008-5, Class B 6.45% (90 day USD SOFR Average + 2.112%)(2)	07/25/73	710,000	716,848
SLM Student Loan Trust Series 2008-6, Class B 6.45% (90 day USD SOFR Average + 2.112%)(2)	07/26/83	710,000	713,680
SLM Student Loan Trust Series 2008-7, Class B 6.45% (90 day USD SOFR Average + 2.112%)(2)	07/26/83	710,000	712,781
Vantage Data Centers Issuer LLC Series 2020-1A, Class A2 1.65%(1)	09/15/45	810,000	806,258
Voya CLO Ltd. Series 2016-3A, Class A1R2 5.48% (3 mo. USD Term SOFR + 1.150%)(1),(2)	10/18/31	1,368,699	1,370,752

Total Asset-Backed Securities (Cost: $36,910,595)			36,670,572

RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY—36.7%
Federal Home Loan Mortgage Corp., Pool #SD8178 2.50%	11/01/51	4,652,265	3,833,028
Federal Home Loan Mortgage Corp., Pool #G08710 3.00%	06/01/46	985,730	870,198
Federal Home Loan Mortgage Corp., Pool #G08715 3.00%	08/01/46	1,911,972	1,687,880
Federal Home Loan Mortgage Corp., Pool #G08721 3.00%	09/01/46	1,532,950	1,353,281
Federal Home Loan Mortgage Corp., Pool #ZM1779 3.00%	09/01/46	922,467	813,292
Federal Home Loan Mortgage Corp., Pool #G08726 3.00%	10/01/46	1,478,839	1,305,512
Federal Home Loan Mortgage Corp., Pool #G08732 3.00%	11/01/46	1,488,559	1,314,093
Federal Home Loan Mortgage Corp., Pool #SD0231 3.00%	01/01/50	3,456,120	3,022,506
Federal Home Loan Mortgage Corp., Pool #Q05261 3.50%	12/01/41	704,374	658,155
Federal Home Loan Mortgage Corp., Pool #Q20178 3.50%	07/01/43	1,496,554	1,395,233
Federal Home Loan Mortgage Corp., Pool #G60038 3.50%	01/01/44	755,990	704,538
Federal Home Loan Mortgage Corp., Pool #G07849 3.50%	05/01/44	525,898	489,392
Federal Home Loan Mortgage Corp., Pool #G08711 3.50%	06/01/46	1,589,372	1,455,359
Federal Home Loan Mortgage Corp., Pool #G08716 3.50%	08/01/46	1,072,273	981,861
Federal Home Loan Mortgage Corp., Pool #G08722 3.50%	09/01/46	427,127	391,113
Federal Home Loan Mortgage Corp., Pool #G67706 3.50%	12/01/47	444,707	407,742

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY (Continued)
Federal Home Loan Mortgage Corp., Pool #G08792 3.50%	12/01/47	$1,170,287	$1,067,379
Federal Home Loan Mortgage Corp., Pool #G67707 3.50%	01/01/48	4,924,122	4,526,720
Federal Home Loan Mortgage Corp., Pool #G08816 3.50%	06/01/48	217,320	197,945
Federal Home Loan Mortgage Corp., Pool #G06499 4.00%	03/01/41	394,942	381,013
Federal Home Loan Mortgage Corp., Pool #G06360 4.00%	03/01/41	872,969	842,217
Federal Home Loan Mortgage Corp., Pool #G06498 4.00%	04/01/41	612,044	590,475
Federal Home Loan Mortgage Corp., Pool #G60344 4.00%	12/01/45	380,721	361,151
Federal Home Loan Mortgage Corp., Pool #G67718 4.00%	01/01/49	1,122,676	1,057,913
Federal Home Loan Mortgage Corp., Pool #ZT1703 4.00%	01/01/49	764,375	719,276
Federal Home Loan Mortgage Corp., Pool #A97179 4.50%	03/01/41	781,196	770,981
Federal Home Loan Mortgage Corp., Pool #G08843 4.50%	10/01/48	765,189	740,735
Federal Home Loan Mortgage Corp., Pool #SD8238 4.50%	08/01/52	1,498,128	1,428,608
Federal Home Loan Mortgage Corp., Pool #G08826 5.00%	06/01/48	195,851	194,557
Federal Home Loan Mortgage Corp. REMICS Series 2439, Class KZ 6.50%	04/15/32	36,577	37,806
Federal Home Loan Mortgage Corp. REMICS Series 2575, Class FD (PAC) 4.90% (30 day USD SOFR Average + 0.564%)(2)	02/15/33	108,033	107,844
Federal Home Loan Mortgage Corp. REMICS Series 2662, Class MT (TAC) 4.50%	08/15/33	31,793	31,742
Federal Home Loan Mortgage Corp. REMICS Series 3315, Class S (I/O) (I/F) 1.96% (-30 day USD SOFR Average + 6.296%)(2)	05/15/37	2,923	160
Federal Home Loan Mortgage Corp. REMICS Series 3339, Class JS (I/F) 13.88% (-30 day USD SOFR Average + 42.091%)(2)	07/15/37	126,091	172,106
Federal Home Loan Mortgage Corp. REMICS Series 3351, Class ZC 5.50%	07/15/37	110,268	112,267
Federal Home Loan Mortgage Corp. REMICS Series 3380, Class SM (I/O) (I/F) 1.96% (-30 day USD SOFR Average + 6.296%)(2)	10/15/37	168,574	16,147
Federal Home Loan Mortgage Corp. REMICS Series 3382, Class FL 5.15% (30 day USD SOFR Average + 0.814%)(2)	11/15/37	38,869	38,927
Federal Home Loan Mortgage Corp. REMICS Series 3439, Class SC (I/O) (I/F) 1.45% (-30 day USD SOFR Average + 5.786%)(2)	04/15/38	743,324	44,226
Federal Home Loan Mortgage Corp. REMICS Series 3578, Class DI (I/O) (I/F) 2.20% (-30 day USD SOFR Average + 6.536%)(2)	04/15/36	233,415	19,989
Federal Home Loan Mortgage Corp. REMICS Series 4818, Class CA 3.00%	04/15/48	365,623	320,921
Federal National Mortgage Association, Pool #MA4093 2.00%	08/01/40	3,442,872	2,944,034
Federal National Mortgage Association, Pool #MA4387 2.00%	07/01/41	493,950	420,198
Federal National Mortgage Association, Pool #MA4281 2.00%	03/01/51	6,485,641	5,117,005
Federal National Mortgage Association, Pool #CB0290 2.00%	04/01/51	6,408,722	5,058,791
Federal National Mortgage Association, Pool #BQ6913 2.00%	12/01/51	6,378,771	5,013,893
Federal National Mortgage Association, Pool #CB3289 2.00%	04/01/52	8,538,501	6,749,985
Federal National Mortgage Association, Pool #CB0610 2.50%	05/01/51	5,978,856	4,972,492
Federal National Mortgage Association, Pool #CB2313 2.50%	12/01/51	6,546,710	5,431,580
Federal National Mortgage Association, Pool #MA4512 2.50%	01/01/52	4,593,566	3,781,819
Federal National Mortgage Association, Pool #MA1561 3.00%	09/01/33	814,073	776,372
Federal National Mortgage Association, Pool #BN7755 3.00%	09/01/49	2,208,630	1,931,529
Federal National Mortgage Association, Pool #FM2870 3.00%	03/01/50	1,491,909	1,304,730
Federal National Mortgage Association, Pool #BV8464 3.00%	04/01/52	3,105,298	2,664,013
Federal National Mortgage Association, Pool #AN0245 3.42%	11/01/35	1,557,378	1,477,863
Federal National Mortgage Association, Pool #MA1584 3.50%	09/01/33	1,194,789	1,154,870
Federal National Mortgage Association, Pool #MA3182 3.50%	11/01/47	254,105	231,456
Federal National Mortgage Association, Pool #FM2318 3.50%	09/01/49	221,602	201,742
Federal National Mortgage Association, Pool #MA1146 4.00%	08/01/42	461,488	440,698
Federal National Mortgage Association, Pool #AS9830 4.00%	06/01/47	418,988	393,490
Federal National Mortgage Association, Pool #MA4655 4.00%	07/01/52	4,009,836	3,704,684
Federal National Mortgage Association, Pool #BV7937 4.00%	08/01/52	4,059,986	3,756,459
Federal National Mortgage Association, Pool #FS6953 4.00%	02/01/53	4,454,470	4,122,140
Federal National Mortgage Association, Pool #AL0209 4.50%	05/01/41	217,419	214,300
Federal National Mortgage Association, Pool #CA1710 4.50%	05/01/48	1,020,264	986,616
Federal National Mortgage Association, Pool #CA1711 4.50%	05/01/48	717,151	693,500
Federal National Mortgage Association, Pool #CA2208 4.50%	08/01/48	575,690	556,704
Federal National Mortgage Association, Pool #FS4233 4.50%	12/01/52	5,698,393	5,432,196
Federal National Mortgage Association, Pool #FS4701 4.50%	04/01/53	5,681,875	5,415,560
Federal National Mortgage Association, Pool #727575 5.00%	06/01/33	9,728	9,813

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY (Continued)
Federal National Mortgage Association, Pool #BX8625 5.00%	04/01/53	$4,778,802	$4,661,458
Federal National Mortgage Association, Pool #748751 5.50%	10/01/33	28,080	28,739
Federal National Mortgage Association, Pool #MA5138 5.50%	09/01/53	3,129,567	3,122,943
Federal National Mortgage Association, Pool #AL0851 6.00%	10/01/40	200,730	210,218
Federal National Mortgage Association, Pool #596686 6.50%	11/01/31	4,117	4,303
Federal National Mortgage Association Interest STRIPS Series 426, Class C39 (I/O) 2.00%	09/25/51	2,720,569	361,247
Federal National Mortgage Association Interest STRIPS Series 426, Class C43 (I/O) 2.00%	07/25/50	2,365,611	306,291
Federal National Mortgage Association Interest STRIPS Series 426, Class C44 (I/O) 2.00%	03/25/52	5,815,149	764,478
Federal National Mortgage Association Interest STRIPS Series 426, Class C45 (I/O) 2.00%	07/25/51	6,855,674	896,425
Federal National Mortgage Association REMICS Series 2001-14, Class SH (I/F) 12.20% (-30 day USD SOFR Average + 27.424%)(2)	03/25/30	13,280	13,943
Federal National Mortgage Association REMICS Series 2001-34, Class FV 4.96% (30 day USD SOFR Average + 0.614%)(2)	08/25/31	29,550	29,586
Federal National Mortgage Association REMICS Series 2007-89, Class GF 4.98% (30 day USD SOFR Average + 0.634%)(2)	09/25/37	170,729	170,528
Federal National Mortgage Association REMICS Series 2008-30, Class SA (I/O) (I/F) 2.39% (-30 day USD SOFR Average + 6.736%)(2)	04/25/38	35,566	4,013
Federal National Mortgage Association REMICS Series 2008-62, Class SN (I/O) (I/F) 1.74% (-30 day USD SOFR Average + 6.086%)(2)	07/25/38	41,510	2,825
Federal National Mortgage Association REMICS Series 2009-64, Class TB 4.00%	08/25/29	233,658	230,428
Federal National Mortgage Association REMICS Series 2009-68, Class SA (I/O) (I/F) 2.29% (-30 day USD SOFR Average + 6.636%)(2)	09/25/39	28,439	3,013
Federal National Mortgage Association REMICS Series 2010-26, Class AS (I/O) (I/F) 1.87% (-30 day USD SOFR Average + 6.216%)(2)	03/25/40	401,118	38,639
Federal National Mortgage Association REMICS Series 2011-111, Class DB 4.00%	11/25/41	917,353	884,672
Federal National Mortgage Association REMICS Series 2018-38, Class LA 3.00%	06/25/48	704,506	622,353
Federal National Mortgage Association REMICS Series 2018-43, Class CT 3.00%	06/25/48	522,626	461,694
Federal National Mortgage Association REMICS Series 2019-79, Class FA 4.96% (30 day USD SOFR Average + 0.614%)(2)	01/25/50	1,283,793	1,255,998
Federal National Mortgage Association REMICS Series 2023-39, Class AI (I/O) 2.00%	07/25/52	19,764,491	2,570,229
Federal National Mortgage Association REMICS Trust Series 2004-W10, Class A6 (PAC) 5.75%	08/25/34	452,360	458,646
Government National Mortgage Association, Pool #MA3662 3.00%	05/20/46	306,034	271,299
Government National Mortgage Association, Pool #MA4777 3.00%	10/20/47	220,146	195,030
Government National Mortgage Association, Pool #MA4836 3.00%	11/20/47	854,735	757,219
Government National Mortgage Association, Pool #MA6209 3.00%	10/20/49	475,648	411,065
Government National Mortgage Association, Pool #MA3521 3.50%	03/20/46	706,238	648,044
Government National Mortgage Association, Pool #MA3597 3.50%	04/20/46	685,999	628,135
Government National Mortgage Association, Pool #MA3663 3.50%	05/20/46	669,066	612,631
Government National Mortgage Association, Pool #MA4127 3.50%	12/20/46	968,355	886,675
Government National Mortgage Association, Pool #MA6030 3.50%	07/20/49	65,360	58,454
Government National Mortgage Association, Pool #MA4838 4.00%	11/20/47	502,842	471,126
Government National Mortgage Association, Pool #MA4901 4.00%	12/20/47	858,790	804,623
Government National Mortgage Association, Pool #MA5078 4.00%	03/20/48	607,460	569,145
Government National Mortgage Association, Pool #MA5466 4.00%	09/20/48	41,734	39,109
Government National Mortgage Association, Pool #608259 4.50%	08/15/33	10,625	10,599
Government National Mortgage Association, Pool #MA5399 4.50%	08/20/48	1,196,644	1,158,979
Government National Mortgage Association, Pool #MA5467 4.50%	09/20/48	73,078	70,777
Government National Mortgage Association, Pool #MA8347 4.50%	10/20/52	2,824,771	2,708,678
Government National Mortgage Association, Pool #782114 5.00%	09/15/36	42,110	42,716
Government National Mortgage Association, Pool #MA4454 5.00%	05/20/47	231,333	231,601
Government National Mortgage Association, Pool #MA4589 5.00%	07/20/47	529,024	529,639
Government National Mortgage Association, Pool #MA4722 5.00%	09/20/47	168,629	168,644
Government National Mortgage Association REMICS Series 2008-27, Class SI (I/O) (I/F) 2.00% (-1 mo. USD Term SOFR + 6.356%)(2)	03/20/38	115,446	11,720
Government National Mortgage Association REMICS Series 2008-81, Class S (I/O) (I/F) 1.73% (-1 mo. USD Term SOFR + 6.086%)(2)	09/20/38	445,305	41,339

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY (Continued)
Government National Mortgage Association REMICS Series 2010-1, Class S (I/O) (I/F) 1.28% (-1 mo. USD Term SOFR + 5.636%)(2)	01/20/40	$666,528	$56,071
Government National Mortgage Association REMICS Series 2018-124, Class NW 3.50%	09/20/48	601,426	544,045
Government National Mortgage Association REMICS Series 2023-134, Class F 5.35% (30 day USD SOFR Average + 1.000%)(2)	08/20/53	609,017	607,955
Government National Mortgage Association REMICS Series 2024-30, Class CF 5.60% (30 day USD SOFR Average + 1.250%)(2)	02/20/54	905,253	908,337
Government National Mortgage Association REMICS Series 2024-97, Class FW 5.50% (30 day USD SOFR Average + 1.150%)(2)	06/20/54	190,775	190,318
Government National Mortgage Association, TBA 2.50%(4)	11/01/51	5,725,000	4,814,250
Government National Mortgage Association, TBA, 30 Year 4.00%(4)	04/01/52	3,200,000	2,946,702
Government National Mortgage Association, TBA
4.50%(4)	07/01/54	2,325,000	2,206,766
5.00%(4)	03/01/55	5,450,000	5,320,541
5.50%(4)	03/01/55	4,125,000	4,114,875
Uniform Mortgage-Backed Security, TBA
2.00%(4)	09/01/51	1,350,000	1,056,816
2.50%(4)	10/01/51	3,075,000	2,520,863
3.00%(4)	11/01/51	2,725,000	2,333,204
3.50%(4)	12/01/51	3,450,000	3,083,726
3.50%(4)	12/01/51	2,875,000	2,566,405
4.00%(4)	02/01/52	625,000	576,540
4.00%(4)	02/01/52	1,500,000	1,383,232
4.50%(4)	05/01/54	4,975,000	4,719,996
5.00%(4)	02/01/55	4,325,000	4,210,260
5.50%(4)	02/01/55	4,325,000	4,302,454

Total Residential Mortgage-backed Securities—Agency (Cost: $196,708,568)			186,316,092

COMMERCIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY—3.4%
Arbor Realty Commercial Real Estate Notes Ltd. Series 2021-FL3, Class A 5.53% (1 mo. USD Term SOFR + 1.184%)(1),(2)	08/15/34	767,286	767,369
BAMLL Commercial Mortgage Securities Trust Series 2018-PARK, Class A 4.09%(1),(5)	08/10/38	1,930,000	1,868,900
BX Trust Series 2019-OC11, Class A 3.20%(1)	12/09/41	1,485,000	1,385,233
BXHPP Trust Series 2021-FILM, Class A 5.11% (1 mo. USD Term SOFR + 0.764%)(1),(2)	08/15/36	1,400,000	1,350,656
CSAIL Commercial Mortgage Trust Series 2020-C19, Class A3 2.56%	03/15/53	3,004,000	2,691,143
Hilton USA Trust Series 2025-NVIL, Class A 6.08% (1 mo. USD Term SOFR + 1.743%)(1),(2)	07/15/42	800,000	803,913
Hudson Yards Mortgage Trust Series 2019-30HY, Class A 3.23%(1)	07/10/39	2,185,000	2,056,472
Hudson Yards Mortgage Trust Series 2019-55HY, Class A 2.94%(1),(5)	12/10/41	1,180,000	1,090,229
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-OSB, Class A 3.40%(1)	06/05/39	1,160,000	1,085,045
One Bryant Park Trust Series 2019-OBP, Class A 2.52%(1)	09/15/54	1,495,000	1,355,627
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE, Class A1 3.87%(1),(5)	01/05/43	1,710,000	1,458,360
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE, Class A2B 4.14%(1),(5)	01/05/43	70,000	59,972
WBHT Commercial Mortgage Trust Series 2025-WBM, Class A 6.08% (1 mo. USD Term SOFR + 1.742%)(1),(2)	06/15/42	1,235,000	1,240,299

Total Commercial Mortgage-backed Securities—Non-agency (Cost: $15,670,218)			17,213,218

RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY—8.4%
Ajax Mortgage Loan Trust Series 2019-F, Class A1 2.86%(1)	07/25/59	1,131,859	1,097,591
Angel Oak Mortgage Trust Series 2025-8, Class A1 5.41%(1)	07/25/70	1,500,000	1,501,326
Bayview MSR Opportunity Master Fund Trust Series 2021-5, Class A5 2.50%(1),(5)	11/25/51	3,269,867	2,907,058
Citigroup Mortgage Loan Trust, Inc. Series 2005-5, Class 2A2 5.75%	08/25/35	112,681	96,674
Citigroup Mortgage Loan Trust, Inc. Series 2006-AMC1, Class A1 4.76% (1 mo. USD Term SOFR + 0.404%)(1),(2)	09/25/36	2,657,583	2,579,069
Cross Mortgage Trust Series 2025-H2, Class A1 5.36%(1),(5)	03/25/70	1,424,803	1,421,898
CSMC Trust Series 2018-RPL9, Class A 3.85%(1),(5)	09/25/57	1,788,173	1,726,928
CSMC Trust Series 2022-ATH2, Class A1 4.55%(1),(5)	05/25/67	2,706,302	2,697,766
Fremont Home Loan Trust Series 2005-E, Class 2A4 5.13% (1 mo. USD Term SOFR + 0.774%)(2)	01/25/36	3,003,368	2,896,735
GS Mortgage-Backed Securities Trust Series 2018-RPL1, Class A1A 3.75%(1)	10/25/57	1,274,901	1,243,976
GS Mortgage-Backed Securities Trust Series 2021-INV1, Class A6 2.50%(1),(5)	12/25/51	3,128,786	2,776,925
GS Mortgage-Backed Securities Trust Series 2025-PJ6, Class A5 5.50%(1),(5)	11/25/55	1,682,489	1,681,202
GSAA Home Equity Trust Series 2005-11, Class 2A2 5.11% (1 mo. USD Term SOFR + 0.754%)(2)	10/25/35	239,878	261,304

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY (Continued)
IndyMac INDX Mortgage Loan Trust Series 2005-AR6, Class 2A1 4.95% (1 mo. USD Term SOFR + 0.594%)(2)	04/25/35		$397,583	$324,786
JPMorgan Mortgage Trust Series 2021-INV3, Class A3 2.50%(1),(5)	12/25/51		4,035,072	3,588,326
JPMorgan Mortgage Trust Series 2021-INV5, Class A3 3.00%(1),(5)	12/25/51		4,544,431	4,164,307
Morgan Stanley ABS Capital I, Inc. Trust Series 2004-WMC2, Class M1 5.38% (1 mo. USD Term SOFR + 1.029%)(2)	07/25/34		381,158	384,985
Morgan Stanley Mortgage Loan Trust Series 2004-3, Class 4A 5.64%(5)	04/25/34		53,876	52,790
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-WCW2, Class M3 5.29% (1 mo. USD Term SOFR + 0.939%)(2)	07/25/35		3,477,517	3,338,846
Starwood Mortgage Residential Trust Series 2021-3, Class A1 1.13%(1),(5)	06/25/56		1,654,367	1,444,737
Structured Asset Investment Loan Trust Series 2004-6, Class A3 5.27% (1 mo. USD Term SOFR + 0.914%)(2)	07/25/34		1,199,614	1,241,329
WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR15, Class A1A1 4.99% (1 mo. USD Term SOFR + 0.634%)(2)	11/25/45		3,293,317	3,157,600
WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR3, Class A2 5.06%(5)	03/25/35		344,233	343,412
Wells Fargo Alternative Loan Trust Series 2007-PA3, Class 2A1 6.00%	07/25/37		35,696	32,058
Wells Fargo Home Equity Asset-Backed Securities Trust Series 2004-2, Class A33 5.47% (1 mo. USD Term SOFR + 1.114%)(2)	10/25/34		1,768,051	1,809,426

Total Residential Mortgage-backed Securities—Non-agency (Cost: $42,186,821)				42,771,054

CORPORATE BONDS—17.2%

Aerospace/Defense—0.6%
General Electric Co. 5.07% (3 mo. USD Term SOFR + 0.742%)(2)	08/15/36		3,045,000	2,844,334

Agriculture—0.2%
Imperial Brands Finance PLC (United Kingdom)
3.88%(1)	07/26/29		35,000	33,903
4.50%(1)	06/30/28		1,060,000	1,058,166
Philip Morris International, Inc. 2.75%	06/06/29	EUR	110,000	124,931

				1,217,000

Airlines—0.2%
United Airlines Pass-Through Trust Series 2023-1, Class A 5.80%	07/15/37		$1,086,911	1,105,802

Auto Manufacturers—0.4%
Volkswagen Financial Services AG (Germany) 3.88%(6)	11/19/31	EUR	1,000,000	1,165,930
Volkswagen Group of America Finance LLC (Germany)
5.65%(1)	03/25/32		15,000	15,189
5.80%(1)	03/27/35		280,000	281,103
Volkswagen International Finance NV (Germany) 7.88% (9 yr. EUR Swap + 4.783%)(2),(6),(7)	09/06/32	EUR	300,000	393,654

				1,855,876

Banks—4.6%
Bank of America Corp.
1.66% (1 day USD SOFR + 0.910%)(2)	03/11/27		3,625,000	3,560,294
1.73% (1 day USD SOFR + 0.960%)(2)	07/22/27		1,130,000	1,098,936
1.92% (1 day USD SOFR + 1.370%)(2)	10/24/31		345,000	301,244
2.50% (3 mo. USD Term SOFR + 1.252%)(2)	02/13/31		635,000	579,882
2.59% (1 day USD SOFR + 2.150%)(2)	04/29/31		135,000	123,444
2.69% (1 day USD SOFR + 1.320%)(2)	04/22/32		335,000	300,552
2.97% (1 day USD SOFR + 1.330%)(2)	02/04/33		340,000	304,392
5.47% (1 day USD SOFR + 1.650%)(2)	01/23/35		115,000	117,984
5.51% (1 day USD SOFR + 1.310%)(2)	01/24/36		200,000	204,964
Citigroup, Inc.
2.56% (1 day USD SOFR + 1.167%)(2)	05/01/32		35,000	30,994
3.06% (1 day USD SOFR + 1.351%)(2)	01/25/33		180,000	161,294
3.89% (3 mo. USD Term SOFR + 1.825%)(2)	01/10/28		45,000	44,547
5.33% (1 day USD SOFR + 1.465%)(2)	03/27/36		875,000	879,489
Goldman Sachs Group, Inc.
1.43% (1 day USD SOFR + 0.798%)(2)	03/09/27		4,260,000	4,176,972
5.02% (1 day USD SOFR + 1.420%)(2)	10/23/35		385,000	379,675
5.54% (1 day USD SOFR + 1.380%)(2)	01/28/36		150,000	153,501
HSBC Holdings PLC (United Kingdom) 2.36% (1 day USD SOFR + 1.947%)(2)	08/18/31		110,000	97,892
JPMorgan Chase & Co.
1.05% (1 day USD SOFR + 0.800%)(2)	11/19/26		260,000	257,169
1.95% (1 day USD SOFR + 1.065%)(2)	02/04/32		1,540,000	1,336,627
2.74% (3 mo. USD Term SOFR + 1.510%)(2)	10/15/30		1,070,000	996,962
4.20% (3 mo. USD Term SOFR + 1.522%)(2)	07/23/29		935,000	928,866

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
Banks (Continued)
Morgan Stanley
1.51% (1 day USD SOFR + 0.858%)(2)	07/20/27		$1,145,000	$1,111,291
1.93% (1 day USD SOFR + 1.020%)(2)	04/28/32		180,000	154,323
2.51% (1 day USD SOFR + 1.200%)(2)	10/20/32		225,000	197,037
2.94% (1 day USD SOFR + 1.290%)(2)	01/21/33		225,000	201,211
5.59% (1 day USD SOFR + 1.418%)(2)	01/18/36		285,000	292,769
Morgan Stanley Private Bank NA 4.47% (1 day USD SOFR + 0.770%)(2)	07/06/28		1,255,000	1,254,473
PNC Financial Services Group, Inc. 5.68% (1 day USD SOFR + 1.902%)(2)	01/22/35		245,000	254,129
Santander U.K. Group Holdings PLC (United Kingdom)
1.67% (1 day USD SOFR + 0.989%)(2)	06/14/27		491,000	478,229
2.47% (1 day USD SOFR + 1.220%)(2)	01/11/28		30,000	29,050
U.S. Bancorp 5.68% (1 day USD SOFR + 1.860%)(2)	01/23/35		255,000	264,463
Wells Fargo & Co.
3.58% (3 mo. USD Term SOFR + 1.572%)(2)	05/22/28		260,000	255,700
4.90% (1 day USD SOFR + 2.100%)(2)	07/25/33		1,045,000	1,045,502
5.15% (1 day USD SOFR + 1.500%)(2)	04/23/31		900,000	918,414
5.24% (1 day USD SOFR + 1.110%)(2)	01/24/31		770,000	788,642

				23,280,913

Beverages—0.0%
Anheuser-Busch InBev SA (Belgium) 3.95%(6)	03/22/44	EUR	105,000	116,967

Chemicals—0.2%
International Flavors & Fragrances, Inc.
2.30%(1)	11/01/30		1,185,000	1,046,272
3.27%(1)	11/15/40		235,000	172,607

				1,218,879

Commercial Services—0.1%
AA Bond Co. Ltd. (United Kingdom) 8.45%(6)	07/31/50	GBP	215,000	303,321

Computers—0.1%
Dell International LLC/EMC Corp. 5.00%	04/01/30		745,000	755,922

Diversified Financial Services—1.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland) 3.00%	10/29/28		2,785,000	2,651,404
Air Lease Corp.
3.63%	12/01/27		400,000	392,248
4.63%	10/01/28		1,500,000	1,504,410
American Express Co. 4.92% (1 day USD SOFR + 1.220%)(2)	07/20/33		$415,000	416,469
Avolon Holdings Funding Ltd. (Ireland) 2.53%(1)	11/18/27		884,000	841,789
Blackrock, Inc. 3.75%	07/18/35	EUR	345,000	404,753

				6,211,073

Electric—1.0%
Amprion GmbH (Germany)
0.63%(6)	09/23/33	EUR	300,000	273,717
4.00%(6)	05/21/44	EUR	200,000	221,415
Appalachian Power Co.
4.45%	06/01/45		690,000	562,371
5.65%	04/01/34		1,025,000	1,055,248
Duke Energy Progress LLC 3.70%	10/15/46		1,000,000	757,000
E.ON SE (Germany) 3.75%(6)	01/15/36	EUR	100,000	116,477
Elia Group SA (Belgium) 3.88%(6)	06/11/31	EUR	200,000	233,921
Enel Finance International NV (Italy) 4.50%(6)	02/20/43	EUR	140,000	162,855
Eurogrid GmbH (Germany)
0.74%(6)	04/21/33	EUR	200,000	186,941
1.11%(6)	05/15/32	EUR	200,000	198,685
Florida Power & Light Co. 5.70%	03/15/55		580,000	587,041
Scottish Hydro Electric Transmission PLC (United Kingdom) 3.38%(6)	09/04/32	EUR	100,000	115,031
TenneT Holding BV (Netherlands) 4.75%(6)	10/28/42	EUR	415,000	519,086

				4,989,788

Engineering & Construction—0.1%
Heathrow Funding Ltd. (United Kingdom) 1.13%(6)	10/08/32	EUR	485,000	504,625

Entertainment—0.2%
FDJ UNITED (France) 3.38%(6)	11/21/33	EUR	300,000	338,966
WarnerMedia Holdings, Inc.
4.28%	03/15/32		412,000	347,065
5.05%	03/15/42		230,000	153,847

				839,878

Food—0.6%
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
3.00%	02/02/29		240,000	227,832
6.50%	12/01/52		600,000	613,704
6.75%	03/15/34		882,000	959,343
Smithfield Foods, Inc. 2.63%(1)	09/13/31		1,565,000	1,350,595

				3,151,474

Gas—0.2%
KeySpan Gas East Corp. 3.59%(1)	01/18/52		650,000	427,745
National Gas Transmission PLC (United Kingdom) 4.25%(6)	04/05/30	EUR	540,000	647,872

				1,075,617

Health Care-Products—0.4%
American Medical Systems Europe BV 3.00%	03/08/31	EUR	780,000	892,570

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
Health Care-Products (Continued)
Medtronic Global Holdings SCA
1.00%	07/02/31	$EUR	495,000	$506,180
1.75%	07/02/49	EUR	100,000	73,132
Medtronic, Inc.
3.65%	10/15/29	EUR	185,000	219,390
Sartorius Finance BV (Germany)
4.50%(6)	09/14/32	EUR	100,000	119,995
Thermo Fisher Scientific, Inc.
1.88%	10/01/49	EUR	420,000	310,645

				2,121,912

Health Care-Services—1.1%
Centene Corp. 3.00%	10/15/30		1,683,000	1,465,674
Elevance Health, Inc.
5.20%	02/15/35		380,000	379,951
5.38%	06/15/34		435,000	440,711
Fresenius Medical Care U.S. Finance III, Inc. (Germany) 1.88%(1)	12/01/26		1,000,000	961,180
Humana, Inc. 5.55%	05/01/35		1,125,000	1,128,386
UnitedHealth Group, Inc.
5.15%	07/15/34		360,000	361,217
5.30%	06/15/35		255,000	258,029
5.63%	07/15/54		745,000	710,045

				5,705,193

Insurance—0.6%
Athene Global Funding 3.21%(1)	03/08/27		815,000	794,486
Farmers Exchange Capital II 6.15% (3 mo. USD Term SOFR + 4.006%)(1),(2)	11/01/53		2,065,000	1,976,453
New York Life Insurance Co. 3.75%(1)	05/15/50		70,000	51,350
Teachers Insurance & Annuity Association of America 4.27%(1)	05/15/47		130,000	105,320

				2,927,609

Lodging—0.1%
Las Vegas Sands Corp. 6.00%	06/14/30		555,000	571,578

Media—0.4%
Time Warner Cable LLC
4.50%	09/15/42		1,475,000	1,158,022
5.50%	09/01/41		933,000	841,016

				1,999,038

Oil & Gas—0.0%
Petroleos Mexicanos (Mexico) 6.75%	09/21/47		181,000	140,163

Packaging & Containers—0.4%
Amcor Flexibles North America, Inc. 5.10%(1)	03/17/30		235,000	238,377
Amcor U.K. Finance PLC (Australia) 3.95%	05/29/32	EUR	515,000	600,419
Berry Global, Inc.
1.57%	01/15/26		1,000,000	984,930
4.88%(1)	07/15/26		270,000	269,927

				2,093,653

Pharmaceuticals—0.9%
Bayer U.S. Finance II LLC (Germany)
4.38%(1)	12/15/28		1,023,000	1,011,195
4.88%(1)	06/25/48		$1,805,000	1,487,157
CVS Health Corp.
4.78%	03/25/38		185,000	169,475
5.05%	03/25/48		1,115,000	959,993
Johnson & Johnson 3.05%	02/26/33	EUR	480,000	551,785
Pfizer Netherlands International Finance BV 3.25%	05/19/32	EUR	175,000	201,760

				4,381,365

Pipelines—0.3%
Southern Natural Gas Co. LLC 7.35%	02/15/31		1,380,000	1,516,689

Real Estate—0.2%
Blackstone Property Partners Europe Holdings SARL (Luxembourg) 1.00%(6)	05/04/28	EUR	315,000	343,913
LEG Immobilien SE (Germany) 1.50%(6)	01/17/34	EUR	100,000	94,957
Vonovia SE (Germany) 0.75%(6)	09/01/32	EUR	600,000	570,041

				1,008,911

REIT—2.0%
American Assets Trust LP 3.38%	02/01/31		1,255,000	1,123,225
American Homes 4 Rent LP 3.38%	07/15/51		410,000	269,686
American Tower Corp. (REIT) 2.90%	01/15/30		750,000	697,102
CubeSmart LP 3.00%	02/15/30		317,000	294,747
Digital Dutch Finco BV 1.25%(6)	02/01/31	EUR	560,000	573,264
Equinix Europe 2 Financing Corp. LLC (REIT) 3.63%	11/22/34	EUR	465,000	518,586
Extra Space Storage LP
2.40%	10/15/31		475,000	411,160
3.90%	04/01/29		250,000	244,615
GLP Capital LP/GLP Financing II, Inc.
4.00%	01/15/31		170,000	160,339
5.75%	06/01/28		1,600,000	1,635,392
Healthcare Realty Holdings LP 2.05%	03/15/31		164,000	138,424
Hudson Pacific Properties LP
3.25%	01/15/30		722,000	578,387
4.65%	04/01/29		2,000	1,746
Invitation Homes Operating Partnership LP 2.00%	08/15/31		496,000	421,163
LXP Industrial Trust 2.38%	10/01/31		1,592,000	1,345,718
Prologis Euro Finance LLC 4.25%	01/31/43	EUR	450,000	509,953
Realty Income Corp. (REIT) 4.88%	07/06/30	EUR	690,000	851,955
Rexford Industrial Realty LP 2.15%	09/01/31		25,000	21,380
VICI Properties LP/VICI Note Co., Inc.
3.88%(1)	02/15/29		325,000	314,691
4.13%(1)	08/15/30		41,000	39,183

				10,150,716

Semiconductors—0.3%
Foundry JV Holdco LLC 5.50%(1)	01/25/31		140,000	143,036

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
Semiconductors (Continued)
Intel Corp.
3.05%	08/12/51		$392,000	$227,058
3.73%	12/08/47		800,000	547,864
5.60%	02/21/54		280,000	248,783
5.70%	02/10/53		160,000	144,296

				1,311,037

Software—0.1%
Oracle Corp. 4.80%	08/03/28		575,000	581,394

Telecommunications—0.5%
Global Switch Finance BV (United Kingdom) 1.38%(6)	10/07/30	EUR	695,000	745,388
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 5.15%(1)	09/20/29		1,377,750	1,382,930
T-Mobile USA, Inc. 5.05%	07/15/33		350,000	351,033

				2,479,351

Transportation—0.0%
Pacific National Finance Pty. Ltd. (Australia) 3.70%	09/24/29	AUD	420,000	250,555

Water—0.2%
Suez SACA (France) 2.88%(6)	05/24/34	EUR	400,000	430,392
United Utilities Water Finance PLC (United Kingdom) 3.75%(6)	05/23/34	EUR	190,000	219,015
Yorkshire Water Finance PLC (United Kingdom) 6.38%(6)	11/18/34	GBP	130,000	177,186

Total Water (Cost: $807,036)				826,593

Total Corporate Bonds (Cost: $87,612,042)				87,537,226

MUNICIPAL BONDS—0.3%
New York City Transitional Finance Authority Future Tax Secured Revenue, Series B3 2.00%	08/01/35		1,000,000	769,720
New York State Thruway Authority, Revenue Bonds 5.00%	03/15/53		255,000	255,566
Regents of the University of California Medical Center Pooled Revenue, Series N 3.26%	05/15/60		1,060,000	665,911

Total Municipal Bonds (Cost: $2,254,978)				1,691,197

Foreign Government Bonds—0.1%
Israel Government International Bonds 5.38%	02/19/30		500,000	511,000

Total Foreign Government Bonds (Cost: $496,069)				511,000

U.S. TREASURY SECURITIES—26.4%
U.S. Treasury Bonds
4.75%	05/15/55		12,060,000	11,796,187
4.75%(8)	08/15/55		460,000	450,986
5.00%	05/15/45		22,055,000	22,378,933
U.S. Treasury Inflation-Indexed Notes 1.88%	07/15/35		5,470,902	5,423,352
U.S. Treasury Notes
3.88%	07/31/27		9,170,000	9,158,538
3.88%	07/31/30		51,085,000	50,899,418
4.00%	07/31/32		18,035,000	17,881,421
4.25%	05/15/35		$16,250,000	16,109,082

Total U.S. Treasury Securities (Cost: $133,769,455)				134,097,917

Total Fixed Income Securities (Cost: $515,608,746)				506,808,276

Security		Shares
MONEY MARKET INVESTMENTS—10.0%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 4.25%(9)			2,861,648	2,861,648
TCW Central Cash Fund, 4.34%(9),(10)			47,981,934	47,981,934

Total Money Market Investments (Cost: $50,843,582)				50,843,582

PURCHASED OPTIONS(11) (0.1%) (Cost: $446,214)				434,574

Total Investments (109.8%) (Cost: $566,898,542)				558,086,432
Liabilities In Excess Of Other Assets (-9.8%)				(50,025,728)

Net Assets (100.0%)				$508,060,704

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

FUTURES CONTRACTS

Number of Contracts	Type	Expiration Date	Notional Contract Value	Value	Net Unrealized Appreciation (Depreciation)
Long Futures
136	U.S. Ultra Long Bond Futures	09/19/25	$15,779,717	$15,954,500	$174,783
23	U.S. Long Bond Futures	09/19/25	2,611,937	2,626,312	14,375
848	2-Year U.S. Treasury Note Futures	09/30/25	175,701,550	175,522,751	(178,799)
55	5-Year U.S. Treasury Note Futures	09/30/25	5,909,624	5,949,453	39,829

			$200,002,828	$200,053,016	$50,188

Short Futures
45	10-Year U.S. Treasury Note Futures	09/19/25	$(5,064,796)	$(5,088,515)	$(23,719)
4	3 Year Australian Bond Futures	09/15/25	(275,909)	(276,371)	(462)
10	30-Year Euro-Buxl Future	09/8/25	(1,371,844)	(1,343,473)	28,371
24	Euro-Bobl Future	09/8/25	(3,243,129)	(3,221,312)	21,817
49	Euro-Bund Future	09/8/25	(7,341,751)	(7,273,957)	67,794
1	Long Gilt Futures	09/26/25	(121,035)	(121,960)	(925)

			$(17,418,464)	$(17,325,588)	$92,876

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for USD	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY(12)
Goldman Sachs & Co.	EUR	1,493,998	10/10/25	$1,758,212	$1,717,544	(40,668)

				$1,758,212	$1,717,544	$(40,668)

SELL(13)
Goldman Sachs & Co.	AUD	140,736	10/10/25	$92,482	$90,726	1,756
JPMorgan Chase Bank	AUD	253,649	10/10/25	165,521	163,516	2,005
Citibank N.A.	EUR	13,764,255	10/10/25	16,215,633	15,823,787	391,846
Citibank N.A.	GBP	231,000	10/10/25	313,880	305,892	7,988
Goldman Sachs & Co.	GBP	133,949	10/10/25	179,878	177,376	2,502

				$16,967,394	$16,561,297	$406,097

PURCHASED SWAPTIONS - OTC

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation (Depreciation)
1-Year 2-Year Interest Rate Swap	Goldman Sachs International	3.57	12/31/25	39,390,000	$39,390,000	$141,339	$122,109	$19,230
1-Year 5-Year Interest Rate Swap	JPMorgan Chase Bank	3.74	12/31/25	16,775,000	16,775,000	107,269	101,908	5,361
2-Year Interest Rate Swap	Morgan Stanley & Co.	4.05	1/30/26	24,872,000	24,872,000	24,892	28,603	(3,711)
2-Year Interest Rate Swap	Morgan Stanley & Co.	4.03	2/27/26	24,872,000	24,872,000	31,585	32,334	(749)
2-Year Interest Rate Swap	Citibank N.A.	4.00	3/31/26	24,872,000	24,872,000	39,813	42,780	(2,967)
2-Year Interest Rate Swap	JPMorgan Chase Bank	4.22	3/31/26	10,393,000	10,393,000	36,205	46,769	(10,564)
5-Year Interest Rate Swap	Bank Of America	4.22	1/30/26	10,393,000	10,393,000	23,871	32,218	(8,347)

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation (Depreciation)
5-Year Interest Rate Swap	JPMorgan Chase Bank	4.22	2/27/26	10,393,000	10,393,000	29,600	39,493	(9,893)

Total Swaptions						$434,574	$446,214	$(11,640)

Notes to the Schedule of Investments:
ABS	Asset-Backed Securities.
ACES	Alternative Credit Enhancement Securities.
CLO	Collateralized Loan Obligation.
I/F	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	Interest Only Security.
LIBOR	London Interbank Offered Rate.
PAC	Planned Amortization Class.
REMIC	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STRIPS	Separate Trading of Registered Interest and Principal Securities.
TBA	To Be Announced.
AUD	Australian Dollar.
EUR	Euro Currency.
GBP	British Pound Sterling.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At July 31, 2025, the value of these securities amounted to $85,047,349 or 16.7% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2025.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(4)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(5)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(6)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At July 31, 2025, the value of these securities amounted to $8,773,614 or 1.7% of net assets.
(7)	Perpetual maturity.
(8)	This security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(9)	Rate disclosed is the 7-day net yield as of July 31, 2025.
(10)	Affiliated issuer.
(11)	See options table for description of purchased options.
(12)	Fund buys foreign currency, sells USD.
(13)	Fund sells foreign currency, buys USD.

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued)

The summary of the TCW Core Fixed Income Fund transactions in the affiliated funds for the period ended July 31, 2025 is as follows:

Name of Affiliated Fund	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Number of Shares Held July 31, 2025	Value at July 31, 2025	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund	$58,589,783	$1,205,452,151	$1,216,060,000	47,981,934	$47,981,934	$2,482,042	$—	$—	$—

Total					$47,981,934	$2,482,042	$—	$—	$—

TCW Core Fixed Income Fund

Investments by Sector (Unaudited)	July 31, 2025

Sector	Percentage of Net Assets
Residential Mortgage-Backed Securities—Agency	36.7%
U.S. Treasury Securities	26.4
Corporate Bonds	17.2
Money Market Investments	10.0
Residential Mortgage-Backed Securities—Non-Agency	8.4
Asset-Backed Securities	7.2
Commercial Mortgage-Backed Securities—Non-Agency	3.4
Municipal Bonds	0.3
Foreign Government Bonds	0.1
Purchased Swaptions—OTC	0.1
Other*	(9.8)

Total	100.0%

*	Includes futures, swap agreements, pending trades, interest receivable, fund share transactions and accrued expenses payable.

TCW Core Fixed Income Fund

Fair Valuation Summary (Unaudited)	July 31, 2025

The following is a summary of the fair valuations according to the inputs used as of July 31, 2025 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Residential Mortgage-Backed Securities—Agency	$—	$186,316,092	$—	$186,316,092
U.S. Treasury Securities	—	134,097,917	—	134,097,917
Corporate Bonds	—	87,537,226	—	87,537,226
Residential Mortgage-Backed Securities—Non-Agency	—	42,771,054	—	42,771,054
Asset-Backed Securities	—	33,227,728	3,442,844	36,670,572
Commercial Mortgage-Backed Securities—Non-Agency	—	17,213,218	—	17,213,218
Municipal Bonds	—	1,691,197	—	1,691,197
Foreign Government Bonds	—	511,000	—	511,000

Total Fixed Income Securities	—	503,365,432	3,442,844	506,808,276

Money Market Investments	50,843,582	—	—	50,843,582
Swaptions
Purchased Swaptions—OTC	—	434,574	—	434,574

Total Investments	$50,843,582	$503,800,006	$3,442,844	$558,086,432

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	406,097	—	406,097
Futures Contracts
Interest Rate Risk	346,969	—	—	346,969

Total	$51,190,551	$504,206,103	$3,442,844	$558,839,498

Liability Derivatives
Futures Contracts
Interest Rate Risk	$(203,905)	$—	$—	$(203,905)
Forward Currency Contracts
Foreign Currency Risk	—	(40,668)	—	(40,668)

Total	$(203,905)	$(40,668)	$—	$(244,573)

TCW Emerging Markets Income Fund

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
FIXED INCOME SECURITIES—96.5% of Net Assets
Angola—2.5%
Angola Government International Bonds
8.00%(1)	11/26/29	$16,383,000	$15,299,428
8.25%(1)	05/09/28	19,131,000	18,555,731
8.75%(1)	04/14/32	31,779,000	28,902,047
9.13%(1)	11/26/49	16,000,000	12,678,720
9.38%(1)	05/08/48	10,000,000	8,128,600

Total Angola (Cost: $82,482,331)			83,564,526

Argentina—2.1%
Argentina Republic Government International Bonds
0.75%	07/09/30	24,598,430	18,981,871
4.13%	07/09/35	26,076,132	17,186,257
5.00%	01/09/38	20,314,606	14,222,459
Provincia de Buenos Aires/Government Bonds 6.63%(1)	09/01/37	23,010,650	16,310,179
Telecom Argentina SA 9.25%(2)	05/28/33	5,400,000	5,569,398

Total Argentina (Cost: $49,725,192)			72,270,164

Bahrain—1.2%
Bahrain Government International Bonds
5.63%(1)	05/18/34	16,612,000	15,532,054
6.75%(1)	09/20/29	16,105,000	16,559,483
CBB International Sukuk Programme Co. WLL 6.00%(2)	02/12/31	7,353,000	7,516,751

Total Bahrain (Cost: $37,094,839)			39,608,288

Brazil—5.2%
Aegea Finance SARL 9.00%(2)	01/20/31	12,837,000	13,755,102
Brazil Government International Bonds
3.75%	09/12/31	11,523,000	10,354,914
5.00%	01/27/45	15,084,000	11,447,398
6.00%	10/20/33	15,864,000	15,689,020
6.13%	03/15/34	13,001,000	12,881,651
6.13%	01/22/32	6,823,000	6,946,906
6.63%	03/15/35	6,638,000	6,673,314
7.13%	05/13/54	20,676,000	19,869,222
CSN Resources SA
4.63%(2)	06/10/31	9,550,000	7,533,995
8.88%(2)	12/05/30	9,178,000	9,107,238
Nexa Resources SA 6.60%(2)	04/08/37	8,900,000	9,024,511
Samarco Mineracao SA 9.50%(2),(3)	06/30/31	25,468,980	25,252,494
Yinson Bergenia Production BV (Brazil) 8.50%(2)	01/31/45	8,332,000	8,615,038
Yinson Boronia Production BV 8.95%(2)	07/31/42	18,032,434	19,472,504

Total Brazil (Cost: $171,533,470)			176,623,307

Chile—3.7%
AES Andes SA
8.15% (5 yr. CMT + 3.835%)(2),(4)	06/10/55	15,568,000	16,303,899
Antofagasta PLC 6.25%(2)	05/02/34	10,078,000	10,545,922
Chile Government International Bonds
3.50%	01/25/50	9,061,000	6,408,030
Corp. Nacional del Cobre de Chile
3.70%(1)	01/30/50	$10,227,000	$6,905,782
5.13%(1)	02/02/33	15,705,000	15,358,862
5.95%(1)	01/08/34	2,738,000	2,799,906
6.30%(1)	09/08/53	20,243,000	19,785,711
6.33%(1)	01/13/35	8,133,000	8,475,643
6.44%(1)	01/26/36	20,233,000	21,225,631
Latam Airlines Group SA (Chile) 7.63%(2)	01/07/31	17,124,000	17,620,938

Total Chile (Cost: $122,864,130)			125,430,324

Colombia—7.4%
Aris Mining Corp. 8.00%(2)	10/31/29	8,855,000	9,104,003
Banco Davivienda SA (Colombia) 8.13% (5 yr. CMT + 4.588%)(2),(4)	07/02/35	6,750,000	6,859,418
Colombia Government International Bonds
3.25%	04/22/32	17,234,000	14,005,555
7.38%	04/25/30	8,529,000	8,950,162
7.50%	02/02/34	21,834,000	22,198,409
7.75%	11/07/36	24,126,000	24,092,947
8.00%	04/20/33	2,799,000	2,947,179
8.00%	11/14/35	27,468,000	28,213,207
8.50%	04/25/35	7,253,000	7,685,206
8.75%	11/14/53	37,571,000	38,192,049
Ecopetrol SA
5.88%	05/28/45	16,143,000	11,466,857
7.75%	02/01/32	11,075,000	11,066,140
8.38%	01/19/36	27,110,000	26,859,775
EnfraGen Energia Sur SAU/EnfraGen Chile SpA/EnfraGen Spain SAU (Colombia) 8.50%(2)	06/30/32	6,120,000	6,218,348
Geopark Ltd. 8.75%(2)	01/31/30	18,398,000	16,035,697
Gran Tierra Energy, Inc. (Colombia) 9.50%(1)	10/15/29	9,658,000	8,077,082
Termocandelaria Power SA 7.75%(2)	09/17/31	7,240,000	7,457,924

Total Colombia (Cost: $246,765,072)			249,429,958

Costa Rica—1.0%
Costa Rica Government International Bonds
6.13%(1)	02/19/31	4,686,000	4,828,361
6.55%(2)	04/03/34	11,151,000	11,655,583
7.30%(2)	11/13/54	16,011,000	16,669,692

Total Costa Rica (Cost: $31,005,057)			33,153,636

Dominican Republic—2.4%
Dominican Republic International Bonds
4.50%(2)	01/30/30	15,112,000	14,434,680
4.88%(2)	09/23/32	17,145,000	15,886,728
5.50%(2)	02/22/29	10,183,000	10,189,008
6.40%(1)	06/05/49	11,519,000	10,987,053
6.85%(1)	01/27/45	15,542,000	15,580,855
6.95%(2)	03/15/37	12,740,000	13,077,483

Total Dominican Republic (Cost: $74,816,313)			80,155,807

Ecuador—1.4%
Ecuador Government International Bonds
0.00%(1),(5)	07/31/30	4,670,878	3,352,196
5.00%(1)	07/31/40	28,112,542	17,635,560
6.90%(1)	07/31/30	15,143,313	13,289,014

TCW Emerging Markets Income Fund

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
6.90%(2)	07/31/35	$15,874,329	$11,854,631

Total Ecuador (Cost: $28,058,969)			46,131,401

Egypt—2.5%
Egypt Government International Bonds
5.88%(1)	02/16/31	20,241,000	17,942,027
7.05%(2)	01/15/32	11,720,000	10,794,237
7.30%(1)	09/30/33	19,830,000	17,764,507
7.63%(1)	05/29/32	26,645,000	25,076,942
8.50%(1)	01/31/47	8,500,000	6,950,025
8.70%(1)	03/01/49	1,752,000	1,446,679
8.88%(1)	05/29/50	4,232,000	3,543,835

Total Egypt (Cost: $64,339,252)			83,518,252

El Salvador—0.4%
Comision Ejecutiva Hidroelectrica del Rio Lempa (EL Salvador) 8.65%(2)	01/24/33	8,625,000	8,687,963
El Salvador Government International Bonds
7.63%(1)	02/01/41	2,023,000	1,836,075
8.25%(1)	04/10/32	3,237,000	3,313,490

Total El Salvador (Cost: $13,410,966)			13,837,528

Gabon—1.2% (Cost: $39,190,650)
Gabon Government International Bonds 6.63%(1)	02/06/31	49,240,000	40,509,748

Ghana—0.9%
Ghana Government International Bonds
0.00%(2),(5)	07/03/26	1,109,866	1,066,193
0.00%(2),(5)	01/03/30	2,368,290	1,977,877
5.00%(2)	07/03/29	11,385,685	10,843,271
5.00%(2)	07/03/35	20,500,413	16,497,092

Total Ghana (Cost: $28,328,351)			30,384,433

Guatemala—0.6%
Guatemala Government Bonds
3.70%(2)	10/07/33	4,054,000	3,464,589
4.90%(1)	06/01/30	1,554,000	1,529,820
5.38%(1)	04/24/32	3,395,000	3,342,513
6.05%(2)	08/06/31	2,682,000	2,738,805
6.55%(2)	02/06/37	5,153,000	5,244,517
6.60%(2)	06/13/36	5,062,000	5,194,878

Total Guatemala (Cost: $20,882,206)			21,515,122

Honduras—0.3% (Cost: $9,515,017)
Honduras Government International Bonds 8.63%(2)	11/27/34	9,500,000	9,953,245

Hungary—1.1%
Hungary Government International Bonds
3.13%(1)	09/21/51	1,270,000	764,019
5.50%(1)	06/16/34	3,024,000	2,990,918
5.50%(1)	03/26/36	2,685,000	2,600,637
6.75%(1)	09/25/52	675,000	695,399
Magyar Export-Import Bank Zrt 6.13%(2)	12/04/27	3,162,000	3,240,070
MVM Energetika Zrt
6.50%(1)	03/13/31	10,701,000	11,078,424
7.50%(1)	06/09/28	14,622,000	15,381,759

Total Hungary (Cost: $35,540,175)			36,751,226

Indonesia—2.8%
Freeport Indonesia PT 5.32%(2)	04/14/32	$10,182,000	$10,243,296
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT 5.45%(2)	05/15/30	11,675,000	11,961,037
Indonesia Government International Bonds
2.85%	02/14/30	6,999,000	6,562,612
4.40%	03/10/29	9,408,000	9,462,002
4.70%	02/10/34	12,180,000	11,952,234
4.75%	09/10/34	10,382,000	10,209,347
Perusahaan Penerbit SBSN Indonesia III 5.60%(2)	11/15/33	22,819,000	23,881,453
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 4.88%(1)	07/17/49	12,225,000	10,130,002

Total Indonesia (Cost: $90,525,042)			94,401,983

Israel—1.0%
Israel Government International Bonds
5.38%	03/12/29	7,864,000	8,016,955
5.50%	03/12/34	18,413,000	18,566,933
5.75%	03/12/54	7,018,000	6,532,214

Total Israel (Cost: $32,441,940)			33,116,102

Ivory Coast—2.1%
Ivory Coast Government International Bonds
5.75%(1)	12/31/32	446,945	430,493
6.13%(1)	06/15/33	13,553,000	12,534,085
6.38%(1)	03/03/28	1,235,000	1,244,361
7.63%(1)	01/30/33	10,334,000	10,358,285
8.08%(2)	04/01/36	41,776,000	41,243,774
8.25%(1)	01/30/37	4,700,000	4,649,522

Total Ivory Coast (Cost: $65,146,244)			70,460,520

Jamaica—0.3%
Digicel International Finance Ltd./Difl U.S. LLC (Jamaica) 8.63%(2),(6)	08/01/32	4,750,000	4,804,055
Montego Bay Airport Revenue Finance Ltd. (Jamaica) 6.60%(2)	06/15/35	5,300,000	5,303,763

Total Jamaica (Cost: $10,043,917)			10,107,818

Kazakhstan—1.7%
Baiterek National Managing Holding JSC 5.45%(2)	05/08/28	8,326,000	8,419,251
ForteBank JSC 7.75%(2)	02/04/30	7,250,000	7,426,755
Kaspi.KZ JSC 6.25%(2)	03/26/30	10,065,000	10,271,031
Kazakhstan Government International Bonds
5.00%(2)	07/01/32	6,611,000	6,627,065
5.50%(2)	07/01/37	5,289,000	5,299,419
KazMunayGas National Co. JSC 5.75%(1)	04/19/47	22,483,000	19,761,208

Total Kazakhstan (Cost: $54,824,376)			57,804,729

Lebanon—0.4%
Lebanon Government International Bonds
5.80%(1),(7)	04/14/20	39,245,000	7,284,264
6.00%(1),(7)	01/27/23	9,185,000	1,706,665
6.65%(1),(7)	04/22/24	14,771,000	2,747,554
8.20%(1),(7)	05/17/33	8,635,000	1,618,458

Total Lebanon (Cost: $4,519,364)			13,356,941

TCW Emerging Markets Income Fund

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
Mexico—5.9%
Cemex SAB de CV (Mexico) 7.20% (5 yr. CMT + 3.520%)(2),(4),(8)	06/10/30	$16,523,000	$16,874,444
Comision Federal de Electricidad 6.45%(2)	01/24/35	8,719,000	8,573,916
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 7.25%(2)	01/31/41	11,916,794	12,206,015
Mexico Government International Bonds
6.34%	05/04/53	22,209,000	20,321,457
6.35%	02/09/35	48,816,000	49,694,688
6.88%	05/13/37	24,885,000	25,767,671
Orbia Advance Corp. SAB de CV
6.80%(2)	05/13/30	2,633,000	2,692,374
7.50%(2)	05/13/35	7,237,000	7,477,413
Petroleos Mexicanos
6.38%	01/23/45	6,512,000	4,916,560
6.50%	03/13/27	4,790,000	4,788,994
6.63%	06/15/35	10,609,000	9,467,684
6.70%	02/16/32	12,372,000	11,795,093
7.69%	01/23/50	5,315,000	4,509,246
Petroleos Mexicanos (Mexico)
5.95%	01/28/31	17,177,000	15,959,151
6.75%	09/21/47	4,863,000	3,765,810

Total Mexico (Cost: $190,257,060)			198,810,516

Mongolia—0.2%
Mongolia Government International Bonds
4.45%(1)	07/07/31	4,000,000	3,537,160
8.65%(1)	01/19/28	2,855,000	3,024,216

Total Mongolia (Cost: $6,536,962)			6,561,376

Morocco—0.9%
Morocco Government International Bonds
5.95%(2)	03/08/28	6,925,000	7,122,570
6.50%(2)	09/08/33	6,706,000	7,103,398
OCP SA
6.10%(2)	04/30/30	2,753,000	2,805,995
6.70%(2)	03/01/36	4,978,000	5,045,900
7.50%(2)	05/02/54	8,947,000	9,059,285

Total Morocco (Cost: $29,857,321)			31,137,148

Mozambique—0.2% (Cost: $8,272,191)
Mozambique International Bonds 9.00%(1)	09/15/31	9,643,000	8,413,903

Oman—2.4%
Oman Government International Bonds
6.00%(1)	08/01/29	30,247,000	31,809,257
6.25%(2)	01/25/31	34,895,000	37,464,668
6.50%(1)	03/08/47	11,604,000	12,225,278

Total Oman (Cost: $77,053,316)			81,499,203

Pakistan—0.8% (Cost: $23,786,421)
Pakistan Government International Bonds 7.38%(1)	04/08/31	29,765,000	27,974,933

Panama—2.7%
C&W Senior Finance Ltd. 9.00%(2)	01/15/33	$14,215,000	$14,672,723
Panama Government International Bonds
3.16%	01/23/30	22,770,000	20,544,688
4.50%	04/16/50	25,392,000	17,421,197
6.40%	02/14/35	18,110,000	17,826,216
7.50%	03/01/31	5,390,000	5,774,684
7.88%	03/01/57	9,760,000	10,190,026
8.00%	03/01/38	6,544,000	7,097,426

Total Panama (Cost: $91,668,955)			93,526,960

Peru—2.4%
Banco de Credito del Peru SA 5.80% (5 yr. CMT + 2.240%)(2),(4)	03/10/35	6,189,000	6,213,013
Corp. Financiera de Desarrollo SA 5.50%(2)	05/06/30	12,156,000	12,311,354
Peru Government International Bonds
6.55%	03/14/37	7,242,000	7,865,174
1.86%	12/01/32	7,516,000	6,040,835
3.00%	01/15/34	31,957,000	26,922,175
5.38%	02/08/35	13,676,000	13,637,844
6.20%	06/30/55	7,740,000	7,769,644

Total Peru (Cost: $79,819,958)			80,760,039

Philippines—2.0%
Philippines Government International Bonds
1.95%	01/06/32	6,450,000	5,472,567
3.00%	02/01/28	8,925,000	8,638,150
3.20%	07/06/46	12,051,000	8,549,100
3.56%	09/29/32	37,095,000	34,465,335
5.90%	02/04/50	10,617,000	10,909,605

Total Philippines (Cost: $68,411,898)			68,034,757

Poland—3.4%
Bank Gospodarstwa Krajowego 5.75%(2)	07/09/34	20,474,000	21,154,146
Bank Gospodarstwa Krajowego (Poland) 6.25%(1)	07/09/54	9,341,000	9,304,477
Republic of Poland Government International Bonds
4.63%	03/18/29	22,738,000	22,994,485
4.88%	10/04/33	17,334,000	17,254,264
4.88%	02/12/30	7,660,000	7,823,771
5.38%	02/12/35	3,143,000	3,202,214
5.50%	03/18/54	33,539,000	31,352,928
5.75%	11/16/32	2,365,000	2,493,892

Total Poland (Cost: $114,043,636)			115,580,177

Romania—5.6%
Romania Government International Bonds
4.00%(1)	02/14/51	2,544,000	1,656,806
5.75%(1)	03/24/35	6,406,000	6,073,208
5.75%(2)	09/16/30	10,704,000	10,755,700
5.88%(2)	01/30/29	35,176,000	35,752,887
6.00%(2)	05/25/34	13,986,000	13,641,245
6.38%(2)	01/30/34	34,880,000	34,817,216
6.63%(2)	05/16/36	12,500,000	12,483,000
7.13%(2)	01/17/33	40,538,000	43,003,521
7.50%(1)	02/10/37	5,838,000	6,203,634
7.63%(2)	01/17/53	23,402,000	24,466,791

Total Romania (Cost: $182,724,960)			188,854,008

TCW Emerging Markets Income Fund

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
Saudi Arabia—6.9%
Greensaif Pipelines Bidco SARL
6.13%(2)	02/23/38		$62,260,000	$64,824,489
Saudi Arabian Oil Co.
5.25%(2)	07/17/34		37,250,000	37,700,353
6.38%(2)	06/02/55		16,300,000	16,481,908
Saudi Government International Bonds
3.38%(2)	03/05/32	EUR	7,660,000	8,802,320
3.75%(2)	03/05/37	EUR	13,005,000	14,657,131
4.75%(2)	01/16/30		$32,111,000	32,468,396
5.00%(1)	01/18/53		4,500,000	3,884,805
5.00%(1)	01/16/34		24,807,000	24,924,585
5.75%(2)	01/16/54		30,067,000	28,945,501

Total Saudi Arabia (Cost: $227,733,622)				232,689,488

Senegal—3.0%
Senegal Government International Bonds
6.25%(1)	05/23/33		67,606,000	50,359,034
7.75%(1)	06/10/31		61,011,000	49,963,738

Total Senegal (Cost: $113,197,175)				100,322,772

Serbia—0.2% (Cost: $7,565,000)
Telecommunications Co. Telekom Srbija AD Belgrade
7.00%(2)	10/28/29		7,565,000	7,592,385

South Africa—2.4%
Eskom Holdings SOC Ltd. 8.45%(1)	08/10/28		27,969,000	29,529,670
Republic of South Africa Government International Bonds
4.85%	09/30/29		6,766,000	6,528,852
5.00%	10/12/46		9,801,000	6,835,021
5.65%	09/27/47		20,275,000	15,243,962
5.75%	09/30/49		6,929,000	5,189,336
5.88%	04/20/32		11,276,000	11,020,486
5.88%	06/22/30		6,106,000	6,080,477

Total South Africa (Cost: $77,342,378)				80,427,804

Sri Lanka—1.1%
Sri Lanka Government International Bonds
3.10%(2)	01/15/30		18,786,360	17,001,844
3.60%(2)	05/15/36		11,160,025	9,381,563
3.60%(2)	06/15/35		7,737,529	5,515,620
3.60%(1)	02/15/38		5,385,000	4,519,092

Total Sri Lanka (Cost: $34,024,991)				36,418,119

Trinidad And Tobago—0.5% (Cost: $18,219,073)
Port of Spain Waterfront Development 7.88%(2)	02/19/40		18,345,000	18,054,415

Turkey—4.1%
Akbank TAS 9.37% (5 yr. CMT + 5.270%)(2),(4),(8)	03/14/29		16,404,000	17,049,005
Hazine Mustesarligi Varlik Kiralama AS 8.51%(2)	01/14/29		22,393,000	23,946,403
Istanbul Metropolitan Municipality 10.50%(2)	12/06/28		29,215,000	31,726,321
Limak Cimento Sanayi ve Ticaret AS 9.75%(1)	07/25/29		13,392,000	13,743,540
TAV Havalimanlari Holding AS 8.50%(1)	12/07/28		$5,526,000	$5,803,847
Turkiye Vakiflar Bankasi TAO 10.12% (5 yr. CMT + 5.493%)(2),(4),(8)	04/24/29		16,337,000	17,321,794
Yapi ve Kredi Bankasi AS 9.25% (5 yr. CMT + 5.278%)(2),(4)	01/17/34		10,263,000	10,804,271
Zorlu Enerji Elektrik Uretim AS 11.00%(2)	04/23/30		21,000,000	20,491,170

Total Turkey (Cost: $136,051,536)				140,886,351

Ukraine—2.2%
NAK Naftogaz Ukraine via Kondor Finance PLC
7.13%(1),(3),(7)	07/19/26	EUR	2,780,000	2,740,749
7.63%(1),(3)	11/08/28		$3,668,473	2,871,681
Ukraine Government International Bonds
0.00%(1),(7),(9)	08/01/41		15,913,000	11,862,505
0.00%(2)	02/01/34		22,576,635	8,608,471
0.00%(2)	02/01/36		8,376,390	3,949,719
1.75%(2)	02/01/34		21,352,581	11,053,591
1.75%(2)	02/01/35		32,114,191	16,486,783
1.75%(2)	02/01/36		13,241,573	6,706,989
3.00%(1)	02/01/30		10,911,800	5,153,098
3.00%(1)	02/01/35		7,494,323	3,535,447
4.50%(1)	02/01/29		1,558,621	957,211

Total Ukraine (Cost: $68,052,739)				73,926,244

United Arab Emirates—4.0%
Abu Dhabi Government International Bonds 3.13%(1)	09/30/49		14,995,000	10,306,064
Adnoc Murban Rsc Ltd.
4.50%(2)	09/11/34		28,185,000	27,628,910
5.13%(2)	09/11/54		17,129,000	15,788,313
Galaxy Pipeline Assets Bidco Ltd.
2.63%(2)	03/31/36		42,830,000	36,854,358
2.94%(2)	09/30/40		25,407,282	21,064,161
MDGH GMTN RSC Ltd.
4.38%(1)	11/22/33		12,475,000	12,034,632
5.50%(1)	04/28/33		5,900,000	6,176,415
5.88%(1)	05/01/34		7,105,000	7,590,556

Total United Arab Emirates (Cost: $140,212,298)				137,443,409

Uruguay—1.2%
Uruguay Government International Bonds
4.38%	01/23/31		5,622,981	5,611,173
5.44%	02/14/37		29,635,115	30,281,753
5.75%	10/28/34		4,900,000	5,145,049

Total Uruguay (Cost: $40,300,118)				41,037,975

Uzbekistan—1.0%
Republic of Uzbekistan International Bonds
3.70%(1)	11/25/30		6,875,000	6,156,287
3.90%(1)	10/19/31		6,450,000	5,710,508
5.38%(1)	02/20/29		6,600,000	6,518,292
Uzbekneftegaz JSC
8.75%(2)	05/07/30		14,506,000	15,194,310

Total Uzbekistan (Cost: $32,089,375)				33,579,397

Venezuela—0.9%
Petroleos de Venezuela SA
5.38%(1),(7)	04/12/27		26,874,300	3,762,133

TCW Emerging Markets Income Fund

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
Venezuela (Continued)
6.00%(1),(7)	05/16/24		$27,627,497	$3,889,952
9.00%(1),(7)	11/17/21		18,044,846	2,574,097
Venezuela Government International Bonds
7.75%(1),(7)	10/13/19		6,714,500	1,086,070
8.25%(1),(7)	10/13/24		18,932,000	3,527,410
9.25%(7)	09/15/27		36,220,200	7,973,515
9.25%(1),(7)	05/07/28		33,003,200	6,625,062
11.75%(1),(7)	10/21/26		2,795,600	612,460
11.95%(1),(7)	08/05/31		5,587,900	1,170,498

Total Venezuela (Cost: $40,058,986)				31,221,197

Zambia—0.3%
Zambia Government International Bonds
0.50%(1)	12/31/53		7,400,000	5,414,210
5.75%(1)	06/30/33		4,242,360	3,942,849

Total Zambia (Cost: $7,531,701)				9,357,059

Total Fixed Income Securities (Cost: $3,127,864,543)				3,266,194,693

Security		Shares		Value
MONEY MARKET INVESTMENTS—1.7%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 4.25%(10)			20,324,797	20,324,797
TCW Central Cash Fund, 4.34%(10),(11)			38,160,000	38,160,000

Total Money Market Investments (Cost: $58,484,797)				58,484,797

Issues	Maturity Date	Principal Amount		Value
SHORT-TERM INVESTMENT—1.2%
Nigeria OMO Bills
0.00%(5)	10/22/25	NGN	16,700,000,000	10,298,283
0.00%(5)	11/25/25	NGN	8,865,072,000	5,445,241
0.00%(5)	12/02/25	NGN	15,355,185,000	9,222,601
0.00%(5)	12/09/25	NGN	18,771,214,000	11,275,140
0.00%(5)	01/06/26	NGN	8,688,000,000	5,110,509
Total Short Term Investments (Cost: $39,273,917)				41,351,774

Total Investments (99.4%) (Cost: $3,225,623,257)				3,366,031,264
Liabilities In Excess Of Other Assets (0.6%)				19,418,159

Net Assets (100.0%)				$3,385,449,423

TCW Emerging Markets Income Fund

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for USD	Contracts at Value	Unrealized Appreciation (Depreciation)
SELL (12)
BNP Paribas S.A.	EUR	23,400,000	09/26/25	27,334,838	26,876,565	458,273

				$27,334,838	$26,876,565	$458,273

Notes to the Schedule of Investments:
EUR	Euro Currency.
NGN	Nigeria Naira.
(1)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At July 31, 2025, the value of these securities amounted to $916,668,981 or 27.1% of net assets.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At July 31, 2025, the value of these securities amounted to $1,396,742,689 or 41.3% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(3)	Payment in kind.
(4)	Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2025.
(5)	Security is not accruing interest.
(6)	This security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(7)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.
(8)	Perpetual maturity.
(9)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(10)	Rate disclosed is the 7-day net yield as of July 31, 2025.
(11)	Affiliated issuer.
(12)	Fund sells foreign currency, buys USD.

TCW Emerging Markets Income Fund

SCHEDULE OF INVESTMENTS (Continued)

The summary of the TCW Emerging Markets Income Fund transactions in the affiliated funds for the period ended July 31, 2025 is as follows:

Name of Affiliated Fund	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Number of Shares Held July 31, 2025	Value at July 31, 2025	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund	$20,160,000	$773,670,000	$755,670,000	38,160,000	$38,160,000	$1,965,379	$—	$—	$—

Total					$38,160,000	$1,965,379	$—	$—	$—

TCW Emerging Markets Income Fund

Investments by Sector (Unaudited)	July 31, 2025

Sector	Percentage of Net Assets
Foreign Government Bonds	64.4%
Oil & Gas	8.2
Electric	4.3
Mining	3.7
Pipelines	3.6
Banks	3.2
Iron & Steel	1.3
Municipal Bonds	0.9
Building Materials	0.9
Chemicals	0.8
Investment Companies	0.8
Telecommunications	0.8
Oil & Gas Services	0.6
Real Estate	0.5
Airlines	0.5
Regional (State & Province)	0.5
Water	0.4
Engineering & Construction	0.3
Commercial Services	0.3
Transportation	0.3
Distribution &Wholesale	0.2
Short-Term Investments	1.2
Money Market Investments	1.7

Total	99.4%

TCW Emerging Markets Income Fund

Fair Valuation Summary (Unaudited)	July 31, 2025

The following is a summary of the fair valuations according to the inputs used as of July 31, 2025 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Foreign Government Bonds	$—	$2,181,450,375	$—	$2,181,450,375
Oil & Gas	—	277,101,703	—	277,101,703
Electric	—	146,059,090	—	146,059,090
Mining	—	125,430,304	—	125,430,304
Pipelines	—	122,743,008	—	122,743,008
Banks	—	108,444,233	—	108,444,233
Iron & Steel	—	41,893,727	—	41,893,727
Government Regional/Local	—	31,726,321	—	31,726,321
Building Materials	—	30,617,984	—	30,617,984
Chemicals	—	27,080,967	—	27,080,967
Investment Companies	—	25,801,603	—	25,801,603
Telecommunications	—	25,046,176	—	25,046,176
Oil & Gas Services	—	19,472,504	—	19,472,504
Real Estate	—	18,054,415	—	18,054,415
Airlines	—	17,620,938	—	17,620,938
Regional (State & Province)	—	16,310,179	—	16,310,179
Water	—	13,755,102	—	13,755,102
Engineering & Construction	—	11,107,610	—	11,107,610
Commercial Services	—	10,271,031	—	10,271,031
Transportation	—	8,615,038	—	8,615,038
Distribution & Wholesale	—	7,592,385	—	7,592,385

Total Fixed Income Securities	—	3,266,194,693	—	3,266,194,693

Money Market Fund	58,484,797	—	—	58,484,797

Short Term Investments	—	41,351,774	—	41,351,774

Total Investments	$58,484,797	$3,307,546,467	$—	$3,366,031,264

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	458,273	—	458,273

Total	$58,484,797	$3,308,004,740	$—	$3,366,489,537

TCW Emerging Markets Local Currency Income Fund

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
FIXED INCOME SECURITIES—89.1% of Net Assets

Brazil—11.1%
Brazil Notas do Tesouro Nacional 6.00%	05/15/35	BRL$	2,950,000	$2,155,469
Brazil Notas do Tesouro Nacional Series F
10.00%	01/01/31	BRL	11,016,000	1,696,434
10.00%(1)	01/01/29	BRL	12,121,000	1,969,105

Total Brazil (Cost: $6,005,061)				5,821,008

Chile—1.7%
Bonos de la Tesoreria de la Republica en pesos
5.00%	03/01/35	CLP	300,000,000	294,282
5.00%(2)	10/01/28	CLP	270,000,000	275,235
6.00%(2)	04/01/33	CLP	310,000,000	331,540

Total Chile (Cost: $971,829)				901,057

China—3.9%
China Government Bonds
2.11%	08/25/34	CNY	6,520,000	935,510
2.57%	05/20/54	CNY	7,160,000	1,123,587

Total China (Cost: $2,037,180)				2,059,097

Colombia—4.9%
Colombia TES
7.25%	10/18/34	COP	1,153,900,000	207,330
9.25%	05/28/42	COP	2,892,100,000	552,148
13.25%	02/09/33	COP	1,558,700,000	400,691
Colombia TES Series B 6.25%	07/09/36	COP	8,668,600,000	1,379,441

Total Colombia (Cost: $2,555,026)				2,539,610

Czech Republic—3.1%
Czech Republic Government Bonds
0.95%(2)	05/15/30	CZK	6,730,000	273,540
1.20%	03/13/31	CZK	11,910,000	478,256
1.50%	04/24/40	CZK	15,930,000	493,345
1.75%	06/23/32	CZK	10,050,000	403,220

Total Czech Republic (Cost: $1,542,364)				1,648,361

Egypt—2.2%
Egypt Treasury Bills
0.00%(3)	09/16/25	EGP	25,800,000	513,187
0.00%(3)	10/14/25	EGP	11,100,000	216,177
0.00%(3)	10/28/25	EGP	20,900,000	402,915

Total Egypt (Cost: $1,108,959)				1,132,279

Hungary—2.6%
Hungary Government Bonds
2.25%	04/20/33	HUF	213,350,000	442,120
4.75%	11/24/32	HUF	63,970,000	161,066
7.00%	10/24/35	HUF	267,300,000	756,441

Total Hungary (Cost: $1,376,801)				1,359,627

India—9.4%
India Government Bonds
6.75%	12/23/29	INR	60,680,000	712,695
7.09%	08/05/54	INR	60,040,000	691,272
7.10%	04/08/34	INR	125,540,000	1,495,051
7.17%	04/17/30	INR	5,000,000	59,689
7.18%	08/14/33	INR$	162,000,000	1,936,723

Total India (Cost: $4,957,847)				4,895,430

Indonesia—7.2%
Indonesia Treasury Bonds
6.50%	07/15/30	IDR	8,727,000,000	537,839
6.75%	07/15/35	IDR	16,174,000,000	997,303
7.00%	09/15/30	IDR	8,958,000,000	563,742
7.13%	08/15/40	IDR	17,433,000,000	1,086,842
7.13%	08/15/45	IDR	2,936,000,000	183,167
9.00%	03/15/29	IDR	5,983,000,000	398,314

Total Indonesia (Cost: $3,807,700)				3,767,207

Malaysia—8.0%
Malaysia Government Bonds
2.63%	04/15/31	MYR	3,420,000	775,927
3.58%	07/15/32	MYR	1,655,000	394,771
3.73%	06/15/28	MYR	1,821,000	434,585
3.76%	05/22/40	MYR	411,000	97,692
4.05%	04/18/39	MYR	2,075,000	510,810
4.76%	04/07/37	MYR	3,897,000	1,019,524
4.89%	06/08/38	MYR	3,500,000	930,959

Total Malaysia (Cost: $3,691,013)				4,164,268

Mexico—6.0%
Mexico Bonos
7.50%	05/26/33	MXN	19,198,100	927,302
7.75%	11/23/34	MXN	18,900,000	911,067
7.75%	11/13/42	MXN	8,500,000	372,066
8.00%	11/07/47	MXN	4,047,400	177,915
8.50%	11/18/38	MXN	15,963,000	776,433

Total Mexico (Cost: $3,025,178)				3,164,783

Philippines—1.9% (Cost: $1,035,165)
Philippines Government Bonds 6.38%	04/28/35	PHP	57,380,000	999,469

Poland—7.0%
Republic of Poland Government Bonds
1.25%	10/25/30	PLN	3,288,000	736,348
1.75%	04/25/32	PLN	4,986,000	1,086,732
5.00%	10/25/34	PLN	7,025,000	1,831,034

Total Poland (Cost: $3,341,982)				3,654,114

Romania—3.1%
Romania Government Bonds
4.15%	01/26/28	RON	2,230,000	470,027
4.75%	10/11/34	RON	1,590,000	302,323
5.80%	07/26/27	RON	1,560,000	343,647
6.70%	02/25/32	RON	1,590,000	347,782
7.20%	10/30/33	RON	805,000	180,961

Total Romania (Cost: $1,565,263)				1,644,740

South Africa—8.7%
Republic of South Africa Government Bonds
6.25%	03/31/36	ZAR	13,058,199	551,445
7.00%	02/28/31	ZAR	6,500,000	335,725
8.25%	03/31/32	ZAR	8,603,550	460,959
8.50%	01/31/37	ZAR	13,500,000	663,939
8.75%	01/31/44	ZAR	6,502,150	301,664
8.88%	02/28/35	ZAR	22,122,924	1,167,276

TCW Emerging Markets Local Currency Income Fund

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
South Africa (Continued)
9.00%	01/31/40	ZAR	$9,827,499	$482,166
10.50%	12/21/26	ZAR	9,800,000	561,677

Total South Africa (Cost: $4,485,059)				4,524,851

Thailand—4.9%
Thailand Government Bonds
2.80%	06/17/34	THB	11,480,000	390,162
3.39%	06/17/37	THB	15,748,000	572,725
3.45%	06/17/43	THB	42,658,000	1,586,909

Total Thailand (Cost: $2,047,547)				2,549,796

Turkey—1.3% (Cost: $663,591)
Turkiye Government Bonds 30.00%	09/12/29	TRY	29,300,000	664,330

Uganda—2.1%
Republic of Uganda Government Bonds
16.00%	05/14/37	UGX	527,200,000	138,725
16.25%	11/08/35	UGX	3,540,000,000	960,224

Total Uganda (Cost: $1,085,929)				1,098,949

Total Fixed Income Securities (Cost: $45,303,494)				46,588,976

PURCHASED OPTIONS(6) (0.0%) (Cost: $61,968)				15,560

Security		Shares
MONEY MARKET INVESTMENTS—3.0%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 4.25%(4)			381,498	381,498
TCW Central Cash Fund, 4.34%(4),(5)			1,160,000	1,160,000

Total Money Market Investments (Cost: $1,541,498)				1,541,498

Issues	Maturity Date	Principal Amount
SHORT TERM INVESTMENTS—6.5%

Short-Term Investment—6.5%

Egypt—1.1% (Cost: $543,991)
Egypt Treasury Bills 0.00%(3)	09/09/25	EGP	28,275,000	565,484

Nigeria —5.4%
Nigeria OMO Bills
0.00%(3)	08/19/25	NGN	1,430,000,000	921,203
0.00%(3)	11/04/25	NGN	1,545,000,000	944,327
0.00%(3)	12/02/25	NGN	183,014,000	109,921
0.00%(3)	12/09/25	NGN	279,445,000	167,852
0.00%(3)	03/17/26	NGN	1,220,000,000	687,858

Total Nigeria (Cost: $2,748,609)				2,831,161

Total Short-term Investment (Cost: $3,292,600)				3,396,645

Total Short Term Investments (Cost: $3,292,600)				3,396,645

Total Investments (98.6%) (Cost: $50,199,560)				51,542,679
Liabilities In Excess Of Other Assets (1.4%)				750,176

Net Assets (100.0%)				$52,292,855

TCW Emerging Markets Local Currency Income Fund

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for USD	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY(7)
JPMorgan Chase Bank	BRL	10,063,012	10/27/25	1,688,000	1,760,324	72,324
Morgan Stanley & Co.	CLP	96,368,100	10/10/25	102,021	98,423	(3,598)
JPMorgan Chase Bank	CLP	794,317,132	10/10/25	835,244	811,255	(23,989)
Barclays Capital	COP	1,721,456,999	09/26/25	420,896	410,910	(9,986)
Morgan Stanley & Co.	COP	1,711,513,549	10/07/25	417,953	408,034	(9,919)
BNP Paribas S.A.	CZK	17,650,000	10/07/25	845,063	822,950	(22,113)
Morgan Stanley & Co.	EGP	13,411,200	09/23/25	254,000	268,634	14,634
Morgan Stanley & Co.	EUR	826,600	08/07/25	971,436	946,272	(25,164)
BNP Paribas S.A.	EUR	1,300,500	08/14/25	1,526,038	1,489,470	(36,568)
Barclays Capital	IDR	6,658,801,288	08/22/25	404,127	404,481	354
Standard Chartered Bank	IDR	17,060,687,824	08/22/25	1,042,511	1,036,332	(6,179)
Barclays Capital	INR	96,856,706	10/14/25	1,123,449	1,102,098	(21,351)
Bank of America	JPY	76,078,400	09/16/25	531,949	507,946	(24,003)
Barclays Capital	JPY	198,974,982	09/16/25	1,365,322	1,328,480	(36,842)
Barclays Capital	KRW	1,905,155,239	09/16/25	1,350,982	1,377,038	26,056
Bank of America	KRW	720,034,200	09/16/25	529,827	520,438	(9,389)
BNP Paribas S.A.	MXN	27,827,900	08/11/25	1,401,232	1,476,743	75,511
Goldman Sachs & Co.	MXN	13,285,700	10/27/25	701,851	699,220	(2,631)
Barclays Capital	MYR	2,326,135	08/18/25	544,699	545,700	1,001
Morgan Stanley & Co.	MYR	4,635,648	09/08/25	1,096,547	1,088,401	(8,146)
BNP Paribas S.A.	PHP	19,166,800	08/29/25	336,528	328,351	(8,177)
Morgan Stanley & Co.	PLN	3,449,647	09/09/25	921,287	923,251	1,964
Barclays Capital	THB	72,169,675	09/08/25	2,227,322	2,214,414	(12,908)
Bank of America	THB	25,014,710	09/16/25	768,855	768,038	(817)
Morgan Stanley & Co.	TRY	23,988,501	09/08/25	565,900	572,854	6,954

				$21,973,039	$21,910,057	$(62,982)

SELL(8)
Barclays Capital	BRL	3,076,053	10/27/25	540,179	538,094	2,085
BNP Paribas S.A.	BRL	9,258,023	10/27/25	1,563,643	1,619,507	(55,864)
BNP Paribas S.A.	COP	569,624,096	09/26/25	137,601	135,969	1,632
Barclays Capital	COP	1,151,832,903	09/26/25	281,288	274,941	6,347
Bank of America	COP	4,593,221,500	10/07/25	1,130,500	1,095,049	35,451
Morgan Stanley & Co.	EGP	13,411,200	09/23/25	261,631	268,634	(7,003)
Morgan Stanley & Co.	HUF	335,979,200	08/07/25	983,793	961,936	21,857
Bank of America	HUF	499,749,000	08/14/25	1,465,046	1,430,303	34,743
Morgan Stanley & Co.	MXN	33,886,600	10/27/25	1,688,000	1,783,436	(95,436)
Barclays Capital	PHP	58,069,900	08/29/25	1,039,487	994,808	44,679
BNP Paribas S.A.	PHP	20,849,864	08/29/25	368,586	357,184	11,402
Bank of America	SGD	704,729	08/18/25	544,700	543,785	915
Barclays Capital	SGD	724,338	10/14/25	569,501	561,343	8,158
Bank of America	SGD	716,371	10/14/25	560,476	555,169	5,307
Barclays Capital	THB	7,014,444	09/08/25	213,011	215,227	(2,216)
BNP Paribas S.A.	THB	89,054,408	09/16/25	2,691,439	2,734,278	(42,839)
Bank of America	THB	50,902,159	09/16/25	1,573,110	1,562,870	10,240
JPMorgan Chase Bank	TRY	23,988,501	09/08/25	526,294	572,854	(46,560)

				$16,138,285	$16,205,387	$(67,102)

PURCHASED OPTIONS—OTC

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation (Depreciation)
USD Put / EUR Call	BNP Paribas S.A	USD 1	11/5/25	2,700,000	2,700,000	15,560	61,968	(46,408)

Notes to the Schedule of Investments:
BRL	Brazilian Real.
CLP	Chilean Peso.
CNH	Chinese Yuan Renminbi.
CNY	Chinese Yuan.
COP	Colombian Peso.

TCW Emerging Markets Local Currency Income Fund

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

CZK	Czech Koruna.
EGP	Egyptian Pound.
EUR	Euro Currency.
HUF	Hungarian Forint.
IDR	Indonesian Rupiah.
INR	Indian Rupee.
JPY	Japanese Yen.
KRW	South Korean Won.
MXN	Mexican Peso.
MYR	Malaysian Ringgit.
NGN	Nigeria Naira.
PEN	Peruvian Nuevo Sol.
PLN	Polish Zloty.
RON	Romanian New Leu.
SGD	Singapore Dollar.
THB	Thai Baht.
TRY	Turkish New Lira.
UGX	Ugandan Shillings.
ZAR	South African Rand.
(1)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.
(2)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At July 31, 2025, the value of these securities amounted to $880,315 or 1.7% of net assets.
(3)	Security is not accruing interest.
(4)	Rate disclosed is the 7-day net yield as of July 31, 2025.
(5)	Affiliated issuer.
(6)	See options table for description of purchased options.
(7)	Fund buys foreign currency, sells USD.
(8)	Fund sells foreign currency, buys USD.

TCW Emerging Markets Local Currency Income Fund

SCHEDULE OF INVESTMENTS (Continued)

The summary of the TCW Emerging Markets Local Currency Income Fund transactions in the affiliated funds for the period ended July 31, 2025 is as follows:

Name of Affiliated Fund	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Number of Shares Held July 31, 2025	Value at July 31, 2025	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund	$1,580,000	$46,118,056	$46,538,056	1,160,000	$1,160,000	$41,412	$—	$—	$—

Total					$1,160,000	$41,412	$—	$—	$—

TCW Emerging Markets Local Currency Income Fund

Investments by Sector (Unaudited)	July 31, 2025

Sector	Percentage of Net Assets
Foreign Government Bonds	89.1%
Short-Term Investments	6.5
Money Market Investments	3.0
Purchased Options	0.0 *

Total	98.6%

*	Amount rounds to less than 0.1%.

TCW Emerging Markets Local Currency Income Fund

Fair Valuation Summary (Unaudited)	July 31, 2025

The following is a summary of the fair valuations according to the inputs used as of July 31, 2025 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Foreign Government Bonds	$—	$46,588,976	$—	$46,588,976

Total Fixed Income Securities	—	46,588,976	—	46,588,976

Short Term Investments	—	3,396,645	—	3,396,645
Money Market Fund	1,541,498	—	—	1,541,498
Purchased Options	—	15,560	—	15,560

Total Investments	$1,541,498	$50,001,181	$—	$51,542,679

Asset Derivatives
Forward Currency Exchange Contracts
Foreign Currency Risk	—	381,614	—	381,614

Total	$1,541,498	$50,382,795	$—	$51,924,293

Liability Derivatives
Forward Currency Exchange Contracts
Foreign Currency Risk	$—	$(511,698)	$—	$(511,698)

Total	$—	$(511,698)	$—	$(511,698)

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
FIXED INCOME SECURITIES—106.3%
ASSET-BACKED SECURITIES—7.0%
Adagio CLO VIII DAC Series VIII-X, Class B1 3.68% (3 mo. EUR EURIBOR + 1.650%)(1),(2)	04/15/32	$EUR	100,000	$114,504
Arbour CLO II DAC Series 2014-2X, Class ARR 2.89% (3 mo. EUR EURIBOR + 0.860%)(1),(2)	04/15/34	EUR	100,000	114,221
Arbour CLO III DAC Series 3X, Class B1RR 3.68% (3 mo. EUR EURIBOR + 1.650%)(1),(2)	07/15/34	EUR	100,000	114,150
Aurium CLO IX DAC Series 9X, Class A 2.90% (3 mo. EUR EURIBOR + 0.950%)(1),(2)	10/28/34	EUR	100,000	114,051
Bayview Opportunity Master Fund VII LLC Series 2024-EDU1, Class D 7.10% (30 day USD SOFR Average + 2.750%)(1),(3)	06/25/47		79,063	80,672
Castlelake Aircraft Structured Trust Series 2019-1A, Class A 3.97%(3)	04/15/39		93,084	89,411
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC Series 2025-1A, Class A2 6.00%(3)	05/20/55		20,000	20,430
Contego CLO VI DAC Series 6X, Class AR 2.82% (3 mo. EUR EURIBOR + 0.790%)(1),(2)	04/15/34	EUR	100,000	114,008
eStruxture Issuer LP Series 2025-1, Class A2 5.89%(3)	07/20/55	CAD	55,000	39,976
Henley CLO VI DAC Series 6X, Class A 2.94% (3 mo. EUR EURIBOR + 1.000%)(1),(2)	06/10/34	EUR	100,000	114,370
Rockford Tower Europe CLO DAC Series 2021-2X, Class A 2.90% (3 mo. EUR EURIBOR + 0.960%)(1),(2)	01/24/35	EUR	100,000	114,452
RRE 2 Loan Management DAC Series 2X, Class A2R 3.48% (3 mo. EUR EURIBOR + 1.450%)(1),(2)	07/15/35	EUR	100,000	114,341
Sabey Data Center Issuer LLC Series 2023-1, Class A2 6.25%(3)	04/20/48		70,000	70,168
SLM Student Loan Trust Series 2008-5, Class B 6.45% (90 day USD SOFR Average + 2.112%)(1)	07/25/73		50,000	50,482
Vantage Data Centers Jersey Borrower SPV Ltd. Series 2024-1A, Class A2 6.17%(3)	05/28/39	GBP	100,000	136,158

Total Asset-Backed Securities (Cost: $1,316,646)				1,401,394

RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY—21.3%
Federal Home Loan Mortgage Corp., Pool #SD8199 2.00%	03/01/52		119,803	94,108
Federal Home Loan Mortgage Corp., Pool #SD8204 2.00%(4)	04/01/52		205,247	161,226
Federal Home Loan Mortgage Corp., Pool #SD8189 2.50%	01/01/52		38,854	31,988
Federal Home Loan Mortgage Corp., Pool #QD7360 2.50%	02/01/52		$41,215	$33,863
Federal Home Loan Mortgage Corp., Pool #SD8212 2.50%	05/01/52		87,738	72,215
Federal Home Loan Mortgage Corp., Pool #G08721 3.00%	09/01/46		2,634	2,325
Federal Home Loan Mortgage Corp., Pool #G08732 3.00%	11/01/46		3,742	3,304
Federal Home Loan Mortgage Corp., Pool #SD0231 3.00%	01/01/50		76,803	67,167
Federal Home Loan Mortgage Corp., Pool #SD8213 3.00%	05/01/52		103,073	88,425
Federal Home Loan Mortgage Corp., Pool #G08681 3.50%	12/01/45		13,456	12,384
Federal Home Loan Mortgage Corp., Pool #G08698 3.50%	03/01/46		12,620	11,556
Federal Home Loan Mortgage Corp., Pool #G08716 3.50%	08/01/46		12,903	11,815
Federal Home Loan Mortgage Corp., Pool #G08722 3.50%	09/01/46		1,314	1,203
Federal Home Loan Mortgage Corp., Pool #G08762 4.00%	05/01/47		11,605	10,913
Federal Home Loan Mortgage Corp., Pool #ZT1703 4.00%	01/01/49		30,575	28,771
Federal Home Loan Mortgage Corp., Pool #SD8245 4.50%	09/01/52		147,478	140,611
Federal Home Loan Mortgage Corp., Pool #SD8347 4.50%	08/01/53		98,626	93,804
Federal Home Loan Mortgage Corp., Pool #G08833 5.00%	07/01/48		1,581	1,573
Federal Home Loan Mortgage Corp., Pool #SD8491 5.00%	12/01/54		19,047	18,550
Federal Home Loan Mortgage Corp. REMICS Series 3439, Class SC (I/O) (I/F) 1.45% (-30 day USD SOFR Average + 5.786%)(1)	04/15/38		28,385	1,689
Federal National Mortgage Association, Pool #MA4204 2.00%	12/01/40		46,599	39,772
Federal National Mortgage Association, Pool #CB3347 2.00%	01/01/52		160,942	126,393
Federal National Mortgage Association, Pool #CB2610 2.00%	01/01/52		60,692	47,908
Federal National Mortgage Association, Pool #BV4119 2.50%	03/01/52		52,384	43,040
Federal National Mortgage Association, Pool #MA4563 2.50%	03/01/52		79,886	65,636
Federal National Mortgage Association, Pool #BV2994 2.50%	04/01/52		82,647	67,904
Federal National Mortgage Association, Pool #MA1527 3.00%	08/01/33		7,799	7,436
Federal National Mortgage Association, Pool #MA2705 3.00%	08/01/46		48,001	42,320
Federal National Mortgage Association, Pool #FM2870 3.00%	03/01/50		102,449	89,595
Federal National Mortgage Association, Pool #MA1652 3.50%	11/01/33		12,688	12,262
Federal National Mortgage Association, Pool #AB3679 3.50%	10/01/41		34,490	32,180
Federal National Mortgage Association, Pool #AB4045 3.50%	12/01/41		47,033	43,916
Federal National Mortgage Association, Pool #AT5914 3.50%	06/01/43		15,822	14,637
Federal National Mortgage Association, Pool #CA0996 3.50%	01/01/48		39,751	36,334

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY (Continued)
Federal National Mortgage Association, Pool #BD7081 4.00%	03/01/47		$12,478	$11,720
Federal National Mortgage Association, Pool #MA4626 4.00%	06/01/52		172,107	159,294
Federal National Mortgage Association, Pool #CA2208 4.50%	08/01/48		1,118	1,081
Federal National Mortgage Association, Pool #MA4733 4.50%	09/01/52		36,473	34,775
Federal National Mortgage Association, Pool #MA5008 4.50%	05/01/53		25,871	24,610
Federal National Mortgage Association, Pool #FS7252 5.00%	11/01/53		67,706	66,098
Federal National Mortgage Association, Pool #MA5107 5.50%	08/01/53		66,404	66,274
Federal National Mortgage Association REMICS Series 2007-52, Class LS (I/O) (I/F) 1.59% (-30 day USD SOFR Average + 5.936%)(1)	06/25/37		25,298	2,150
Federal National Mortgage Association REMICS Series 2008-18, Class SM (I/O) (I/F) 2.54% (-30 day USD SOFR Average + 6.886%)(1)	03/25/38		28,872	3,184
Federal National Mortgage Association REMICS Series 2009-115, Class SB (I/O) (I/F) 1.79% (-30 day USD SOFR Average + 6.136%)(1)	01/25/40		16,362	1,480
Federal National Mortgage Association REMICS Series 2010-116, Class SE (I/O) (I/F) 2.14% (-30 day USD SOFR Average + 6.486%)(1)	10/25/40		29,438	2,463
Government National Mortgage Association, Pool #MA3662 3.00%	05/20/46		22,085	19,578
Government National Mortgage Association, Pool #MA3597 3.50%	04/20/46		8,071	7,390
Government National Mortgage Association, Pool #MA3663 3.50%	05/20/46		1,158	1,060
Government National Mortgage Association, Pool #MA3803 3.50%	07/20/46		5,392	4,937
Government National Mortgage Association, Pool #MA4900 3.50%	12/20/47		24,583	22,512
Government National Mortgage Association, Pool #MA5399 4.50%	08/20/48		9,986	9,672
Government National Mortgage Association, Pool #MA8347 4.50%	10/20/52		101,430	97,261
Government National Mortgage Association, Pool #MA9963 4.50%	10/20/54		72,842	69,306
Government National Mortgage Association, Pool #MA4454 5.00%	05/20/47		5,700	5,707
Government National Mortgage Association REMICS Series 2011-146, Class EI (I/O) (PAC) 5.00%	11/16/41		25,182	4,919
Government National Mortgage Association, TBA 2.50%(5)	11/01/51		150,000	126,138
Government National Mortgage Association, TBA, 30 Year 4.00%(5)	04/01/52		225,000	207,190
Government National Mortgage Association, TBA
4.50%(5)	07/01/54		100,000	94,915
5.00%(5)	03/01/55		225,000	219,655
5.50%(5)	03/01/55		50,000	49,877
Uniform Mortgage-Backed Security, TBA
2.00%(5)	09/01/51		50,000	39,141
2.50%(5)	10/01/51		100,000	81,979
3.00%(5)	11/01/51		$250,000	$214,055
3.50%(5)	12/01/51		75,000	66,950
3.50%(5)	12/01/51		100,000	89,383
4.00%(5)	02/01/52		175,000	161,377
4.00%(5)	02/01/52		150,000	138,370
4.50%(5)	05/01/54		350,000	332,060
5.00%(5)	02/01/55		200,000	194,694
5.50%(5)	02/01/55		100,000	99,479

Total Residential Mortgage-backed Securities—Agency (Cost: $4,317,183)				4,287,557

COMMERCIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY—4.9%
BHMS Mortgage Trust Series 2018-ATLS, Class C 6.54% (1 mo. USD Term SOFR + 2.197%)(1),(3)	07/15/35		100,000	99,987
BPR Mortgage Trust Series 2023-STON, Class C 7.87%(3),(6)	12/05/39		100,000	102,551
BX Mortgage Trust Series 2021-PAC, Class B 5.36% (1 mo. USD Term SOFR + 1.013%)(1),(3)	10/15/36		100,000	99,603
BX Mortgage Trust Series 2021-PAC, Class E 6.40% (1 mo. USD Term SOFR + 2.062%)(1),(3)	10/15/36		100,000	99,571
BX Trust Series 2022-CLS, Class C 6.79%(3)	10/13/27		90,000	88,197
BXHPP Trust Series 2021-FILM, Class C 5.56% (1 mo. USD Term SOFR + 1.214%)(1),(3)	08/15/36		89,000	80,187
COMM Mortgage Trust Series 2012-CR4, Class XA (I/O) 1.14%(6)	10/15/45		167,201	2,630
CRSO Trust Series 2023 7.12%(6)	07/10/40		100,000	104,077
GS Mortgage Securities Trust Series 2010-C1, Class X (I/O) 0.42%(3),(6)	08/10/43		417,615	51
JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C3, Class XB (I/O) 0.38%(3),(6)	02/15/46		5,745,013	42,119
Last Mile Securities PE DAC Series 2021-1A, Class F 7.13% (3 mo. EUR EURIBOR + 5.000%)(1),(3)	08/17/31	EUR	99,979	114,151
UBS Commercial Mortgage Trust Series 2017-C3, Class A 4 3.43%	08/15/50		60,000	58,067
Wells Fargo Commercial Mortgage Trust Series 2024-SVEN, Class A 6.01%(3)	06/10/37		100,000	102,295

Total Commercial Mortgage-backed Securities—Non-agency (Cost: $922,780)				993,486

COMMERCIAL MORTGAGE-BACKED SECURITIES—AGENCY—0.1%
Federal National Mortgage Association-ACES Series 2016-M2, Class X3 (I/O) 2.04%(6)	04/25/36		115,893	1
Federal National Mortgage Association-ACES Series 2016-M4, Class X2 (I/O) 2.70%(6)	01/25/39		353,063	13,084
Government National Mortgage Association Series 2012-144, Class IO (I/O) 0.33%(6)	01/16/53		1,284,107	14,563

Total Commercial Mortgage-backed Securities—Agency (Cost: $16,347)				27,648

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY—4.8%
BCMSC Trust Series 2000-A, Class A4 8.29%(6)	06/15/30		$189,525	$14,200
Bear Stearns ALT-A Trust Series 2005-8, Class 11A1 5.01% (1 mo. USD Term SOFR + 0.654%)(1)	10/25/35		19,166	17,243
Countrywide Alternative Loan Trust Series 2006-HY12, Class A5 4.17%(6)	08/25/36		103,340	96,678
Countrywide Asset-Backed Certificates Trust Series 2007-13, Class 2A1 5.37% (1 mo. USD Term SOFR + 1.014%)(1)	10/25/47		52,249	48,448
Deephaven Residential Mortgage Trust Series 2021-3, Class A1 1.19%(3),(6)	08/25/66		71,762	62,881
IndyMac INDX Mortgage Loan Trust Series 2005-AR15, Class A2 4.06% (6)	09/25/35		36,765	30,180
JPMorgan Mortgage Acquisition Trust Series 2006-CH2, Class AF3 5.46%	09/25/29		148,722	88,590
Merrill Lynch Alternative Note Asset Trust Series 2007-A1, Class A2B 4.77% (1 mo. USD Term SOFR + 0.414%)(1)	01/25/37		264,373	82,857
MFA Trust Series 2021-RPL1, Class A2 2.07%(3),(6)	07/25/60		100,000	83,471
Morgan Stanley ABS Capital I, Inc. Trust Series 2006-HE4, Class A4 4.95% (1 mo. USD Term SOFR + 0.594%)(1)	06/25/36		211,362	105,136
Morgan Stanley ABS Capital I, Inc. Trust Series 2006-WMC1, Class A2C 5.09% (1 mo. USD Term SOFR + 0.734%)(1)	12/25/35		55,890	55,104
Morgan Stanley ABS Capital I, Inc. Trust Series 2007-HE2, Class A2B 4.56% (1 mo. USD Term SOFR + 0.204%)(1)	01/25/37		133,162	61,048
MortgageIT Trust Series 2005-1, Class 1A1 5.11% (1 mo. USD Term SOFR + 0.754%)(1)	02/25/35		6,253	6,337
Ownit Mortgage Loan Trust Series 2006-3, Class A2D 5.01% (1 mo. USD Term SOFR + 0.654%)(1)	03/25/37		27,389	26,507
Residential Asset Securitization Trust Series 2005-A15, Class 2A11 (I/O) 1.08% (-1 mo. USD Term SOFR + 5.436%)(1)	02/25/36		422,096	36,940
Structured Adjustable Rate Mortgage Loan Trust Series 2004-18, Class 4A1 5.97%(6)	12/25/34		4,778	4,727
Structured Asset Mortgage Investments II Trust Series 2005-AR6, Class 2A1 5.09% (1 mo. USD Term SOFR + 0.734%)(1)	09/25/45		$17,917	$16,347
Structured Asset Mortgage Investments II Trust Series 2006-AR8, Class A2 4.89% (1 mo. USD Term SOFR + 0.534%)(1)	10/25/36		105,615	91,936
WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR2, Class 2A1A 5.09% (1 mo. USD Term SOFR + 0.734%)(1)	01/25/45		25,337	25,162

Total Residential Mortgage-backed Securities—Non-agency (Cost: $1,223,659)				953,792

CORPORATE BONDS—13.5%

Aerospace & Defense—0.4%
General Electric Co. 5.07% (3 mo. USD Term SOFR + 0.742%)(1)	08/15/36		50,000	46,705
TransDigm, Inc. 6.00%(3)	01/15/33		41,000	41,266

				87,971

Agriculture—0.6%
Philip Morris International, Inc. 2.75%	06/06/29	EUR	100,000	113,574

Airlines—0.3%
Delta Air Lines Pass-Through Trust Series 2020-1, Class AA 2.00%	12/10/29		63,093	59,792
Auto Manufacturers—0.2%
Volkswagen Group of America Finance LLC (Germany) 5.80%(3)	03/27/35		50,000	50,197

Banks—2.8%
Bank of America Corp. 2.30% (1 day USD SOFR + 1.220%)(1)	07/21/32		75,000	65,356
Citigroup, Inc. 5.33% (1 day USD SOFR + 1.465%)(1)	03/27/36		25,000	25,128
Goldman Sachs Group, Inc.
5.02% (1 day USD SOFR + 1.420%)(1)	10/23/35		25,000	24,654
5.54% (1 day USD SOFR + 1.380%)(1)	01/28/36		15,000	15,350
JPMorgan Chase & Co.
2.07% (1 day USD SOFR + 1.015%)(1)	06/01/29		20,000	18,748
2.55% (1 day USD SOFR + 1.180%)(1)	11/08/32		10,000	8,792
Kreditanstalt fuer Wiederaufbau (Germany) 0.63%	01/07/28	EUR	181,000	199,888
Morgan Stanley
2.24% (1 day USD SOFR + 1.178%)(1)	07/21/32		$5,000	4,336
5.32% (1 day USD SOFR + 1.555%)(1)	07/19/35		60,000	60,752
PNC Financial Services Group, Inc. 5.58% (1 day USD SOFR + 1.841%)(1)	06/12/29		30,000	30,935

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
Banks (Continued)
U.S. Bancorp
4.65% (1 day USD SOFR + 1.230%)(1)	02/01/29		$30,000	$30,157
Wells Fargo & Co.
2.39% (1 day USD SOFR + 2.100%)(1)	06/02/28		60,000	57,769
2.57% (3 mo. USD LIBOR + 1.000%)(1)	02/11/31		5,000	4,587
5.50% (1 day USD SOFR + 1.780%)(1)	01/23/35		10,000	10,252

				556,704

Chemicals—0.6%
International Flavors & Fragrances, Inc. 1.80%	09/25/26	EUR	100,000	113,593

Commercial Services—0.2%
Albion Financing 1 SARL/Aggreko Holdings, Inc. (Luxemburg) 7.00% (3)	05/21/30		7,000	7,215
Grand Canyon University 5.13%	10/01/28		20,000	19,322
Valvoline, Inc. 3.63% (3)	06/15/31		10,000	9,015

				35,552

Computers—0.3%
Dell International LLC/EMC Corp. 5.00%	04/01/30		50,000	50,733

Cosmetics/Personal Care—0.1%
Opal Bidco SAS (France) 6.50% (3)	03/31/32		5,000	5,062
Prestige Brands, Inc. 3.75% (3)	04/01/31		22,000	20,153

				25,215

Diversified Financial Services—1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
2.45%	10/29/26		20,000	19,480
3.88%	01/23/28		10,000	9,840
Air Lease Corp. 5.85%	12/15/27		20,000	20,592
Avolon Holdings Funding Ltd. (Ireland) 2.53% (3)	11/18/27		24,000	22,854
Blackrock, Inc. 3.75%	07/18/35	EUR	100,000	117,320
GGAM Finance Ltd. (Ireland) 8.00% (3)	02/15/27		15,000	15,461

				205,547

Electric—1.0%
Amprion GmbH (Germany) 0.63% (2)	09/23/33	EUR	100,000	91,239
National Grid Electricity Transmission PLC (United Kingdom) 0.82% (2)	07/07/32	EUR	100,000	97,154
Oncor Electric Delivery Co. LLC 5.35% (3)	04/01/35		20,000	20,404

				208,797

Entertainment—0.1%
Voyager Parent LLC 9.25% (3)	07/01/32		8,000	8,471
WarnerMedia Holdings, Inc.
5.05%	03/15/42		5,000	3,344
5.14%	03/15/52		$12,000	$7,432

				19,247

Food—0.4%
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL 6.50%	12/01/52		25,000	25,571
Pilgrim’s Pride Corp. 4.25%	04/15/31		37,000	35,380
Post Holdings, Inc. 4.63%(3)	04/15/30		12,000	11,471

				72,422

Gas—0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.
9.38%(3)	06/01/28		5,000	5,152
9.50%(3)	06/01/30		5,000	5,254

				10,406

Health Care-Products—0.0%
Bausch & Lomb Corp. 8.38%(3)	10/01/28		8,000	8,365

Health Care-Services—0.3%
HAH Group Holding Co. LLC 9.75%(3)	10/01/31		2,000	1,938
Humana, Inc. 5.55%	05/01/35		10,000	10,030
Kedrion SpA (Italy) 6.50%(3)	09/01/29		11,000	10,668
ModivCare, Inc. 5.00%(3),(7)	10/01/29		22,050	6,064
Molina Healthcare, Inc. 6.25%(3)	01/15/33		5,000	4,935
Tenet Healthcare Corp. 4.38%	01/15/30		5,000	4,811
UnitedHealth Group, Inc. 5.15%	07/15/34		20,000	20,068

				58,514

Household Products/Wares—0.1%
Central Garden & Pet Co. 4.13%	10/15/30		6,000	5,647
Spectrum Brands, Inc. 3.88%(3)	03/15/31		23,000	18,384

				24,031

Insurance—0.2%
Athene Global Funding 1.99% (3)	08/19/28		10,000	9,279
Farmers Exchange Capital II 6.15% (3 mo. USD Term SOFR + 4.006%)(1),(3)	11/01/53		30,000	28,714

				37,993

Internet—0.1%
Snap, Inc. 6.88%(3)	03/01/33		20,000	20,506

Investment Companies—0.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
9.00%	06/15/30		9,000	8,748
9.75%	01/15/29		5,000	5,062

				13,810

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
Leisure Time—0.0%
MajorDrive Holdings IV LLC 6.38%(3)	06/01/29		$5,000	$4,141

Lodging—0.0%
MGM Resorts International 6.50%	04/15/32		5,000	5,084

Media—0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital 5.38%	05/01/47		66,000	55,914
CSC Holdings LLC 6.50%(3)	02/01/29		45,000	35,670
DISH Network Corp. 11.75% (3)	11/15/27		3,000	3,127
Sirius XM Radio LLC 3.88%(3)	09/01/31		25,000	22,068
VZ Secured Financing BV (Netherlands) 5.00%(3)	01/15/32		23,000	20,264

				137,043

Office/Business Equipment—0.1%
Xerox Corp. 10.25%(3)	10/15/30		10,000	10,309

Oil & Gas—0.0%
Transocean Titan Financing Ltd. 8.38%(3)	02/01/28		1,810	1,858

Oil & Gas Services—0.0%
USA Compression Partners LP/USA Compression Finance Corp. 6.88%	09/01/27		5,000	5,002

Packaging & Containers—0.3%
Amcor Flexibles North America, Inc. 5.50%(3)	03/17/35		50,000	50,920
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 4.13%(3)	08/15/26		5,000	4,943

				55,863

Pharmaceuticals—0.8%
1261229 BC Ltd. 10.00%(3)	04/15/32		5,000	5,094
Bayer U.S. Finance II LLC (Germany)
4.63%(3)	06/25/38		51,000	45,205
4.88%(3)	06/25/48		10,000	8,239
CVS Health Corp.
5.05%	03/25/48		25,000	21,525
6.75% (5 yr. CMT + 2.516%)(1)	12/10/54		20,000	20,099
Grifols SA (Spain) 4.75%(3)	10/15/28		15,000	14,455
Teva Pharmaceutical Finance Netherlands III BV (Israel) 6.00%	12/01/32		25,000	25,513
Teva Pharmaceutical Finance Netherlands IV BV (Israel) 5.75%	12/01/30		25,000	25,397

				165,527

Pipelines—0.1%
Venture Global LNG, Inc.
7.00%(3)	01/15/30		4,000	4,060
8.13%(3)	06/01/28		2,000	2,072
9.00% (5 yr. CMT + 5.440%)(1),(3),(8)	09/30/29		7,000	7,006
9.88%(3)	02/01/32		5,000	5,398
Venture Global Plaquemines LNG LLC 6.50%(3)	01/15/34		$5,000	$5,145

				23,681

Real Estate—0.4%
Vonovia SE (Germany) 1.50%(2)	06/14/41	EUR	100,000	76,976

REIT—1.1%
American Assets Trust LP 3.38%	02/01/31		40,000	35,800
American Tower Corp. 2.70%	04/15/31		20,000	17,899
GLP Capital LP/GLP Financing II, Inc.
5.38%	04/15/26		10,000	10,003
5.75%	06/01/28		5,000	5,111
Healthcare Realty Holdings LP 3.10%	02/15/30		40,000	37,152
Host Hotels & Resorts LP (REIT) 5.70%	06/15/32		40,000	40,602
Hudson Pacific Properties LP
3.25%	01/15/30		17,000	13,618
3.95%	11/01/27		11,000	10,415
LXP Industrial Trust 2.70%	09/15/30		20,000	17,871
VICI Properties LP 5.13%	05/15/32		2,000	1,997
VICI Properties LP/VICI Note Co., Inc. 5.75%(3)	02/01/27		30,000	30,328

				220,796

Retail—0.3%
BCPE Flavor Debt Merger Sub LLC & BCPE Flavor Issuer, Inc. 9.50%(3)	07/01/32		5,000	5,155
Ferrellgas LP/Ferrellgas Finance Corp.
5.38%(3)	04/01/26		10,000	9,930
5.88%(3)	04/01/29		25,000	23,110
Michaels Cos., Inc. 5.25%(3)	05/01/28		23,000	18,413

				56,608

Semiconductors—0.1%
Intel Corp. 3.25%	11/15/49		30,000	18,344

Software—0.1%
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL 8.75%(3)	05/01/29		3,000	3,064
Open Text Corp. (Canada) 6.90%(3)	12/01/27		5,000	5,164
Open Text Holdings, Inc. (Canada) 4.13%(3)	12/01/31		5,000	4,557
Oracle Corp. 4.80%	08/03/28		15,000	15,167

				27,952

Telecommunications—0.5%
Altice Financing SA (Luxembourg) 5.75% (3)	08/15/29		5,000	3,833
Consolidated Communications, Inc. 5.00% (3)	10/01/28		10,000	10,106
EchoStar Corp. 10.75%	11/30/29		2,000	2,110
Frontier Communications Holdings LLC 5.88% (3)	10/15/27		6,000	6,005

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
Telecommunications (Continued)
8.63%(3)	03/15/31		$10,000	$10,609
T-Mobile USA, Inc. 2.63%	04/15/26		55,000	54,277
Vmed O2 U.K. Financing I PLC (United Kingdom) 4.75%(3)	07/15/31		11,000	10,191

				97,131

Transportation—0.1%
Aurizon Network Pty. Ltd. (Australia) 2.90%(2)	09/02/30	AUD	20,000	11,592
Pacific National Finance Pty. Ltd. (Australia) 3.70%	09/24/29	AUD	20,000	11,931

Total Transportation (Cost: $24,044)				23,523

Total Corporate Bonds (Cost: $2,697,490)				2,702,807

MUNICIPAL BONDS—0.2%
County of Miami-Dade Aviation Revenue, Series B 2.86%	10/01/35		50,000	41,372

Total Municipal Bonds (Cost: $50,638)				41,372

FOREIGN GOVERNMENT BONDS—50.8%
Australia Government Bonds
2.75%(2)	11/21/29	AUD	253,000	157,859
3.50%(2)	12/21/34	AUD	151,000	91,923
4.75%(2)	04/21/27	AUD	93,000	61,264
Bonos de la Tesoreria de la Republica en pesos 5.00%(2)	10/01/28	CLP	30,000,000	30,582
Brazil Notas do Tesouro Nacional Series F 10.00%	01/01/31	BRL	2,010,000	309,534
Bundesrepublik Deutschland Bundesanleihe
2.50%(2)	02/15/35	EUR	291,174	328,994
2.50%(2)	08/15/54	EUR	206,583	207,253
Canada Government Bonds
1.25%	03/01/27	CAD	293,000	206,979
2.75%	12/01/55	CAD	84,000	49,835
China Development Bank
2.77%	10/24/32	CNY	410,000	60,727
3.09%	06/18/30	CNY	1,530,000	226,223
3.48%	01/08/29	CNY	200,000	29,467
China Government Bonds
1.92%	01/15/55	CNY	1,060,000	145,382
2.35%	02/25/34	CNY	1,270,000	185,305
2.85%	06/04/27	CNY	810,000	115,801
3.02%	05/27/31	CNY	200,000	30,076
3.13%	11/21/29	CNY	2,650,000	394,569
Czech Republic Government Bonds 4.50%	11/11/32	CZK	670,000	31,809
European Union
0.00%(2),(9)	07/04/29	EUR	150,000	156,619
1.63%(2)	12/04/29	EUR	87,000	96,378
2.75%(2)	02/04/33	EUR	102,000	116,358
Finland Government Bonds 2.50%(2)	04/15/30	EUR	156,000	178,812
French Republic Government Bonds OAT
0.50%(2)	06/25/44	EUR	55,000	34,900
1.00%(2)	05/25/27	EUR	395,000	443,810
2.75%(2)	02/25/30	EUR	117,000	134,796
3.00%(2)	11/25/34	EUR	245,000	274,052
3.25%(2)	05/25/55	EUR	95,000	92,527
Hungary Government Bonds 3.00%	08/21/30	HUF	2,250,000	5,488
Indonesia Treasury Bonds
6.63%	05/15/33	IDR	754,000,000	46,154
6.88%	04/15/29	IDR	811,000,000	50,727
Ireland Government Bonds 2.60%(2)	10/18/34	$EUR	43,761	$48,857
Israel Government Bonds—Fixed 1.30%	04/30/32	ILS	116,000	28,475
Italy Buoni Poliennali Del Tesoro
3.45%(2)	07/15/27	EUR	128,000	150,090
3.85%(2)	02/01/35	EUR	60,000	71,093
Japan Government Ten Year Bonds 1.20%	12/20/34	JPY	74,050,000	478,964
Japan Government Thirty Year Bonds
0.40%	03/20/50	JPY	40,600,000	154,620
1.80%	03/20/54	JPY	29,500,000	150,253
Kingdom of Belgium Government Bonds 0.10%(2)	06/22/30	EUR	281,022	285,961
Korea Treasury Bonds
1.88%	03/10/51	KRW	97,920,000	59,590
2.00%	06/10/31	KRW	279,800,000	194,483
Malaysia Government Bonds 4.64%	11/07/33	MYR	338,000	86,415
Mexico Bonos
8.00%	07/31/53	MXN	600,000	26,079
8.50%	03/01/29	MXN	620,000	32,825
Netherlands Government Bonds 2.50%(2)	07/15/34	EUR	35,000	39,187
New Zealand Government Bonds
4.25%	05/15/34	NZD	46,000	26,830
4.50%	05/15/30	NZD	22,000	13,373
Norway Government Bonds 3.63%(2)	04/13/34	NOK	279,000	26,527
Peru Government International Bonds 7.30%(2)	08/12/33	PEN	51,000	15,544
Province of Ontario 4.05%	02/02/32	CAD	209,000	155,973
Republic of Austria Government Bonds 3.45%(2)	10/20/30	EUR	205,300	245,635
Republic of Poland Government Bonds 1.75%	04/25/32	PLN	156,000	34,001
Romania Government Bonds 7.10%	07/31/34	RON	65,000	14,587
Singapore Government Bonds 3.00%	04/01/29	SGD	92,000	73,947
Spain Government Bonds 2.70%	01/31/30	EUR	362,000	417,414
Sweden Government Bonds 0.75%(2)	11/12/29	SEK	490,000	47,573
Thailand Government Bonds 1.59%	12/17/35	THB	2,372,000	73,368
U.K. Gilts
0.38%(2)	10/22/30	GBP	69,134	76,353
3.75%(2)	03/07/27	GBP	392,000	517,887
4.13%(2)	01/29/27	GBP	304,000	403,751
4.25%(2)	07/31/34	GBP	298,000	387,220
4.38%(2)	03/07/30	GBP	1,075,131	1,444,571
4.38%(2)	07/31/54	GBP	113,000	127,685

Total Foreign Government Bonds (Cost: $10,207,302)				10,203,334

U.S. TREASURY SECURITIES—3.7%
U.S. Treasury Bonds
4.75%	05/15/55		$268,000	262,138
4.75%(4)	08/15/55		10,000	9,804
U.S. Treasury Inflation-Indexed Notes 1.88%	07/15/35		215,232	213,362
U.S. Treasury Notes
3.88%	07/31/27		5,000	4,994
4.00%	07/31/32		205,000	203,254
4.25%	05/15/35		47,000	46,592

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
U.S. TREASURY SECURITIES (Continued)

Total U.S. Treasury Securities (Cost: $738,561)			$740,144

Total Fixed Income Securities (Cost: $21,490,606)			21,351,534

CONVERTIBLE SECURITIES - 0.1%

CONVERTIBLE CORPORATE BONDS—0.1%

Commercial Services—0.1%
Worldline SA (France) 0.00%(2),(9)	07/30/26	EUR 23,736	26,477

Total Convertible Corporate Bonds (Cost: $24,502)			26,477

COMMON STOCK—0.0%

Security		Shares	Value
Media—0.0%
SES SA(10)		344	4,010

Telecommunications—0.0%
Intelsat SA(10),(11)		344	192

Total Common Stock (Cost: $19,926)			4,202

Issues		Shares	Value
INVESTMENT COMPANIES—1.0%
TCW Emerging Markets Income Fund—I Class(12)		29,291	196,541

Total Investment Companies (Cost: $189,440)			196,541

Security		Shares	Value

MONEY MARKET INVESTMENTS—2.4%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 4.25%(13)		83,248	83,248
TCW Central Cash Fund, 4.34%(12),(13)		398,000	398,000

Total Money Market Investments (Cost: $481,248)			481,248

PURCHASED OPTIONS(14) (0.0%) (Cost: $2,230)			2,009

Total Investments (109.8%) (Cost: $22,207,952)			22,062,011
Liabilities In Excess Of Other Assets (-9.8%)			(1,965,068)

Net Assets (100.0%)			$20,096,943

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

FUTURES CONTRACTS

Number of Contracts	Type	Expiration Date	Notional Contract Value	Value	Net Unrealized Appreciation (Depreciation)
Long Futures
10	Euro-Bobl Future	09/8/25	$1,349,838	$1,342,213	$(7,625)
5	Euro SCHATZ Futures	09/8/25	614,510	612,620	(1,890)
4	10-Year U.S. Treasury Note Futures	09/19/25	445,695	444,250	(1,445)
6	2-Year Canadian Bond Futures	09/18/25	457,785	457,112	(673)
2	5-Year Canadian Bond Futures	09/18/25	164,019	163,755	(264)
10	2-Year U.S. Treasury Note Futures	09/30/25	2,072,126	2,069,844	(2,282)
2	U.S. Ultra Long Bond Futures	09/19/25	226,473	234,625	8,152
1	Euro-oat Future	09/8/25	142,647	141,112	(1,535)
7	5-Year U.S. Treasury Note Futures	09/30/25	752,907	757,204	4,297

			$6,226,000	$6,222,735	$(3,265)

Short Futures
3	10-Year U.S. Treasury Note Futures	09/19/25	$(339,932)	$(339,234)	$698
1	3 Year Australian Bond Futures	09/15/25	(69,097)	(69,093)	4
4	Euro-Bund Future	09/8/25	(599,326)	(593,792)	5,534
1	Long Gilt Futures	09/26/25	(119,629)	(121,960)	(2,331)

			$(1,127,984)	$(1,124,079)	$3,905

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for USD	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY(15)
Citibank N.A.	AUD	192,497	10/10/25	$125,704	$124,094	$(1,610)
Citibank N.A.	CAD	175,607	10/10/25	129,248	127,450	(1,798)
Goldman Sachs & Co.	CHF	93,329	10/10/25	118,621	115,883	(2,738)
Goldman Sachs & Co.	CNH	5,464,397	10/10/25	767,122	761,806	(5,316)
Goldman Sachs & Co.	DKK	276,000	10/10/25	43,724	42,548	(1,176)
Goldman Sachs & Co.	EUR	626,243	10/10/25	737,962	719,947	(18,015)
Citibank N.A.	GBP	10,882	10/10/25	14,717	14,410	(307)
Goldman Sachs & Co.	HUF	2,805,000	10/10/25	8,197	8,005	(192)
Goldman Sachs & Co.	JPY	151,164,096	10/10/25	1,046,786	1,011,965	(34,821)
Citibank N.A.	KRW	70,333,330	01/21/26	51,322	51,227	(95)
Goldman Sachs & Co.	MXN	139,804	10/10/25	7,422	7,371	(51)
Goldman Sachs & Co.	NOK	947,938	10/10/25	93,884	92,132	(1,752)
Barclays Capital	PLN	15,687	10/10/25	4,326	4,197	(129)
Goldman Sachs & Co.	PLN	80,048	10/10/25	22,048	21,415	(633)
Goldman Sachs & Co.	RON	25,093	10/10/25	5,786	5,647	(139)
Goldman Sachs & Co.	SEK	318,727	10/10/25	33,738	32,799	(939)
Citibank N.A.	THB	113,673	10/10/25	3,514	3,497	(17)

				$3,214,121	$3,144,393	$(69,728)

SELL(16)
Goldman Sachs & Co.	AUD	36,918	10/10/25	24,405	23,800	605
Citibank N.A.	BRL	1,834,416	10/10/25	327,839	322,276	5,563
Goldman Sachs & Co.	CAD	55,000	10/10/25	40,461	39,917	544
Goldman Sachs & Co.	CLP	18,005,721	10/10/25	19,052	18,390	662
Goldman Sachs & Co.	CNH	270,968	10/10/25	38,044	37,776	268
Citibank N.A.	CNH	190,762	10/10/25	26,637	26,595	42
Goldman Sachs & Co.	CZK	37,477	10/10/25	1,790	1,747	43
Goldman Sachs & Co.	EUR	1,066,486	10/10/25	1,245,245	1,226,064	19,181
Citibank N.A.	GBP	1,735,947	10/10/25	2,358,754	2,298,751	60,003
Goldman Sachs & Co.	GBP	76,635	10/10/25	102,217	101,480	737
Goldman Sachs & Co.	IDR	298,408,453	10/10/25	18,288	18,104	184
Goldman Sachs & Co.	ILS	2,674	10/10/25	800	789	11
Goldman Sachs & Co.	JPY	1,966,818	10/10/25	13,292	13,167	125
Goldman Sachs & Co.	KRW	28,443,698	10/24/25	20,884	20,604	280
Goldman Sachs & Co.	MYR	27,297	10/10/25	6,464	6,417	47
Citibank N.A.	NZD	10,618	10/10/25	6,404	6,283	121

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for USD	Contracts at Value	Unrealized Appreciation (Depreciation)
Goldman Sachs & Co.	PEN	12,349	10/10/25	3,458	3,437	21
Citibank N.A.	SGD	38,704	10/10/25	30,495	29,986	509
Goldman Sachs & Co.	THB	1,602,745	01/21/26	50,307	49,715	592

				$4,334,836	$4,245,298	$89,538

CENTRALLY CLEARED—INTEREST RATE SWAP AGREEMENTS
Notional Amount	Expiration Date	Payment Made by Fund Frequency	Payment Made by Fund	Payment Received by Fund Frequency	Payment Received by Fund	Unrealized Appreciation (Depreciation)	Premium Paid	Value
72,303	07/30/27	Annual	2-Year Sterling Overnight Index Average	Annual	4.0000%	$998	$(418)	$580

PURCHASED SWAPTIONS - OTC

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation (Depreciation)
5-Year Interest Rate Swap	Goldman Sachs International	4.03	2/27/26	455,000	$455,000	$2,009	$2,230	$(221)

Notes to the Schedule of Investments:
ABS	Asset-Backed Securities.
ACES	Alternative Credit Enhancement Securities.
CLO	Collateralized Loan Obligation.
I/F	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	Interest Only Security.
LIBOR	London Interbank Offered Rate.
PAC	Planned Amortization Class.
REIT	Real Estate Investment Trust.
REMIC	Real Estate Mortgage Investment Conduits.
RON	New Romanian Leu.
SOFR	Secured Overnight Financing Rate.
TBA	To Be Announced.
AUD	Australian Dollar.
BRL	Brazilian Real.
CAD	Canadian Dollar.
CHF	Swiss Franc.
CLP	Chilean Peso.
CNH	Chinese Yuan Renminbi.
CZK	Czech Koruna.
DKK	Danish Krone.
EUR	Euro Currency.
GBP	British Pound Sterling.
HUF	Hungarian Forint.
IDR	Indonesian Rupiah.
ILS	Israeli Shekel.
JPY	Japanese Yen.
KRW	South Korean Won.
MXN	Mexican Peso.
MYR	Malaysian Ringgit.
NOK	Norwegian Krona.
NZD	New Zealand Dollar.
PEN	Peruvian Nuevo Sol.
PLN	Polish Zloty.
RON	Romanian New Leu.
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
(1)	Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2025.

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

(2)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At July 31, 2025, the value of these securities amounted to $7,511,596 or 37.4% of net assets.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At July 31, 2025, the value of these securities amounted to $2,133,146 or 10.6% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(4)	This security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(5)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(6)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(7)	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer—5.00% cash or 10.00% PIK interest.
(8)	Perpetual maturity.
(9)	Security is not accruing interest.
(10)	Non-income producing security.
(11)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(12)	Affiliated issuer.
(13)	Rate disclosed is the 7-day net yield as of July 31, 2025.
(14)	See options table for description of purchased options.
(15)	Fund buys foreign currency, sells USD.
(16)	Fund sells foreign currency, buys USD.

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

The summary of the TCW Global Bond Fund transactions in the affiliated funds for the period ended July 31, 2025 is as follows:

Name of Affiliated Fund	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Number of Shares Held July 31, 2025	Value at July 31, 2025	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund	$335,391	$11,619,459	$11,556,850	398,000	$398,000	$35,184	$—	$—	$—
TCW Emerging Markets Income Fund—I Class	181,809	11,145	$—	29,291	196,541	10,228	—	—	3,587

Total					$594,541	$45,412	$—	$—	$3,587

TCW Global Bond Fund

Investments by Sector (Unaudited)	July 31, 2025

Sector	Percentage of Net Assets
Foreign Government Bonds	50.8%
Residential Mortgage-Backed Securities—Agency	21.3
Corporate Bonds	13.5
Asset-Backed Securities	7.0
Commercial Mortgage-Backed Securities—Non-Agency	4.9
Residential Mortgage-Backed Securities—Non-Agency	4.8
U.S. Treasury Securities	3.7
Money Market Investments	2.4
Investment Companies	1.0
Municipal Bonds	0.2
Commercial Mortgage-Backed Securities—Agency	0.1
Convertible Corporate Bonds	0.1
Common Stock	0.0	**
Purchased Swaptions—OTC	0.0	**
Interest Rate Swaps	0.0	**
Other*	(9.8)

Total	100.0%

*	Includes futures, swap agreements, pending trades, interest receivable, fund share transactions and accrued expenses payable.
**	Amount rounds to less than 0.1%.

TCW Global Bond Fund

Investments by Country (Unaudited)	July 31, 2025

Country	Percentage of Net Assets
United States	48.9%
Great Britain	14.8
China	5.9
Ireland	5.7
France	5.0
Germany	5.0
Japan	3.9
Canada	2.3
Spain	2.1
Australia	1.7
Brazil	1.5
Belgium	1.4
South Korea	1.3
Austria	1.2
Italy	1.2
Free Of Tax	1.1
Finland	0.9
Supranational	0.8
Jersey	0.7
Indonesia	0.5
United Kingdom	0.4
Malaysia	0.4
Israel	0.4
Singapore	0.4
Thailand	0.4
Netherlands	0.3
Mexico	0.3
Sweden	0.2
New Zealand	0.2
Poland	0.2
Czech Republic	0.2
Chile	0.2
Norway	0.1
Peru	0.1
Luxembourg	0.1
Romania	0.1
Hungary	0.0 *

Total	109.9%

*	Amount rounds to less than 0.1%.

TCW Global Bond Fund

Fair Valuation Summary (Unaudited)	July 31, 2025

The following is a summary of the fair valuations according to the inputs used as of July 31, 2025 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Foreign Government Bonds	$—	$10,203,334	$—	$10,203,334
Residential Mortgage-Backed Securities—Agency	—	4,287,557	—	4,287,557
Corporate Bonds	—	2,702,807	—	2,702,807
Asset-Backed Securities	—	1,401,394	—	1,401,394
Commercial Mortgage-Backed Securities—Non-Agency	—	993,486	—	993,486
Residential Mortgage-Backed Securities—Non-Agency	—	953,792	—	953,792
U.S. Treasury Securities	—	740,144	—	740,144
Municipal Bonds	—	41,372	—	41,372
Commercial Mortgage-Backed Securities—Agency	—	27,648	—	27,648

Total Fixed Income Securities	—	21,351,534	—	21,351,534

Convertible Corporate Bonds	—	26,477	—	26,477
Money Market Investments	481,248	—	—	481,248
Investment Companies	196,541	—	—	196,541
Common Stock	—	4,010	192	4,202
Purchased Options	—	2,009	—	2,009

Total Investments	$677,789	$21,384,030	$192	$22,062,011

Asset Derivatives
Forward Currency Exchange Contracts
Foreign Currency Risk	—	89,538	—	89,538
Futures Contracts
Interest Rate Risk	18,685	—	—	18,685
Swap Agreements
Commodity Risk	—	580	—	580

Total	$696,474	$21,474,148	$192	$22,170,814

Liability Derivatives
Futures Contracts
Interest Rate Risk	$(18,045)	$—	$—	$(18,045)
Forward Currency Exchange Contracts
Foreign Currency Risk	—	(69,728)	—	(69,728)

Total	$(18,045)	$(69,728)	$—	$(87,773)

TCW Securitized Bond Fund

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
FIXED INCOME SECURITIES —114.4%
ASSET-BACKED SECURITIES—5.4%
AIMCO CLO 24 Ltd. Series 2025-24A, Class SUB 0.00%(1),(2)	04/19/38		$4,200,000	$3,776,640
ALLO Issuer LLC Series 2023-1A, Class C 12.18%(1)	06/20/53		3,000,000	3,219,131
ALLO Issuer LLC Series 2024-1A, Class C 11.19%(1)	07/20/54		1,381,200	1,497,916
Avis Budget Rental Car Funding AESOP LLC Series 2021-1A, Class D 3.71%(1)	08/20/27		5,000,000	4,890,876
Avis Budget Rental Car Funding AESOP LLC Series 2023-7A, Class D 7.31%(1)	08/21/28		8,000,000	8,062,890
Bayview Opportunity Master Fund VII LLC Series 2024-EDU1, Class E 8.36% (30 day USD SOFR Average + 3.500%)(1),(3),(4)	06/25/47		3,336,479	3,393,108
Carvana Auto Receivables Trust Series 2021-N3, Class R 0.00%(1),(5),(6)	06/12/28		25,650	1,643,135
Carvana Auto Receivables Trust Series 2023-P1, Class R 0.00%(1),(5),(6)	03/11/30		2,950	245,130
CIFC Funding Ltd. Series 2022-2A, Class B 0.00%(1),(5)	04/19/35		3,300,000	2,380,112
Cologix Data Centers U.S. Issuer LLC Series 2021-1A, Class A2 3.30%(1)	12/26/51		4,000,000	3,867,389
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC Series 2025-1A, Class C 9.41%(1)	05/20/55		3,175,000	3,315,872
Edgeconnex Data Centers Issuer LLC Series 2022-1, Class A2 4.25%(1)	03/25/52		2,368,750	2,278,663
Flexential Issuer Series 2021-1A, Class A2 3.25%(1)	11/27/51		7,580,000	7,324,031
Higley Park CLO Ltd. Series 2025-1A, Class SUB 0.00%(1),(2)	07/24/38		4,000,000	3,600,000
HOA Funding LLC Series 2021-1A, Class A2 4.72%(1),(3),(7)	08/20/51		6,136,165	1,411,398
Hotwire Funding LLC Series 2021-1, Class B 2.66%(1)	11/20/51		2,775,000	2,676,250
Hotwire Funding LLC Series 2021-1, Class C 4.46%(1)	11/20/51		2,380,000	2,319,992
Hotwire Funding LLC Series 2024-1A, Class C 9.19%(1)	06/20/54		3,425,000	3,586,824
HPS Loan Management Ltd. Series 2021-16A, Class ER 4.31%(1),(4),(7)	01/23/35		2,700,000	2,699,994
Lehman XS Trust Series 2006-13, Class 1A2 4.81% (1 mo. USD Term SOFR + 0.454%)(4),(7)	09/25/36		23	—
NCFA LLC – Loan Participation 1 2.75%(7)	06/12/28		4,955,171	4,955,171
NCFA LLC – Loan Participation 2 3.14%(7)	12/19/27		7,451,881	7,451,881
NCFA LLC – Loan Participation 3 1.00%(7)	04/11/30		1,830,000	1,830,000
NewDay Funding Series 2025-2A, Class E 7.22% (1 day GBP SONIA + 3.000%)(1),(4)	07/15/33	GBP	1,700,000	2,254,973
Newday Funding Master Issuer PLC Series 2024-2X, Class E 8.12% (1 day GBP SONIA + 3.900%)(4),(8)	07/15/32	GBP	1,500,000	2,008,960
OCP CLO Ltd. Series 2025-44A, Class SUB 0.00%(1),(2),(7)	10/24/38		3,250,000	2,769,000
Switch ABS Issuer LLC Series 2024-2A, Class C 10.03%(1)	06/25/54		3,650,000	3,819,332
Vantage Data Centers Issuer LLC Series 2020-1A, Class A2 1.65%(1)	09/15/45		8,800,000	8,759,348
Wireless PropCo Funding LLC Series 2025-1A, Class C 8.51%(1),(7)	06/25/55		1,000,000	1,006,878
Ziply Fiber Issuer LLC Series 2024-1A, Class C 11.17%(1)	04/20/54		1,190,000	1,275,243

Total Asset-Backed Securities (Cost: $108,562,131)				98,320,137

RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY—67.8%
Federal Home Loan Mortgage Corp., Pool #QD7213 2.00%	02/01/52		5,144,684	4,041,272
Federal Home Loan Mortgage Corp., Pool #QE0312 2.00%	04/01/52		10,373,630	8,148,733
Federal Home Loan Mortgage Corp., Pool #SD8147 2.50%	05/01/51		12,961,805	10,705,419
Federal Home Loan Mortgage Corp., Pool #SD8194 2.50%	02/01/52		2,377,408	1,956,551
Federal Home Loan Mortgage Corp., Pool #SD8212 2.50%	05/01/52		10,766,682	8,861,825
Federal Home Loan Mortgage Corp., Pool #G08710 3.00%	06/01/46		808,706	713,922
Federal Home Loan Mortgage Corp., Pool #SD8220 3.00%	06/01/52		14,081,517	12,078,794
Federal Home Loan Mortgage Corp., Pool #G60238 3.50%	10/01/45		2,629,648	2,428,276
Federal Home Loan Mortgage Corp., Pool #G60440 3.50%	03/01/46		18,763,952	17,327,052
Federal Home Loan Mortgage Corp., Pool #G67709 3.50%	03/01/48		5,832,236	5,347,454
Federal Home Loan Mortgage Corp., Pool #ZT1491 3.50%	11/01/48		6,498,045	5,939,402
Federal Home Loan Mortgage Corp., Pool #SD7513 3.50%	04/01/50		11,517,730	10,503,417
Federal Home Loan Mortgage Corp., Pool #G67717 4.00%	11/01/48		21,570,797	20,347,021
Federal Home Loan Mortgage Corp., Pool #SD8244 4.00%	09/01/52		2,353,566	2,177,247
Federal Home Loan Mortgage Corp., Pool #SL1033 4.00%	01/01/54		4,125,217	3,807,344
Federal Home Loan Mortgage Corp., Pool #G08848 4.50%	11/01/48		1,194,146	1,155,985
Federal Home Loan Mortgage Corp., Pool #SD8238 4.50%	08/01/52		5,394,877	5,144,528
Federal Home Loan Mortgage Corp., Pool #SD8245 4.50%	09/01/52		16,237,755	15,481,730
Federal Home Loan Mortgage Corp., Pool #QG0601 4.50%	04/01/53		17,243,465	16,475,361
Federal Home Loan Mortgage Corp., Pool #G01959 5.00%	12/01/35		35,436	35,916
Federal Home Loan Mortgage Corp., Pool #P51350 5.00%	03/01/36		912,965	923,770
Federal Home Loan Mortgage Corp., Pool #A91162 5.00%	02/01/40		6,937,230	7,000,315
Federal Home Loan Mortgage Corp., Pool #A92195 5.00%	05/01/40		1,911,542	1,928,836
Federal Home Loan Mortgage Corp., Pool #G08833 5.00%	07/01/48		1,768,077	1,758,896
Federal Home Loan Mortgage Corp., Pool #G08840 5.00%	08/01/48		306,217	304,194
Federal Home Loan Mortgage Corp., Pool #G08849 5.00%	11/01/48		2,046,329	2,032,810
Federal Home Loan Mortgage Corp., Pool #N70081 5.50%	07/01/38		1,123,871	1,153,763

TCW Securitized Bond Fund

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY (Continued)
Federal Home Loan Mortgage Corp. REMICS Series 2647, Class OV (P/O) 0.00%(5)	07/15/33	$365,346	$292,111
Federal Home Loan Mortgage Corp. REMICS Series 3149, Class OD (P/O) (PAC) 0.00%(5)	05/15/36	1,671,068	1,386,401
Federal Home Loan Mortgage Corp. REMICS Series 3315, Class S (I/O) (I/F) 1.96% (-30 day USD SOFR Average + 6.296%)(4)	05/15/37	143,466	7,832
Federal Home Loan Mortgage Corp. REMICS Series 3376, Class SX (I/O) (I/F) 1.59% (-30 day USD SOFR Average + 5.926%)(4)	10/15/37	955,087	80,757
Federal Home Loan Mortgage Corp. REMICS Series 3410, Class IS (I/O) (I/F) 1.82% (-30 day USD SOFR Average + 6.156%)(4)	02/15/38	1,412,211	129,149
Federal Home Loan Mortgage Corp. REMICS Series 3424, Class BI (I/O) (I/F) 2.35% (-30 day USD SOFR Average + 6.686%)(4)	04/15/38	1,413,268	147,209
Federal Home Loan Mortgage Corp. REMICS Series 3519, Class SH (I/O) (I/F) 1.05% (-30 day USD SOFR Average + 5.386%)(4)	07/15/37	109,015	4,620
Federal Home Loan Mortgage Corp. REMICS Series 3531, Class SC (I/O) (I/F) 1.85% (-30 day USD SOFR Average + 6.186%)(4)	05/15/39	2,008,483	193,062
Federal Home Loan Mortgage Corp. REMICS Series 3541, Class SA (I/O) (I/F) 2.30% (-30 day USD SOFR Average + 6.636%)(4)	06/15/39	864,269	94,142
Federal Home Loan Mortgage Corp. REMICS Series 3550, Class GS (I/O) (I/F) 2.30% (-30 day USD SOFR Average + 6.636%)(4)	07/15/39	1,862,729	193,966
Federal Home Loan Mortgage Corp. REMICS Series 3788, Class SB (I/O) (I/F) 2.03% (-30 day USD SOFR Average + 6.366%)(4)	01/15/41	2,614,585	262,494
Federal Home Loan Mortgage Corp. REMICS Series 3885 (P/O) (PAC) 0.00%(5)	11/15/33	541,136	462,292
Federal Home Loan Mortgage Corp. REMICS Series 4030, Class HS (I/O) (I/F) 2.16% (-30 day USD SOFR Average + 6.496%)(4)	04/15/42	1,039,189	114,116
Federal Home Loan Mortgage Corp. REMICS Series 4135, Class DZ 3.00%	11/15/42	4,328,729	3,875,844
Federal Home Loan Mortgage Corp. REMICS Series 4351, Class MB (PAC) 4.00%	04/15/44	15,977,668	15,166,504
Federal Home Loan Mortgage Corp. REMICS Series 4604, Class PB (PAC) 3.00%	01/15/46	1,901,284	1,760,205
Federal Home Loan Mortgage Corp. REMICS Series 4772, Class ZA 4.00%	07/15/47	5,805,084	5,358,743
Federal Home Loan Mortgage Corp. REMICS Series 4896, Class DA 3.00%	01/15/49	908,960	818,727
Federal Home Loan Mortgage Corp. REMICS Series 5210, Class LB 3.00%	08/25/50	16,601,979	12,395,042
Federal Home Loan Mortgage Corp. REMICS Series 5224, Class DZ 4.00%	04/25/52	7,195,840	6,421,345
Federal Home Loan Mortgage Corp. REMICS Series 5492, Class SH (I/O) 1.65% (-30 day USD SOFR Average + 6.000%)(4)	01/25/55	8,620,903	722,119
Federal Home Loan Mortgage Corp. REMICS Series 5544, Class SD (I/O) 0.70% (-30 day USD SOFR Average + 5.050%)(4)	06/25/55	8,405,407	517,645
Federal Home Loan Mortgage Corp. REMICS Series 5546, Class AS 3.98% (-30 day USD SOFR Average + 10.500%)(4)	06/25/55	2,872,314	2,670,714
Federal Home Loan Mortgage Corp. REMICS Series 5547, Class S 4.05% (-30 day USD SOFR Average + 10.575%)(4)	06/25/55	2,889,913	2,663,024
Federal Home Loan Mortgage Corp. REMICS Series 5548, Class S 4.42% (-30 day USD SOFR Average + 11.667%)(4)	06/25/55	2,828,969	2,652,871
Federal Home Loan Mortgage Corp. REMICS Series 5549, Class JS 3.98% (-30 day USD SOFR Average + 10.500%)(4)	06/25/55	2,865,199	2,661,536
Federal Home Loan Mortgage Corp. REMICS Series 5566, Class AS (I/F) 4.09% (-30 day USD SOFR Average + 10.575%)(4),(7)	08/25/55	6,275,000	5,804,375
Federal Home Loan Mortgage Corp. STRIPS Series 277, Class 30 3.00%	09/15/42	7,241,850	6,567,070
Federal Home Loan Mortgage Corp. STRIPS Series 377, Class C1 2.00%	01/25/51	79,490,289	10,440,062
Federal Home Loan Mortgage Corp. STRIPS Series 386, Class C2 (I/O) 2.00%	02/15/51	128,751,209	16,864,641
Federal Home Loan Mortgage Corp. STRIPS Series 389, Class C40 (I/O) 2.50%	10/15/52	4,646,391	726,371
Federal Home Loan Mortgage Corp. STRIPS Series 400, Class C2 (I/O) 2.00%	08/25/52	68,239,711	8,878,992

TCW Securitized Bond Fund

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY (Continued)
Federal National Mortgage Association, Pool #MA4152 2.00%	10/01/40	$9,178,194	$7,840,987
Federal National Mortgage Association, Pool #BQ6913 2.00%	12/01/51	18,747,862	14,736,345
Federal National Mortgage Association, Pool #BQ7056 2.00%	01/01/52	14,526,160	11,407,836
Federal National Mortgage Association, Pool #MA4562 2.00%(9)	03/01/52	6,272,772	4,923,139
Federal National Mortgage Association, Pool #BV4128 2.00%	03/01/52	8,348,035	6,557,580
Federal National Mortgage Association, Pool #CB3151 2.00%	03/01/52	38,782,410	30,563,514
Federal National Mortgage Association, Pool #CB0610 2.50%	05/01/51	14,356,309	11,939,847
Federal National Mortgage Association, Pool #FM9515 2.50%	11/01/51	18,333,785	15,048,755
Federal National Mortgage Association, Pool #BU7102 2.50%	12/01/51	9,749,741	8,029,848
Federal National Mortgage Association, Pool #FS0139 2.50%	01/01/52	23,829,907	19,779,157
Federal National Mortgage Association, Pool #BV4119 2.50%	03/01/52	13,962,457	11,471,794
Federal National Mortgage Association, Pool #BV7761 2.50%	03/01/52	11,750,564	9,681,357
Federal National Mortgage Association, Pool #AB6210 3.00%	09/01/42	15,197,294	13,729,396
Federal National Mortgage Association, Pool #MA4579 3.00%	04/01/52	19,077,646	16,368,790
Federal National Mortgage Association, Pool #BV8464 3.00%	04/01/52	17,258,252	14,805,728
Federal National Mortgage Association, Pool #BV8459 3.00%	04/01/52	16,570,745	14,215,921
Federal National Mortgage Association, Pool #BV8515 3.00%	05/01/52	13,369,604	11,468,132
Federal National Mortgage Association, Pool #BM5979 3.50%	09/01/45	4,934,960	4,593,273
Federal National Mortgage Association, Pool #AS7241 3.50%	05/01/46	4,917,822	4,507,444
Federal National Mortgage Association, Pool #FM2342 3.50%	12/01/46	2,963,185	2,758,020
Federal National Mortgage Association, Pool #MA4731 3.50%	09/01/52	6,848,179	6,133,896
Federal National Mortgage Association, Pool #AS9454 4.00%	04/01/47	546,891	513,609
Federal National Mortgage Association, Pool #MA2995 4.00%	05/01/47	2,541,694	2,387,211
Federal National Mortgage Association, Pool #CA1540 4.00%	04/01/48	9,088,360	8,561,689
Federal National Mortgage Association, Pool #MA4626 4.00%	06/01/52	3,270,037	3,026,579
Federal National Mortgage Association, Pool #CA1710 4.50%	05/01/48	4,207,914	4,069,139
Federal National Mortgage Association, Pool #CA1711 4.50%	05/01/48	3,907,554	3,778,685
Federal National Mortgage Association, Pool #CA2208 4.50%	08/01/48	4,060,571	3,926,656
Federal National Mortgage Association, Pool #MA4784 4.50%	10/01/52	5,611,978	5,349,819
Federal National Mortgage Association, Pool #BW9886 4.50%	10/01/52	15,820,236	15,058,684
Federal National Mortgage Association, Pool #MA5037 4.50%	06/01/53	3,471,094	3,301,724
Federal National Mortgage Association, Pool #FA0658 4.50%	10/01/54	10,685,937	10,162,867
Federal National Mortgage Association, Pool #934103 5.00%	07/01/38	109,535	110,610
Federal National Mortgage Association, Pool #BX6752 5.00%	03/01/53	4,666,169	4,563,897
Federal National Mortgage Association, Pool #MA5071 5.00%	07/01/53	2,635,693	2,573,603
Federal National Mortgage Association, Pool #555424 5.50%	05/01/33	837,421	857,103
Federal National Mortgage Association, Pool #734384 5.50%	07/01/33	115,246	117,949
Federal National Mortgage Association, Pool #AA3303 5.50%	06/01/38	1,109,196	1,137,278
Federal National Mortgage Association, Pool #MA5107 5.50%	08/01/53	13,899,105	13,871,927
Federal National Mortgage Association, Pool #310033 6.00%	07/01/47	351,932	370,205
Federal National Mortgage Association, Pool #995573 6.00%	01/01/49	832,275	876,259
Federal National Mortgage Association REMICS Series 2004-52, Class SW (I/O) (I/F) 2.64% (-30 day USD SOFR Average + 6.986%)(4)	07/25/34	200,400	15,768
Federal National Mortgage Association REMICS Series 2007-103, Class AI (I/O) (I/F) 2.04% (-30 day USD SOFR Average + 6.386%)(4)	03/25/37	1,843,518	149,602
Federal National Mortgage Association REMICS Series 2007-20, Class SI (I/O) (I/F) 1.99% (-30 day USD SOFR Average + 6.336%)(4)	03/25/37	465,367	21,812
Federal National Mortgage Association REMICS Series 2007-21, Class SE (I/O) (I/F) 1.98% (-30 day USD SOFR Average + 6.326%)(4)	03/25/37	226,810	11,681
Federal National Mortgage Association REMICS Series 2007-56, Class SG (I/O) (I/F) 1.95% (-30 day USD SOFR Average + 6.296%)(4)	06/25/37	415,182	20,585
Federal National Mortgage Association REMICS Series 2007-58, Class SV (I/O) (I/F) 2.29% (-30 day USD SOFR Average + 6.636%)(4)	06/25/37	1,807,799	191,123
Federal National Mortgage Association REMICS Series 2007-65, Class S (I/O) (I/F) 2.14% (-30 day USD SOFR Average + 6.486%)(4)	07/25/37	205,509	15,741
Federal National Mortgage Association REMICS Series 2008-1, Class AI (I/O) (I/F) 1.79% (-30 day USD SOFR Average + 6.136%)(4)	05/25/37	1,626,116	112,157
Federal National Mortgage Association REMICS Series 2008-13, Class SB (I/O) (I/F) 1.78% (-30 day USD SOFR Average + 6.126%)(4)	03/25/38	1,643,341	109,137
Federal National Mortgage Association REMICS Series 2008-23, Class SB (I/O) (I/F) 2.39% (-30 day USD SOFR Average + 6.736%)(4)	04/25/38	1,245,816	43,805

TCW Securitized Bond Fund

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY (Continued)
Federal National Mortgage Association REMICS Series 2008-35, Class SD (I/O) (I/F) 1.99% (-30 day USD SOFR Average + 6.336%)(4)	05/25/38	$194,370	$3,629
Federal National Mortgage Association REMICS Series 2008-66, Class SG (I/O) (I/F) 1.61% (-30 day USD SOFR Average + 5.956%)(4)	08/25/38	3,585,369	284,257
Federal National Mortgage Association REMICS Series 2008-68, Class SA (I/O) (I/F) 1.51% (-30 day USD SOFR Average + 5.856%)(4)	08/25/38	1,208,288	68,026
Federal National Mortgage Association REMICS Series 2009-3, Class SH (I/O) (I/F) 0.99% (-30 day USD SOFR Average + 5.336%)(4)	06/25/37	422,442	23,661
Federal National Mortgage Association REMICS Series 2009-47, Class SV (I/O) (I/F) 2.29% (-30 day USD SOFR Average + 6.636%)(4)	07/25/39	260,200	26,664
Federal National Mortgage Association REMICS Series 2009-51, Class SA (I/O) (I/F) 2.29% (-30 day USD SOFR Average + 6.636%)(4)	07/25/39	1,229,468	121,867
Federal National Mortgage Association REMICS Series 2009-6, Class SD (I/O) (I/F) 1.09% (-30 day USD SOFR Average + 5.436%)(4)	02/25/39	312,084	4,823
Federal National Mortgage Association REMICS Series 2009-72, Class JS (I/O) (I/F) 2.79% (-30 day USD SOFR Average + 7.136%)(4)	09/25/39	228,645	23,754
Federal National Mortgage Association REMICS Series 2011-131, Class ST (I/O) 2.08% (-30 day USD SOFR Average + 6.426%)(4)	12/25/41	10,499,741	1,239,820
Federal National Mortgage Association REMICS Series 2011-149, Class Z 4.50%	01/25/42	2,040,178	1,941,232
Federal National Mortgage Association REMICS Series 2012-128, Class UY (PAC) 2.50%	11/25/42	11,738,000	10,341,925
Federal National Mortgage Association REMICS Series 2012-19, Class ZN 3.50%	01/25/42	2,957,706	2,721,675
Federal National Mortgage Association REMICS Series 2012-34, Class EB 4.00%	04/25/42	2,000,000	1,881,762
Federal National Mortgage Association REMICS Series 2013-101, Class BO (P/O) 0.00%(5)	10/25/43	2,503,310	1,774,905
Federal National Mortgage Association REMICS Series 2013-101, Class CO (P/O) 0.00%(5)	10/25/43	5,492,000	3,908,625
Federal National Mortgage Association REMICS Series 2015-65, Class LZ 3.50%	09/25/45	1,697,064	1,464,431
Federal National Mortgage Association REMICS Series 2018-52, Class PZ (PAC) 4.00%	07/25/48	1,314,209	1,217,888
Federal National Mortgage Association REMICS Series 2018-54, Class KY (PAC) 3.50%	08/25/48	1,550,000	1,400,127
Federal National Mortgage Association REMICS Series 2019-57, Class LT 2.50%	10/25/49	5,994,731	5,081,542
Federal National Mortgage Association REMICS Series 2023-39, Class AI (I/O) 2.00%	07/25/52	130,734,559	17,001,086
Federal National Mortgage Association REMICS Series 2024-81, Class SE (I/O) 1.00% (-30 day USD SOFR Average + 5.350%)(4)	07/25/54	44,211,866	2,405,131
Federal National Mortgage Association REMICS Series 2025-40, Class S (I/F) 4.42% (-30 day USD SOFR Average + 11.667%)(4)	02/25/55	2,819,839	2,661,559
Federal National Mortgage Association REMICS Series 2025-49, Class SC (I/O) 0.85% (-30 day USD SOFR Average + 5.200%)(4)	06/25/55	33,625,350	1,782,078
Federal National Mortgage Association REMICS Series 2025-63, Class S (I/F) 4.01% (-30 day USD SOFR Average + 10.500%)(4)	08/25/55	5,900,000	5,429,709
Government National Mortgage Association, Pool #MA7418 2.50%	06/20/51	16,917,439	14,245,664
Government National Mortgage Association, Pool #MA7589 2.50%	09/20/51	14,050,957	11,828,628
Government National Mortgage Association, Pool #MA6080 3.00%	08/20/49	166,358	143,770
Government National Mortgage Association, Pool #MA6209 3.00%	10/20/49	2,344,350	2,026,039
Government National Mortgage Association, Pool #MA8347 4.50%	10/20/52	8,946,114	8,578,445
Government National Mortgage Association, Pool #MA9963 4.50%	10/20/54	8,546,831	8,131,886
Government National Mortgage Association, Pool #MB0024 4.50%	11/20/54	9,577,405	9,110,940
Government National Mortgage Association REMICS Series 2011-70, Class BO (P/O) 0.00%(5)	05/20/41	2,886,039	2,167,191
Government National Mortgage Association REMICS Series 2015-162, Class ZG 4.00%	11/20/45	4,188,862	3,825,119
Government National Mortgage Association REMICS Series 2015-42, Class ZB 3.00%	03/20/45	19,312,086	17,311,794
Government National Mortgage Association REMICS Series 2015-43, Class DM 2.50%	03/20/45	14,548,456	12,648,614
Government National Mortgage Association REMICS Series 2015-44, Class Z 3.00%	03/20/45	14,677,865	12,811,554
Government National Mortgage Association REMICS Series 2015-92, Class MT 3.00%	01/20/45	3,760,000	3,204,854

TCW Securitized Bond Fund

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY (Continued)
Government National Mortgage Association REMICS Series 2016-51, Class DZ 3.00%	04/20/46	$11,962,714	$9,838,326
Government National Mortgage Association REMICS Series 2017-116, Class ZL 3.00%	06/20/47	10,661,750	8,207,145
Government National Mortgage Association REMICS Series 2017-117, Class ZN 3.00%	08/20/47	1,168,471	928,524
Government National Mortgage Association REMICS Series 2017-14, Class Z 3.00%	01/20/47	1,612,564	1,274,303
Government National Mortgage Association REMICS Series 2017-57, Class Z 4.00%	04/20/47	5,590,014	4,733,789
Government National Mortgage Association REMICS Series 2018-113, Class GZ 3.00%	05/20/47	9,928,249	8,647,978
Government National Mortgage Association REMICS Series 2018-153, Class ZG 3.50%	11/20/48	5,129,309	4,479,141
Government National Mortgage Association REMICS Series 2018-77, Class JY 3.50%	06/20/48	1,996,184	1,778,613
Government National Mortgage Association REMICS Series 2018-78, Class NZ 3.50%	06/20/48	6,084,232	5,457,662
Government National Mortgage Association REMICS Series 2018-97, Class DZ 3.50%	07/20/48	2,950,253	2,564,370
Government National Mortgage Association REMICS Series 2022-128, Class SE (I/O) 1.61% (-30 day USD SOFR Average + 5.960%)(4)	07/20/52	30,898,006	3,012,297
Government National Mortgage Association REMICS Series 2024-159, Class XS (I/O) 1.15% (-30 day USD SOFR Average + 5.500%)(4)	10/20/54	27,958,083	2,256,616
Government National Mortgage Association REMICS Series 2025-41, Class HS 0.99% (-30 day USD SOFR Average + 5.340%)(4)	03/20/55	24,878,075	1,753,922
Government National Mortgage Association REMICS Series 2025-45, Class ST (I/O) 0.95% (-30 day USD SOFR Average + 5.300%)(4)	03/20/55	13,864,849	812,129
Government National Mortgage Association, TBA 2.00%(10)	10/01/51	13,675,000	11,047,335
2.50%(10)	11/01/51	36,925,000	31,050,860
Government National Mortgage Association, TBA, 30 Year 4.00%(10)	04/01/52	27,025,000	24,885,823
Government National Mortgage Association, TBA 4.50%(10)	07/01/54	16,125,000	15,304,987
5.00%(10)	03/01/55	40,450,000	39,489,151
5.50%(10)	03/01/55	31,500,000	31,422,683
Uniform Mortgage-Backed Security, TBA 2.00%(10)	09/01/51	49,000,000	38,358,523
2.50%(10)	10/01/51	23,150,000	18,978,208
3.00%(10)	11/01/51	21,400,000	18,323,140
3.50%(10)	12/01/51	25,475,000	22,740,577
3.50%(10)	12/01/51	25,575,000	22,859,792
4.00%(10)	02/01/52	4,050,000	3,734,728
4.00%(10)	02/01/52	64,950,000	59,914,004
4.50%(10)	05/01/54	19,225,000	18,239,584
5.00%(10)	02/01/55	18,650,000	18,155,225
5.50%(10)	02/01/55	27,425,000	27,282,034

Total Residential Mortgage-backed Securities—Agency (Cost: $1,275,091,128)			1,230,357,620

COMMERCIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY—16.2%
ACRE Multifamily Housing Mortgage Loan Trust Series 2022-Q018, Class B 8.34% (30 day USD SOFR Average + 4.000%)(1),(4)	06/25/27	4,320,149	4,324,560
Arbor Realty Commercial Real Estate Notes Ltd. Series 2021-FL4, Class AS 6.16% (1 mo. USD Term SOFR + 1.814%)(1),(4)	11/15/36	11,800,000	11,803,493
Bank Series 2020-BN25, Class C 3.35%(2)	01/15/63	4,055,000	3,529,637
BBCMS Mortgage Trust Series 2024-5C25, Class B 6.15%(2)	03/15/57	5,625,000	5,748,221
BBCMS Mortgage Trust Series 2024-5C27, Class AS 6.41%(2)	07/15/57	4,725,000	4,932,878
BBCMS Mortgage Trust Series 2024-5C27, Class B 6.70%(2)	07/15/57	4,565,000	4,769,410
BBCMS Mortgage Trust Series 2024-5C29, Class AS 5.63%	09/15/57	3,000,000	3,052,882
BBCMS Mortgage Trust Series 2024-C24, Class AS 5.87%	02/15/57	6,000,000	6,204,510
BBCMS Mortgage Trust Series 2024-C26, Class AS 6.09%(2)	05/15/57	6,003,000	6,286,692
Benchmark Mortgage Trust Series 2019-B13, Class AM 3.18%	08/15/57	5,000,000	4,534,914
Benchmark Mortgage Trust Series 2019-B14, Class 225C 3.29%(1),(2)	12/15/62	8,734,000	470,270
Benchmark Mortgage Trust Series 2019-B14, Class 225D 3.29%(1),(2)	12/15/62	20,303,000	412,498
Benchmark Mortgage Trust Series 2024-V10, Class AS 5.73%(2)	09/15/57	4,694,000	4,797,059
BGME Trust Series 2021-VR, Class C 2.99%(1),(2)	01/10/43	3,250,000	2,462,501
BMO Mortgage Trust Series 2024-5C3, Class AS 6.29%(2)	02/15/57	4,540,000	4,701,065
BMO Mortgage Trust Series 2024-5C6, Class AS 5.75%(2)	09/15/57	2,330,000	2,365,318
BMO Mortgage Trust Series 2024-C8, Class AS 5.91%(2)	03/15/57	4,011,000	4,158,752
BPR Trust Series 2021-WILL, Class A 6.21% (1 mo. USD Term SOFR + 1.864%)(1),(4)	06/15/38	4,343,394	4,334,677
BPR Trust Series 2024-PMDW, Class D 5.85%(1),(2)	11/05/41	3,980,000	3,877,348
BX Trust Series 2019-OC11, Class B 3.61%(1)	12/09/41	1,196,000	1,125,744
BX Trust Series 2019-OC11, Class C 3.86%(1)	12/09/41	1,080,000	1,013,851
BX Trust Series 2019-OC11, Class E 3.94%(1),(2)	12/09/41	5,000,000	4,577,494
CAMB Commercial Mortgage Trust Series 2021-CX2, Class C 2.77%(1),(2)	11/10/46	5,000,000	4,075,401
CHI Commercial Mortgage Trust Series 2025-SFT, Class D 7.32%(1),(2)	04/15/42	4,500,000	4,597,217

TCW Securitized Bond Fund

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)
Citigroup Commercial Mortgage Trust Series 2018-C5, Class AS 4.41%(2)	06/10/51	$5,599,188	$5,476,846
Citigroup Commercial Mortgage Trust Series 2020-555, Class A 2.65%(1)	12/10/41	9,400,000	8,411,671
COMM Mortgage Trust Series 2020-CX, Class B 2.45%(1)	11/10/46	6,000,000	5,032,847
CoreVest American Finance Ltd. Series 2020-1, Class XA (I/O) 2.29%(1),(2)	03/15/50	8,913,433	310,334
CoreVest American Finance Ltd. Series 2020-1, Class XB (I/O) 1.99%(1),(2)	03/15/50	38,948,500	2,531,707
CoreVest American Finance Ltd. Series 2020-4, Class XA (I/O) 3.79%(1),(2)	12/15/52	19,130,425	141,374
CoreVest American Finance Ltd. Series 2020-4, Class XB (I/O) 2.75%(1),(2)	12/15/52	27,500,000	1,065,430
CoreVest American Finance Ltd. Series 2021-1, Class XA (I/O) 2.84%(1),(2)	04/15/53	40,297,685	733,978
CSMC Trust Series 2021-B33, Class A2 3.17%(1)	10/10/43	5,140,000	4,482,129
CSMC Trust Series 2021-BPNY, Class A 8.17% (1 mo. USD Term SOFR + 3.829%)(1),(4)	08/15/26	8,721,962	8,204,847
DBGS Mortgage Trust Series 2018-C1, Class AM 4.62%(2)	10/15/51	5,136,000	4,961,083
DOLP Trust Series 2021-NYC, Class A 2.96%(1)	05/10/41	14,175,000	12,553,736
FirstKey Homes Trust Series 2021-SFR3, Class E1 2.99%(1)	12/17/38	5,500,000	5,283,239
FirstKey Homes Trust Series 2022-SFR3, Class E1 3.50%(1)	07/17/38	8,950,000	8,718,462
Grace Trust Series 2020-GRCE, Class A 2.35%(1)	12/10/40	7,000,000	6,123,922
Hudson Yards Mortgage Trust Series 2019-55HY, Class A 2.94%(1),(2)	12/10/41	1,750,000	1,616,865
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-OSB, Class A 3.40%(1)	06/05/39	6,865,000	6,421,408
Life Mortgage Trust Series 2021-BMR, Class G 7.41% (1 mo. USD Term SOFR + 3.064%)(1),(4)	03/15/38	2,417,100	2,379,170
MKT Mortgage Trust Series 2020-525M, Class C 2.94%(1),(2)	02/12/40	4,900,000	3,924,456
MKT Mortgage Trust Series 2020-525M, Class D 2.94%(1),(2)	02/12/40	7,500,000	5,798,302
Morgan Stanley Capital I Trust Series 2019-H7, Class C 4.13%	07/15/52	4,000,000	3,617,237
Morgan Stanley Capital I Trust Series 2020-CNP, Class A 2.43%(1),(2)	04/05/42	18,000,000	15,683,616
Morgan Stanley Capital I Trust Series 2020-CNP, Class C 2.43%(1),(2)	04/05/42	3,045,000	2,487,456
New Residential Mortgage Loan Trust Series 2022-SFR2, Class E1 4.00%(1)	09/04/39	5,750,000	5,477,151
NY Commercial Mortgage Trust Series 2025-299P, Class B 5.93%(1),(2)	02/10/47	5,885,000	6,027,823
One Bryant Park Trust Series 2019-OBP, Class A 2.52%(1)	09/15/54	6,870,000	6,229,535
Progress Residential Trust Series 2021-SFR11, Class F 4.42%(1)	01/17/39	2,874,000	2,760,531
Progress Residential Trust Series 2021-SFR3, Class G 4.25%(1)	05/17/26	3,400,000	3,366,291
Progress Residential Trust Series 2021-SFR7, Class F 3.83%(1)	08/17/40	8,970,000	8,331,454
Progress Residential Trust Series 2024-SFR5, Class D 3.38%(1),(2)	08/09/29	4,621,000	4,240,316
RIDE Series 2025-SHRE, Class D 6.75%(1),(2)	02/14/47	2,500,000	2,532,960
ROCK Trust Series 2024-CNTR, Class E 8.82%(1)	11/13/41	4,000,000	4,220,128
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE, Class A2A 3.66%(1),(2)	01/05/43	15,597,000	13,110,919
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE, Class A2B 4.14%(1),(2)	01/05/43	1,370,000	1,173,739
SLG Office Trust Series 2021-OVA, Class D 2.85%(1)	07/15/41	1,285,000	1,094,195
SLG Office Trust Series 2021-OVA, Class E 2.85%(1)	07/15/41	4,800,000	3,993,583
SLG Office Trust Series 2021-OVA, Class G 2.85%(1)	07/15/41	16,460,000	12,586,783
Wells Fargo Commercial Mortgage Trust Series 2016-NXS6, Class XB 0.55%(2)	11/15/49	106,409,000	499,260
Wells Fargo Commercial Mortgage Trust Series 2024-SVEN, Class B 6.26%(1),(2)	06/10/37	4,632,000	4,722,538

Total Commercial Mortgage-backed Securities—Non-agency (Cost: $384,695,840)			294,483,713

COMMERCIAL MORTGAGE-BACKED SECURITIES—AGENCY—0.2%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K042, Class X3 (I/O) 4.16%(2)	01/25/43	1,891,088	19
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K045, Class X3 (I/O) 2.96%(2)	04/25/43	752,803	7
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K046, Class X3 (I/O) 3.40%(2)	04/25/43	3,583,633	36
FREMF Mortgage Trust Series 2017-KW03, Class C 0.00%(1),(5)	08/25/27	4,500,000	3,747,897

Total Commercial Mortgage-backed Securities—Agency (Cost: $4,160,508)			3,747,959

RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY—23.2%
ABFC Trust Series 2007-WMC1, Class A2A 3.41% (1 mo. USD Term SOFR + 0.864%)(4)	06/25/37	8,334,362	6,934,625
ACE Securities Corp. Home Equity Loan Trust Series 2007-ASP1, Class A2C 4.99% (1 mo. USD Term SOFR + 0.634%)(4)	03/25/37	10,217,290	4,093,148
ACE Securities Corp. Home Equity Loan Trust Series 2007-ASP1, Class A2D 5.23% (1 mo. USD Term SOFR + 0.874%)(4)	03/25/37	5,491,685	2,199,800

TCW Securitized Bond Fund

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY (Continued)
Argent Securities Trust Series 2006-W4, Class A2C 4.79% (1 mo. USD Term SOFR + 0.434%)(4)	05/25/36		$16,180,742	$3,890,828
Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-W3, Class M2 5.16% (1 mo. USD Term SOFR + 0.804%)(4)	11/25/35		7,603,398	6,674,909
Banc of America Funding Trust Series 2004-B, Class 3A1 4.71%(2)	12/20/34		131,455	107,797
Banc of America Funding Trust Series 2006-3, Class 4A14 6.00%	03/25/36		138,395	116,450
Banc of America Funding Trust Series 2006-3, Class 5A3 5.50%	03/25/36		882,978	797,056
Banc of America Funding Trust Series 2006-D, Class 2A1 3.50%(2)	05/20/36		40,081	36,767
Banc of America Funding Trust Series 2006-D, Class 3A1 4.91%(2)	05/20/36		1,080,640	963,246
Bear Stearns ALT-A Trust Series 2005-2, Class 2A4 3.96%(2)	04/25/35		738	668
Bear Stearns ALT-A Trust Series 2005-4, Class 23A1 5.46%(2)	05/25/35		1,194,809	1,137,918
Bear Stearns ALT-A Trust Series 2006-4, Class 32A1 4.22%(2)	07/25/36		279,267	117,176
Bear Stearns ARM Trust Series 2004-12, Class 1A1 5.63%(2)	02/25/35		167,111	157,205
Bear Stearns ARM Trust Series 2005-10, Class A3 6.42%(2)	10/25/35		971,842	969,802
Bear Stearns ARM Trust Series 2006-2, Class 2A1 4.42%(2)	07/25/36		519,997	448,083
Bear Stearns ARM Trust Series 2007-1, Class 2A1 5.78%(2)	02/25/47		81,678	70,805
Bear Stearns Asset-Backed Securities I Trust Series 2005-AC6, Class 1A3 5.50%(2)	09/25/35		595,552	569,451
Bear Stearns Asset-Backed Securities I Trust Series 2005-AC6, Class 1A4 5.40%(2)	09/25/35		1,273,392	1,217,686
Bear Stearns Mortgage Funding Trust Series 2006-AR1, Class 2A1 4.91% (1 mo. USD Term SOFR + 0.554%)(4)	08/25/36		7,480,048	7,007,822
Bear Stearns Mortgage Funding Trust Series 2006-AR3, Class 1A1 4.83% (1 mo. USD Term SOFR + 0.474%)(4)	10/25/36		224,904	199,514
Braccan Mortgage Funding PLC Series 2025-1A, Class X 8.16% (1 day GBP SONIA + 3.930%)(1)	05/17/67	GBP	1,800,000	2,397,515
C-BASS Mortgage Loan Trust Series 2007-CB2, Class A2B 3.51%	02/25/37		1,982,332	1,150,018
C-BASS Mortgage Loan Trust Series 2007-CB2, Class A2C 3.51%	02/25/37		6,818,839	3,955,839
C-BASS Trust Series 2006-CB9, Class A4 4.93% (1 mo. USD Term SOFR + 0.574%)(4)	11/25/36		10,930,016	4,944,308
Chase Mortgage Finance Trust Series 2006-A1, Class 2A1 5.53%(2)	09/25/36		245,007	216,980
Chase Mortgage Finance Trust Series 2007-A1, Class 8A1 6.79%(2)	02/25/37		813,855	797,372
ChaseFlex Trust Series 2005-1, Class 1A5 6.50%	02/25/35		1,981,143	1,325,881
CHL Mortgage Pass-Through Trust Series 2005-HYB5, Class 4A1 5.21%(2)	09/20/35		$7,167	$6,213
CHL Mortgage Pass-Through Trust Series 2007-HY5, Class 1A1 5.31%(2)	09/25/47		3,201	2,513
CHL Mortgage Pass-Through Trust Series 2007-HYB1, Class 1A1 3.91%(2)	03/25/37		26,483	22,370
CIM Trust Series 2019-R3, Class A 2.63%(1),(2)	06/25/58		7,127,427	6,659,540
CIM Trust Series 2020-R1, Class A1 2.85%(1),(2)	10/27/59		15,055,318	13,622,861
CIM Trust Series 2020-R3, Class A1A 4.00%(1),(2)	01/26/60		9,503,325	9,141,839
CIM Trust Series 2020-R6, Class A1A 2.25%(1),(2)	12/25/60		8,576,153	7,840,497
CIM Trust Series 2020-R7, Class A1A 2.25%(1),(2)	12/27/61		13,149,646	12,044,228
CIM Trust Series 2021-R3, Class A1A 1.95%(1),(2)	06/25/57		9,262,974	8,552,300
CIM Trust Series 2023-R1, Class A1A 5.40%(1),(2)	04/25/62		6,269,046	6,215,512
CIM Trust Series 2023-R1, Class A1B 5.40%(1),(2)	04/25/62		13,400,000	11,841,792
Citigroup Mortgage Loan Trust, Inc. Series 2006-AR5, Class 1A1A 6.03%(2)	07/25/36		1,436,375	1,040,248
Citigroup Mortgage Loan Trust, Inc. Series 2007-12, Class 2A1 6.50%(1),(2)	10/25/36		2,141,472	1,081,957
CitiMortgage Alternative Loan Trust Series 2007-A5, Class 1A6 6.00%	05/25/37		6,430,329	5,840,923
Conseco Finance Corp. Series 1999-2, Class A7 6.44%	12/01/30		248,764	249,940
Conseco Finance Securitizations Corp. Series 2000-4, Class A5 7.97%	05/01/32		45,277,023	6,027,689
Countrywide Alternative Loan Trust Series 2005-84, Class 1A1 5.26%(2)	02/25/36		73,095	62,728
Countrywide Alternative Loan Trust Series 2007-19, Class 1A34 6.00%	08/25/37		10,964,245	5,059,303
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-12, Class 1A1 6.50%	01/25/36		6,004,288	1,310,887
CSMC Mortgage-Backed Trust Series 2006-8, Class 3A1 6.00%	10/25/21		607,619	146,807
CSMC Mortgage-Backed Trust Series 2006-9, Class 5A1 5.50%(7)	11/25/36		64,637	1
CSMC Trust Series 2021-NQM5, Class A1 0.94%(1),(2)	05/25/66		3,580,307	3,005,173
CSMC Trust Series 2021-RP11, Class A1 (I/O) 1.48%(1),(2),(3)	10/25/61		9,945,588	541,308
CSMC Trust Series 2021-RP11, Class B1 3.73%(1),(2)	10/25/61		2,336,018	1,170,849
CSMC Trust Series 2022-RPL1, Class A1 (I/O) 0.46%(1),(2),(3)	04/25/61		8,683,166	98,120
CSMC Trust Series 2022-RPL1, Class B1 4.61%(1),(2)	04/25/61		2,096,514	1,216,279
CSMCM Trust Series 2021-RP11, Class CERT 3.78%(1)	10/27/61		487,961	376,673
CSMCM Trust Series 2022-RPL1, Class CERT 4.23%(1)	04/25/61		455,273	379,326

TCW Securitized Bond Fund

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY (Continued)
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2006-AR6, Class A6 4.85% (1 mo. USD Term SOFR + 0.494%)(4)	02/25/37	$128,596	$110,971
DSLA Mortgage Loan Trust Series 2005-AR6, Class 2A1A 5.05% (1 mo. USD Term SOFR + 0.694%)(4)	10/19/45	1,445,497	1,321,951
DSLA Mortgage Loan Trust Series 2007-AR1, Class 2A1A 4.61% (1 mo. USD Term SOFR + 0.254%)(4)	03/19/37	3,478,140	2,862,630
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-DNA6, Class B2 11.85% (30 day USD SOFR Average + 7.500%)(1),(4)	10/25/41	4,000,000	4,251,904
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-HQA3, Class B2 10.60% (30 day USD SOFR Average + 6.250%)(1),(4)	09/25/41	3,050,000	3,181,428
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2021-R01, Class 1B2 10.35% (30 day USD SOFR Average + 6.000%)(1),(4)	10/25/41	3,460,000	3,614,005
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2021-R03, Class 1B2 9.85% (30 day USD SOFR Average + 5.500%)(1),(4)	12/25/41	4,760,000	4,966,443
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R01, Class 1B2 10.35% (30 day USD SOFR Average + 6.000%)(1),(4)	12/25/41	3,005,000	3,155,495
Fieldstone Mortgage Investment Trust Series 2007-1, Class 2A2 4.97% (1 mo. USD Term SOFR + 0.384%)(4)	04/25/47	2,153,343	1,618,495
First Franklin Mortgage Loan Trust Series 2006-FF18, Class A2C 4.79% (1 mo. USD Term SOFR + 0.434%)(4)	12/25/37	8,081,848	7,379,392
First Franklin Mortgage Loan Trust Series 2007-FF1, Class A2C 4.75% (1 mo. USD Term SOFR + 0.394%)(4)	01/25/38	2,875,790	1,574,370
First Franklin Mortgage Loan Trust Series 2007-FF1, Class A2D 4.91% (1 mo. USD Term SOFR + 0.554%)(4)	01/25/38	14,075,829	7,707,662
First Franklin Mortgage Loan Trust Series 2007-FF2, Class A1 4.75% (1 mo. USD Term SOFR + 0.394%)(4)	03/25/37	29,822,708	15,404,491
First Franklin Mortgage Loan Trust Series 2007-FF2, Class A2C 4.77% (1 mo. USD Term SOFR + 0.414%)(4)	03/25/37	19,639,124	9,257,638
GSAA Trust Series 2005-7, Class AF5 5.11%	05/25/35	22,798	22,454
GSR Mortgage Loan Trust Series 2004-9, Class 3A1 4.92%(2)	08/25/34	531,341	504,513
GSR Mortgage Loan Trust Series 2006-OA1, Class 2A2 4.99% (1 mo. USD Term SOFR + 0.634%)(4)	08/25/46	42,649,434	9,360,890
GSR Mortgage Loan Trust Series 2007-AR2, Class 2A1 5.25%(2)	05/25/37	1,459,919	761,802
HSI Asset Loan Obligation Trust Series 2007-2, Class 2A12 6.00%	09/25/37	435,815	315,346
Impac CMB Trust Series 2005-1, Class 1A1 4.99% (1 mo. USD Term SOFR + 0.634%)(4)	04/25/35	248,637	239,650
Impac CMB Trust Series 2005-5, Class A2 4.91% (1 mo. USD Term SOFR + 0.334%)(4)	08/25/35	1,477,688	1,383,435
Impac Secured Assets Trust Series 2006-3, Class A1 4.81% (1 mo. USD Term SOFR + 0.454%)(4)	11/25/36	2,626,263	2,387,951
IndyMac INDA Mortgage Loan Trust Series 2007-AR7, Class 1A1 3.50%(2)	11/25/37	1,195,451	984,688
IndyMac INDX Mortgage Loan Trust Series 2004-AR9, Class 4A 5.21%(2)	11/25/34	128,421	123,280
IndyMac INDX Mortgage Loan Trust Series 2005-AR23, Class 2A1 4.67%(2)	11/25/35	1,369,309	1,054,243
IndyMac INDX Mortgage Loan Trust Series 2005-AR25, Class 2A1 3.84%(2)	12/25/35	1,024,516	864,243
IndyMac INDX Mortgage Loan Trust Series 2005-AR7, Class 2A1 3.35%(2)	06/25/35	722,921	596,990
IndyMac INDX Mortgage Loan Trust Series 2006-AR39, Class A1 4.83% (1 mo. USD Term SOFR + 0.474%)(4)	02/25/37	3,804,735	3,482,770
IndyMac INDX Mortgage Loan Trust Series 2006-AR6, Class 2A1A 4.87% (1 mo. USD Term SOFR + 0.514%)(4)	06/25/46	6,012,442	5,267,925
IndyMac INDX Mortgage Loan Trust Series 2007-AR11, Class 1A1 3.34%(2)	06/25/37	10,039	8,973
JPMorgan Alternative Loan Trust Series 2006-A2, Class 5A1 4.45%(2)	05/25/36	2,843,894	1,605,380
JPMorgan Alternative Loan Trust Series 2006-A4, Class A8 4.20%(2)	09/25/36	127,863	150,484
JPMorgan Mortgage Acquisition Trust Series 2006-CH2, Class AF4 5.76%	10/25/36	3,304,139	1,967,368

TCW Securitized Bond Fund

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY (Continued)
JPMorgan Mortgage Acquisition Trust Series 2006-WMC4, Class A3 4.71% (1 mo. USD Term SOFR + 0.354%)(4)	12/25/36	$23,285,190	$11,506,984
JPMorgan Mortgage Trust Series 2006-A2, Class 5A3 7.05%(2)	11/25/33	205,451	203,370
JPMorgan Mortgage Trust Series 2006-A4, Class 1A4 5.17%(2)	06/25/36	147,464	99,256
JPMorgan Mortgage Trust Series 2006-A7, Class 2A4R 4.55%(2)	01/25/37	5,985	4,658
JPMorgan Mortgage Trust Series 2006-S2, Class 2A2 5.88%(7)	06/25/21	25,795	—
JPMorgan Mortgage Trust Series 2022-INV1, Class A8 3.00%(1),(2)	03/25/52	6,674,888	5,461,302
JPMorgan Mortgage Trust Series 2024-3, Class A8 3.00%(1),(2)	05/25/54	10,800,000	8,684,114
JPMortgage Trust Series 2021-4, Class A8 2.50%(1),(2)	08/25/51	10,544,878	8,577,648
Lehman Mortgage Trust Series 2006-4, Class 4A1 6.00%(11)	08/25/21	461,427	307,939
Lehman XS Trust Series 2006-10N, Class 1A3A 4.89% (1 mo. USD Term SOFR + 0.534%)(4)	07/25/46	4,968,250	4,767,162
Lehman XS Trust Series 2006-12N, Class A31A 4.87% (1 mo. USD Term SOFR + 0.514%)(4)	08/25/46	1,404,916	1,452,887
MASTR Alternative Loan Trust Series 2005-4, Class 1A1 6.50%(11)	05/25/35	3,854,162	3,040,170
MASTR Alternative Loan Trust Series 2006-2, Class 2A1 4.87% (1 mo. USD Term SOFR + 0.514%)(4)	03/25/36	65,324	6,041
MASTR Asset Securitization Trust Series 2006-3, Class 2A1 4.92% (1 mo. USD Term SOFR + 0.564%)(4)	10/25/36	28,197	4,284
MASTR Asset-Backed Securities Trust Series 2006-AB1, Class A4 6.22%	02/25/36	142,852	120,122
MASTR Seasoned Securitization Trust Series 2004-1, Class 4A1 6.72%(2)	10/25/32	2,657	2,609
Merrill Lynch Alternative Note Asset Trust Series 2007-A1, Class A3 4.79% (1 mo. USD Term SOFR + 0.434%)(4)	01/25/37	731,164	219,301
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-1, Class A2C 4.97% (1 mo. USD Term SOFR + 0.614%)(4)	04/25/37	17,317,176	6,563,194
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-1, Class A2D 5.15% (1 mo. USD Term SOFR + 0.794%)(4)	04/25/37	4,421,484	1,684,988
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-2, Class A2C 4.95% (1 mo. USD Term SOFR + 0.594%)(4)	05/25/37	2,155,043	1,552,022
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-3, Class A2B 4.73% (1 mo. USD Term SOFR + 0.374%)(4)	06/25/37	673,235	669,591
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-4, Class 2A3 4.79% (1 mo. USD Term SOFR + 0.434%)(4)	07/25/37	9,549,082	9,451,225
Merrill Lynch Mortgage-Backed Securities Trust Series 2007-2, Class 1A1 6.37% (1 yr. CMT + 2.400%)(4)	08/25/36	377,724	321,610
Mid-State Capital Corp. Trust Series 2005-1, Class A 5.75%	01/15/40	364,389	363,846
Morgan Stanley ABS Capital I, Inc. Trust Series 2004-NC8, Class M2 5.43% (1 mo. USD Term SOFR + 1.074%)(4)	09/25/34	275,289	286,458
Morgan Stanley Mortgage Loan Trust Series 2007-3XS, Class 2A6 6.26%	01/25/47	1,992,015	578,631
Morgan Stanley Residential Mortgage Loan Trust Series 2024-INV3, Class A1 6.50%(1),(2)	06/25/54	7,618,536	7,759,222
MortgageIT Trust Series 2005-4, Class A1 5.03% (1 mo. USD Term SOFR + 0.674%)(4)	10/25/35	274,684	273,532
Oakwood Mortgage Investors, Inc. Series 1999-E, Class A1 7.61%(2)	03/15/30	4,397,690	1,896,283
Ownit Mortgage Loan Trust Series 2006-6, Class A2C 4.79% (1 mo. USD Term SOFR + 0.434%)(4)	09/25/37	12,980,397	5,656,551
PRET LLC Series 2022-RN1, Class A1 6.72%(1)	07/25/51	6,525,312	6,532,028
PRKCM Trust Series 2021-AFC2, Class A1 2.07%(1),(2)	11/25/56	4,761,960	4,199,763
RAAC Trust Series 2005-SP1, Class 4A1 7.00%	09/25/34	542,085	539,111
RALI Trust Series 2005-QA13, Class 2A1 5.30%(2),(11)	12/25/35	310,458	272,512
RALI Trust Series 2005-QA7, Class A21 5.37%(2),(11)	07/25/35	688,176	647,551
RALI Trust Series 2005-QA8, Class CB21 5.20%(2)	07/25/35	2,200,229	1,123,030
RALI Trust Series 2006-QA1, Class A21 5.18%(2)	01/25/36	8,305	5,569
RALI Trust Series 2006-QA2, Class 1A1 4.72% (1 mo. USD Term SOFR + 0.364%)(4)	02/25/36	9,562	6,113
RALI Trust Series 2006-QS10, Class AV (I/O) 0.57%(2)	08/25/36	14,359,528	266,610
RALI Trust Series 2006-QS5, Class A5 6.00%	05/25/36	1,709,946	1,423,497
RALI Trust Series 2006-QS6, Class 1AV (I/O) 0.76%(2),(7)	06/25/36	20,350,308	529,759
RALI Trust Series 2006-QS7, Class AV (I/O) 0.73%(2)	06/25/36	3,829,452	94,621
RALI Trust Series 2007-QS1, Class 2AV (I/O) 0.17%(2)	01/25/37	1,054,415	6,511

TCW Securitized Bond Fund

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY (Continued)
RALI Trust Series 2007-QS2, Class AV (I/O) 0.15%(2),(7)	01/25/37	$7,088,540	$71,296
RALI Trust Series 2007-QS3, Class AV (I/O) 0.28%(2)	02/25/37	33,811,088	491,147
RALI Trust Series 2007-QS4, Class 3AV (I/O) 0.38%(2)	03/25/37	3,585,056	43,662
RALI Trust Series 2007-QS5, Class AV (I/O) 0.28%(2)	03/25/37	4,866,721	56,015
RALI Trust Series 2007-QS6, Class A45 5.75%	04/25/37	1,148,162	938,268
RALI Trust Series 2007-QS8, Class AV (I/O) 0.44%(2)	06/25/37	8,143,568	139,699
Residential Asset Securitization Trust Series 2007-A3, Class 1A4 5.75%	04/25/37	2,234,623	991,563
RFMSI Trust Series 2005-SA5, Class 2A 5.33%(2)	11/25/35	6,475	5,843
RFMSI Trust Series 2006-S9, Class A3 (PAC) 5.75%	09/25/36	249,535	197,226
RFMSI Trust Series 2007-S2, Class A9 6.00%	02/25/37	2,707,219	2,063,648
RFMSI Trust Series 2007-SA2, Class 2A2 5.59%(2)	04/25/37	7,776	6,698
Roc Mortgage Trust Series 2021-RTL1, Class A1 3.49%(1),(2)	08/25/26	228,631	228,110
Saxon Asset Securities Trust Series 2007-2, Class A2C 4.71% (1 mo. USD Term SOFR + 0.354%)(4)	05/25/47	9,297,271	6,758,767
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2 2.84%	01/25/36	2,508,920	2,128,017
Securitized Asset-Backed Receivables LLC Trust Series 2007-BR1, Class A2C 5.15% (1 mo. USD Term SOFR + 0.794%)(4)	02/25/37	7,019,010	2,952,544
Securitized Asset-Backed Receivables LLC Trust Series 2007-NC2, Class A2B 4.75% (1 mo. USD Term SOFR + 0.394%)(4)	01/25/37	10,490,754	8,972,910
Sequoia Mortgage Trust Series 2003-8, Class A1 5.11% (1 mo. USD Term SOFR + 0.754%)(4)	01/20/34	131,168	127,036
Soundview Home Loan Trust Series 2007-OPT3, Class 2A4 4.72% (1 mo. USD Term SOFR + 0.364%)(4)	08/25/37	4,000,000	3,663,259
STARM Mortgage Loan Trust Series 2007-1, Class 1A1 6.88%(2)	02/25/37	1,336,110	735,792
STARM Mortgage Loan Trust Series 2007-2, Class 2A1 5.88%(2)	04/25/37	78,761	42,943
STARM Mortgage Loan Trust Series 2007-3, Class 1A1 6.58%(2)	06/25/37	1,693	793
Structured Adjustable Rate Mortgage Loan Trust Series 2004-12, Class 2A 4.95%(2)	09/25/34	225,772	220,477
Structured Adjustable Rate Mortgage Loan Trust Series 2004-14, Class 2A 5.55%(2)	10/25/34	577,412	568,490
Structured Adjustable Rate Mortgage Loan Trust Series 2006-5, Class 1A1 5.03%(2)	06/25/36	1,177,594	1,083,990
Structured Asset Mortgage Investments II Trust Series 2007-AR4, Class A5 4.91% (1 mo. USD Term SOFR + 0.554%)(4)	09/25/47	10,651,458	9,396,317
Towd Point Mortgage Trust Series 2018-2, Class B1 3.74%(1),(2)	03/25/58	13,050,000	11,243,178
WaMu Mortgage Pass-Through Certificates Trust Series 2004-AR14, Class A1 5.27%(2)	01/25/35	1,695,508	1,591,489
WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR14, Class 2A1 5.13%(2)	12/25/35	263,619	244,359
WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR18, Class 1A1 4.98%(2)	01/25/36	569,573	548,244
WaMu Mortgage Pass-Through Certificates Trust Series 2006-AR11, Class 1A 4.93% (1 yr. MTA + 0.960%)(4)	09/25/46	1,640,209	1,371,937
WaMu Mortgage Pass-Through Certificates Trust Series 2006-AR17, Class 1A1A 4.02% (1 yr. MTA + 0.810%)(4)	12/25/46	1,714,182	1,492,966
Washington Mutual Asset-Backed Certificates WMABS Trust Series 2007-HE2, Class 2A1 4.67% (1 mo. USD Term SOFR + 0.314%)(4)	02/25/37	14,984,995	4,637,866
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2006-1, Class 3A2 5.75%(11)	02/25/36	412,357	385,759
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2006-5, Class 1A1 5.07% (1 mo. USD Term SOFR + 0.714%)(4),(11)	07/25/36	931,637	680,549
Washington Mutual MSC Mortgage Pass-Through Certificates Trust Series 2002-AR1, Class 1A1 6.81%(2)	11/25/30	8,622	8,686
Wells Fargo Home Equity Asset-Backed Securities Trust Series 2007-1, Class A3 5.11% (1 mo. USD Term SOFR + 0.754%)(4)	03/25/37	5,521,000	5,166,376
Wells Fargo Mortgage-Backed Securities Trust Series 2006-AR11, Class A6 6.21%(2)	08/25/36	733,651	675,022

Total Residential Mortgage-backed Securities—Non-agency (Cost: $452,922,128)			420,638,421

CORPORATE BONDS—0.2%
Diversified Financial Services—0.2%
CLO Warehouse Investment Onex 1.00%(7)	08/19/25	3,250,000	2,782,000

Total Corporate Bonds (Cost: $3,034,000)			2,782,000

U.S. TREASURY SECURITIES—1.4%
U.S. Treasury Bonds 4.75%	05/15/55	4,859,000	4,752,709
4.75%(9)	08/15/55	195,000	191,179

TCW Securitized Bond Fund

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
U.S. TREASURY SECURITIES (Continued)
U.S. Treasury Notes 3.88%	07/31/30	$20,500,000	$20,425,528

Total U.S. Treasury Securities (Cost: $25,350,602)			25,369,416

Total Fixed Income Securities (Cost: $2,253,816,338)			2,075,699,266

Security		Shares
INVESTMENT COMPANIES—0.8%
TCW Private Asset Income Fund—I Class(12),(13)		1,365,225	13,665,906

Total Investment Companies (Cost: $13,649,382)			13,665,906

MONEY MARKET INVESTMENTS—7.3%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 4.25%(14)		12,695,099	12,695,099
TCW Central Cash Fund, 4.34%(12),(14)		120,345,387	120,345,387

Total Money Market Investments (Cost: $133,040,486)			133,040,486

PURCHASED OPTIONS(15) (0.1%) (Cost: $1,186,147)			1,299,755

Total Investments (122.6%) (Cost: $2,401,692,352)			2,223,705,413
Liabilities In Excess Of Other Assets (-22.6%)			(410,208,264)

Net Assets (100.0%)			$1,813,497,149

TCW Securitized Bond Fund

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

FUTURES CONTRACTS
Number of Contracts	Type	Expiration Date	Notional Contract Value	Value	Net Unrealized Appreciation (Depreciation)
Long Futures
656	5-Year U.S. Treasury Note Futures	09/30/25	70,638,529	$70,960,750	$322,221
1,032	U.S. Ultra Long Bond Futures	09/19/25	117,443,199	121,066,500	3,623,301
1,302	2-Year U.S. Treasury Note Futures	09/30/25	269,786,538	269,493,658	(292,880)

			$457,868,266	$461,520,908	$3,652,642

Short Futures
1,841	10-Year U.S. Treasury Note Futures	09/19/25	(205,368,379)	$(208,176,828)	$(2,808,449)

			$(205,368,379)	$(208,176,828)	$(2,808,449)

FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for USD	Contracts at Value	Unrealized Appreciation (Depreciation)
SELL(17)
Citibank N.A.	GBP	5,001,000	10/10/25	6,795,284	6,622,352	172,932

				$6,795,284	$6,622,352	$172,932

PURCHASED SWAPTIONS—OTC

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation (Depreciation)
2-Year Interest Rate Swap	Citibank N.A.	3.73	1/30/26	63,727,000	63,727,000	162,472	127,454	35,018
2-Year Interest Rate Swap	Citibank N.A.	3.98	1/30/26	31,863,500	31,863,500	39,559	35,050	4,509
2-Year Interest Rate Swap	Citibank N.A.	3.73	2/27/26	63,727,000	63,727,000	177,174	146,572	30,602
2-Year Interest Rate Swap	Citibank N.A.	3.98	2/27/26	31,863,500	31,863,500	46,402	38,236	8,166
2-Year Interest Rate Swap	Citibank N.A.	3.73	3/31/26	63,727,000	63,727,000	191,799	159,317	32,482
2-Year Interest Rate Swap	Citibank N.A.	3.98	3/31/26	31,863,500	31,863,500	53,556	44,609	8,947
5-Year Interest Rate Swap	Citibank N.A.	3.88	1/30/26	26,960,000	26,960,000	145,193	140,192	5,001
5-Year Interest Rate Swap	Citibank N.A.	4.13	1/30/26	13,480,000	13,480,000	39,012	40,440	(1,428)
5-Year Interest Rate Swap	Citibank N.A.	3.88	2/27/26	26,960,000	26,960,000	163,547	161,760	1,787
5-Year Interest Rate Swap	Citibank N.A.	4.13	2/27/26	13,480,000	13,480,000	46,517	48,528	(2,011)
5-Year Interest Rate Swap	Citibank N.A.	3.88	3/31/26	26,960,000	26,960,000	180,538	186,024	(5,486)
5-Year Interest Rate Swap	Citibank N.A.	4.13	3/31/26	13,480,000	13,480,000	53,986	57,964	(3,978)

						$1,299,755	$1,186,146	$113,609

Notes to the Schedule of Investments:
ABS	Asset-Backed Securities.
ACES	Alternative Credit Enhancement Securities.
CLO	Collateralized Loan Obligation.
EUR	Euro Currency.
I/F	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	Interest Only Security.
LIBOR	London Interbank Offered Rate.

TCW Securitized Bond Fund

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

PAC	Planned Amortization Class.
REMIC	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STRIPS	Separate Trading of Registered Interest and Principal Securities.
TBA	To Be Announced.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At July 31, 2025, the value of these securities amounted to $468,710,380 or 25.9% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(2)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	Restricted security (Note 4).
(4)	Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2025.
(5)	Security is not accruing interest.
(6)	This security is a residual or equity position that does not have a stated interest rate. This residual or equity position is entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debt holders and fund expenses.
(7)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(8)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At July 31, 2025, the value of these securities amounted to $2,008,960 or 0.1% of net assets.
(9)	This security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(10)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(11)	A portion of the principal balance has been written-off during the period due to defaults in the underlying loans. Cost basis has been adjusted.
(12)	Affiliated issuer.
(13)	Non-income producing security.
(14)	Rate disclosed is the 7-day net yield as of July 31, 2025.
(15)	See options table for description of purchased options.
(16)	Fund buys foreign currency, sells USD.
(17)	Fund sells foreign currency, buys USD.

TCW Securitized Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

The summary of the TCW Securitized Bond Fund transactions in the affiliated funds for the period ended July 31, 2025 is as follows:

Name of Affiliated Fund	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Number of Shares Held July 31, 2025	Value at July 31, 2025	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund	$28,651,674	$756,093,713	$664,400,000	120,345,387	$120,345,387	$2,446,897	$—	$—	$—
TCW Private Asset Income Fund—I Class	—	13,649,382	—	1,365,225	13,665,906	272,646	—	—	16,524

Total					$134,011,293	$2,719,543	$—	$—	$16,524

TCW Securitized Bond Fund

Investments by Sector (Unaudited)	July 31, 2025

Sector	Percentage of Net Assets
Residential Mortgage-Backed Securities—Agency	67.8%
Residential Mortgage-Backed Securities—Non-Agency	23.2
Commercial Mortgage-Backed Securities—Non-Agency	16.2
Money Market Investments	7.3
Asset-Backed Securities	5.4
U.S. Treasury Securities	1.4
Investment Companies	0.8
Commercial Mortgage-Backed Securities—Agency	0.2
Corporate Bonds	0.2
Purchased Swaptions—OTC	0.1
Other*	(22.6)

Total	100.0%

*	Includes futures, swap agreements, pending trades, interest receivable, fund share transactions and accrued expenses payable.

TCW Securitized Bond Fund

Fair Valuation Summary (Unaudited)	July 31, 2025

The following is a summary of the fair valuations according to the inputs used as of July 31, 2025 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Residential Mortgage-Backed Securities—Agency	$—	$1,224,553,245	$5,804,375	$1,230,357,620
Residential Mortgage-Backed Securities—Non-Agency	—	420,638,421	—	420,638,421
Commercial Mortgage-Backed Securities—Non-Agency	—	294,483,713	—	294,483,713
Asset-Backed Securities	—	76,195,815	22,124,322	98,320,137
U.S. Treasury Securities	—	25,369,416	—	25,369,416
Commercial Mortgage-Backed Securities—Agency	—	3,747,959	—	3,747,959
Corporate Bonds	—	—	2,782,000	2,782,000

Total Fixed Income Securities	—	2,044,988,569	30,710,697	2,075,699,266

Money Market Investments	133,040,486	—	—	133,040,486
Investment Companies	13,665,906	—	—	13,665,906
Purchased Options	—	1,299,755	—	1,299,755

Total Investments	$146,706,392	$2,046,288,324	$30,710,697	$2,223,705,413

Asset Derivatives
Forward Currency Exchange Contracts
Foreign Currency Risk	—	172,932	—	172,932
Futures Contracts
Interest Rate Risk	3,945,522	—	—	3,945,522

Total	$150,651,914	$2,046,461,256	$30,710,697	$2,227,823,867

Liability Derivatives
Futures Contracts
Interest Rate Risk	$(3,101,329)	$—	$—	$(3,101,329)

Total	$(3,101,329)	$—	$—	$(3,101,329)

TCW White Oak Emerging Markets Equity Fund

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

Security	Shares	Value
COMMON STOCK—97.7%
Australia—0.4% (Cost: $26,721)
Mader Group Ltd.	6,900	$32,742

Austria—0.4% (Cost: $28,015)
Vienna Insurance Group AG Wiener Versicherung Gruppe	700	37,044

Brazil—3.2%
B3 SA - Brasil Bolsa Balcao	21,600	48,535
Itau Unibanco Holding SA	8,220	46,000
MercadoLibre, Inc.(1)	21	49,852
Raia Drogasil SA	21,700	52,210
Rede D’Or Sao Luiz SA	6,900	40,055
Vivara Participacoes SA	8,600	39,048

Total Brazil (Cost: $249,719)		275,700

Canada—1.7%
Artemis Gold, Inc.(1)	2,000	36,671
Dundee Precious Metals, Inc.	2,420	39,209
G Mining Ventures Corp.(1)	1,560	18,324
Montage Gold Corp.(1)	15,400	48,120

Total Canada (Cost: $96,617)		142,324

Chile—0.5% (Cost: $36,765)
Lundin Mining Corp.	4,200	42,986

China—23.3%
Aier Eye Hospital Group Co. Ltd.	13,000	23,155
Alibaba Group Holding Ltd.	20,800	312,723
BeOne Medicines Ltd.(1)	1,550	35,238
BOC Aviation Ltd.	8,450	76,768
BYD Co. Ltd.	4,860	70,960
Centre Testing International Group Co. Ltd.	19,400	32,710
China Merchants Bank Co. Ltd.	9,300	60,349
Contemporary Amperex Technology Co. Ltd.	1,100	40,273
Fuyao Glass Industry Group Co. Ltd.	9,500	68,491
Haitian International Holdings Ltd.	26,900	72,919
JD.com, Inc.	4,500	70,929
Jiangsu Hengli Hydraulic Co. Ltd.	2,200	22,478
Kingdee International Software Group Co. Ltd.(1)	7,300	16,943
Kuaishou Technology(1)	6,400	62,490
Kweichow Moutai Co. Ltd.	380	74,970
Meituan(1)	2,780	42,889
NetEase, Inc.	3,380	88,361
Prosus NV	1,420	81,773
Shenzhen Mindray Bio-Medical Electronics Co. Ltd.	700	22,454
Silergy Corp.	2,200	23,664
Sinoseal Holding Co. Ltd.	4,900	25,302
Sunresin New Materials Co. Ltd.	11,000	78,981
Tencent Holdings Ltd.	5,385	377,016
Tencent Music Entertainment Group (ADR)	3,120	65,489
Trip.com Group Ltd.	900	55,874
Yum China Holdings, Inc.	1,740	80,788

Total China (Cost: $1,969,108)		1,983,987

France—1.1%
Hermes International SCA	27	66,222
LVMH Moet Hennessy Louis Vuitton SE	45	24,227

Total France (Cost: $104,938)		90,449

Germany—0.4% (Cost: $29,530)
Infineon Technologies AG	960	37,822

Great Britain—0.7%
HSBC Holdings PLC	2,300	28,004
Inchcape PLC	3,500	32,458

Total Great Britain (Cost: $57,998)		60,462

Greece—0.4% (Cost: $25,370)
Jumbo SA	900	30,532

Hong Kong—4.7%
AIA Group Ltd.	9,400	87,647
Cowell e Holdings, Inc.(1)	7,000	23,551
Hong Kong Exchanges & Clearing Ltd.	2,200	119,061
Plover Bay Technologies Ltd.	56,000	47,280
Prudential PLC	3,200	40,679
Techtronic Industries Co. Ltd.	6,800	81,312

Total Hong Kong (Cost: $365,496)		399,530

India—16.5%
Aadhar Housing Finance Ltd.(1)	5,475	31,578
Ajax Engineering Ltd.(1)	4,400	34,666
Angel One Ltd.	870	25,596
Bajaj Finserv Ltd.	1,470	32,594
Bharat Electronics Ltd.	14,000	60,804
Bharti Airtel Ltd.	3,630	78,927
Carraro India Ltd.	3,200	17,261
Cigniti Technologies Ltd.(1)	4,950	93,423
Computer Age Management Services Ltd.	1,376	57,945
Data Patterns India Ltd.(1)	360	10,759
Embassy Office Parks REIT	13,000	58,658
Firstsource Solutions Ltd.	15,200	59,008
HDFC Bank Ltd. (ADR)	1,505	115,539
ICICI Bank Ltd. (SP ADR) (India)	3,620	121,994
Info Edge India Ltd.	3,040	47,998
International Gemmological Institute India Ltd.	11,300	51,028
Krishna Institute of Medical Sciences Ltd.(1)	8,300	71,067
Laxmi Dental Ltd.(1)	10,600	51,281
Le Travenues Technology Ltd.(1)	22,000	58,197
MakeMyTrip Ltd.(1)	310	29,013
Mankind Pharma Ltd.(1)	820	23,854
Nexus Select Trust	13,700	22,953
Onesource Specialty Pharma Ltd.(1)	1,310	29,384
PB Fintech Ltd.(1)	1,310	26,822
Senco Gold Ltd.	6,600	23,524
Sona Blw Precision Forgings Ltd.	7,300	37,456
State Bank of India	7,090	64,194
Thyrocare Technologies Ltd.	3,925	59,327
Torrent Pharmaceuticals Ltd.	360	15,377

Total India (Cost: $1,285,137)		1,410,227

Indonesia—1.2%
Bank Central Asia Tbk. PT	100,300	50,270
Cisarua Mountain Dairy Tbk. PT	95,400	28,930
Map Aktif Adiperkasa PT	514,000	21,542

Total Indonesia (Cost: $100,205)		100,742

TCW White Oak Emerging Markets Equity Fund

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

Security	Shares	Value

Italy—0.3% (Cost: $32,445)
Moncler SpA	470	$25,140

Japan—0.3% (Cost: $24,485)
Disco Corp.	100	29,613

Malaysia—0.4% (Cost: $31,473)
Syarikat Takaful Malaysia Keluarga Bhd.	39,600	29,638

Mexico—2.2%
BBB Foods, Inc.(1)	640	16,333
Grupo Aeroportuario del Centro Norte SAB de CV	3,090	41,192
Grupo Financiero Banorte SAB de CV	4,430	39,529
Grupo Mexico SAB de CV	9,300	58,131
Qualitas Controladora SAB de CV	3,400	30,870

Total Mexico (Cost: $148,220)		186,055

Netherlands—1.5%
ASM International NV	128	62,141
ASML Holding NV (Netherlands)	98	68,082

Total Netherlands (Cost: $127,335)		130,223

Peru—0.5% (Cost: $29,748)
Credicorp Ltd.	163	38,631

Philippines—0.6%
Bank of the Philippine Islands	11,400	23,100
BDO Unibank, Inc.	12,384	30,231

Total Philippines (Cost: $59,792)		53,331

Poland—2.5%
Allegro.eu SA(1)	3,500	34,457
Benefit Systems SA	77	70,000
Diagnostyka SA(1)	1,100	53,753
InPost SA(1)	2,000	28,810
KRUK SA	250	27,490

Total Poland (Cost: $177,088)		214,510

Portugal—0.3% (Cost: $25,182)
Jeronimo Martins SGPS SA	1,140	27,872

Saudi Arabia—1.2%
Derayah Financial Co.	6,430	42,808
Saudi Awwal Bank	3,100	26,721
Saudi National Bank	3,215	32,083

Total Saudi Arabia (Cost: $102,997)		101,612

Singapore—2.3%
DBS Group Holdings Ltd.	1,770	65,019
Grab Holdings Ltd.(1)	11,200	54,768
Oversea-Chinese Banking Corp. Ltd.	6,030	78,207

Total Singapore (Cost: $191,126)		197,994

South Africa—2.5%
Boxer Retail Ltd.(1)	7,000	27,919
Clicks Group Ltd.	1,350	28,512
Discovery Ltd.	2,700	32,254
Naspers Ltd.	404	125,630

Total South Africa (Cost: $179,190)		214,315

South Korea—7.5%
Coupang, Inc.(1)	1,260	37,082
Delivery Hero SE(1)	830	24,844
HD Hyundai Marine Solution Co. Ltd.	300	43,879
KB Financial Group, Inc.	470	37,341
Kia Corp.	475	34,756
NICE Information Service Co. Ltd.	3,110	36,470
Samsung Electronics Co. Ltd.	4,310	219,654
Samsung Fire & Marine Insurance Co. Ltd.	100	31,569
Shinhan Financial Group Co. Ltd.	800	38,955
SK Hynix, Inc.	515	99,815
ST Pharm Co. Ltd.	525	32,656

Total South Korea (Cost: $481,940)		637,021

Switzerland—1.0% (Cost: $99,183)
Cie Financiere Richemont SA	535	87,374

Taiwan—17.3%
Advantech Co. Ltd.	5,600	62,294
Alchip Technologies Ltd.	620	79,259
Delta Electronics, Inc.	5,600	105,493
E Ink Holdings, Inc.	9,000	61,283
Elite Material Co. Ltd.	2,960	108,504
MediaTek, Inc.	2,200	99,626
Nien Made Enterprise Co. Ltd.	2,800	39,969
Sporton International, Inc.	5,000	26,722
Taiwan Semiconductor Manufacturing Co. Ltd.	21,160	814,644
Universal Vision Biotechnology Co. Ltd.	2,800	18,718
Voltronic Power Technology Corp.	1,460	57,348

Total Taiwan (Cost: $1,184,101)		1,473,860

United Arab Emirates—2.1%
ADNOC Drilling Co. PJSC	23,300	37,046
Emirates NBD Bank PJSC	5,000	36,413
Parkin Co. PJSC	27,500	46,133
Salik Co. PJSC	23,600	41,073
Talabat Holding PLC(1)	62,000	21,210

Total United Arab Emirates (Cost: $150,213)		181,875

United States—0.7%
Aura Minerals, Inc.	4,400	35,052
Warrior Met Coal, Inc.	520	26,718

Total United States (Cost: $47,754)		61,770

Total Common Stock (Cost: $7,467,891)		8,335,381

PREFERRED STOCK—0.3%

South Korea—0.3%
Hyundai Motor Co.	203	23,502

Total Preferred Stock (Cost: $22,238)		23,502

MONEY MARKET INVESTMENTS—0.0%
TCW Central Cash Fund, 4.34%(2),(3)	11	11

Total Money Market Investments (Cost: $11)		11

Total Investments (98.0%) (Cost: $7,490,140)		8,358,894
Liabilities In Excess Of Other Assets (2.0%)		172,601

Net Assets (100.0%)		$8,531,495

TCW White Oak Emerging Markets Equity Fund

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

Notes to the Schedule of Investments:
ADR	American Depositary Receipt. ADRs are receipts typically issued by a U.S. bank or trust company, evidencing ownership of underlying securities issued by a foreign corporation.
PJSC	Private Joint-Stock Company.
(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of July 31, 2025.
(3)	Affiliated issuer.

TCW White Oak Emerging Markets Equity Fund

Schedule of Investments (Continued)	July 31, 2025

The summary of the TCW White Oak Emerging Markets Equity Fund transactions in the affiliated funds for the period ended July 31, 2025 is as follows:

Name of Affiliated Fund	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Number of Shares Held July 31, 2025	Value at July 31, 2025	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund	$—	$1,011	$1,000	11	$11	$11	$—	$—	$—

Total					$11	$11	$—	$—	$—

TCW White Oak Emerging Markets Equity Fund

Investments by Sector (Unaudited)	July 31, 2025

Sector	Percentage of Net Assets
Semiconductors & Semiconductor Equipment	15.4%
Banks	10.9
Broadline Retail	8.4
Interactive Media & Services	5.7
Professional Services	3.9
Hotels, Restaurants & Leisure	3.7
Insurance	3.7
Metals & Mining	3.6
Electronic Equipment, Instruments & Components	3.5
Machinery	3.4
Technology Hardware, Storage & Peripherals	3.3
Health Care Providers & Services	3.1
Capital Markets	2.8
Textiles, Apparel & Luxury Goods	2.8
Entertainment	1.8
Consumer Staples Distribution & Retail	1.7
Automobiles	1.5
Automobile Components	1.2
Electrical Equipment	1.2
IT Services	1.1
Specialty Retail	1.0
Transportation Infrastructure	1.0
Beverages	0.9
Chemicals	0.9
Commercial Services & Supplies	0.9
Health Care Equipment & Supplies	0.9
Pharmaceuticals	0.9
Trading Companies & Distributors	0.9
Wireless Telecommunication Services	0.9
Aerospace & Defense	0.8
Financial Services	0.8
Office REITs	0.7
Communications Equipment	0.6
Ground Transportation	0.6
Household Durables	0.5
Air Freight & Logistics	0.4
Biotechnology	0.4
Distributors	0.4
Energy Equipment & Services	0.4
Consumer Finance	0.3
Food Products	0.3
Life Sciences Tools & Services	0.3

TCW White Oak Emerging Markets Equity Fund

Investments by Sector (Unaudited)	July 31, 2025

Retail REITs	0.3
Software	0.2
Money Market Investments	0.0	*

Total	98.0%

*	Amount rounds to less than 0.1%.

TCW White Oak Emerging Markets Equity Fund

Fair Valuation Summary (Unaudited)	July 31, 2025

The following is a summary of the fair valuations according to the inputs used as of July 31, 2025 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Semiconductors & Semiconductor Equipment	$68,082	$1,246,584	$—	$1,314,666
Banks	145,094	787,486	—	932,580
Broadline Retail	—	712,446	—	712,446
Interactive Media & Services	—	487,504	—	487,504
Professional Services	—	333,883	—	333,883
Insurance	30,870	285,653	—	316,523
Hotels, Restaurants & Leisure	—	312,815	—	312,815
Metals & Mining	84,791	220,420	—	305,211
Electronic Equipment, Instruments & Components	—	298,831	—	298,831
Machinery	—	297,817	—	297,817
Technology Hardware, Storage & Peripherals	—	281,948	—	281,948
Health Care Providers & Services	71,067	195,008	—	266,075
Textiles, Apparel & Luxury Goods	39,048	202,963	—	242,011
Capital Markets	42,808	193,192	—	236,000
Entertainment	—	153,850	—	153,850
Consumer Staples Distribution & Retail	44,845	108,001	—	152,846
Automobile Components	—	105,947	—	105,947
Automobiles	—	105,716	—	105,716
Electrical Equipment	—	97,621	—	97,621
IT Services	—	93,423	—	93,423
Transportation Infrastructure	—	82,265	—	82,265
Chemicals	—	78,981	—	78,981
Wireless Telecommunication Services	—	78,927	—	78,927
Commercial Services & Supplies	—	78,875	—	78,875
Trading Companies & Distributors	—	76,768	—	76,768
Specialty Retail	—	75,598	—	75,598
Beverages	—	74,970	—	74,970
Health Care Equipment & Supplies	—	73,735	—	73,735
Pharmaceuticals	—	71,887	—	71,887
Aerospace & Defense	—	71,563	—	71,563
Financial Services	—	64,172	—	64,172
Office REITs	—	58,658	—	58,658
Ground Transportation	54,768	—	—	54,768
Communications Equipment	—	47,280	—	47,280
Household Durables	—	39,969	—	39,969
Energy Equipment & Services	—	37,046	—	37,046
Biotechnology	—	35,238	—	35,238
Distributors	—	32,458	—	32,458
Life Sciences Tools & Services	—	29,384	—	29,384
Food Products	28,930	—	—	28,930
Air Freight & Logistics	—	28,810	—	28,810
Consumer Finance	—	27,490	—	27,490
Retail REITs	22,953	—	—	22,953
Software	—	16,943	—	16,943

Total Common Stock	633,256	7,702,125	—	8,335,381

Preferred Stock
Automobiles	—	23,502	—	23,502
Money Market Investments	11	—	—	11

Total Investments	$633,267	$7,725,627	$—	$8,358,894

Note 1 – Security Valuations

Securities listed or traded on the NYSE and other stock exchanges were valued at the latest sale price on the exchange. Securities traded on the NASDAQ stock market (“NASDAQ”) were valued during the period using official closing prices as reported by NASDAQ, which may not have been the last sale price. Investments in open-end mutual funds including money market funds were valued based on the NAV per share as reported by the investment companies. All other securities for which over-the-counter (“OTC”) market quotations were readily available, including short-term securities, swap agreements and forward currency exchange contracts, were valued with prices furnished by independent pricing services or by broker-dealers.

Pursuant to Rule 2a-5 under the 1940 Act, the Company’s Board of Directors (the “Board”, and each member thereof, a “Director”) has designated the Advisor as the “valuation designee” with respect to the fair valuation of the Fund’s portfolio securities, subject to oversight by and periodic reporting to the Board. Fair valued securities are those for which market quotations were not readily available, including in circumstances under which it was determined by the Advisor that prices received were not reflective of their market values.

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose investments in their financial statements in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value measurements based on inputs. Inputs that go into fair value measurement refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the inputs market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments.

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

Fair Value Measurements: Descriptions of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities (“ABS”) and mortgage-backed securities (“MBS”). The fair value of ABS and MBS is estimated based on pricing models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized as Level 2 of the fair value hierarchy; otherwise, they would be categorized as Level 3.

Bank loans. The fair value of bank loans is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable and are obtained from independent sources. Bank loans are generally categorized as Level 2 of the fair value hierarchy.

Corporate bonds. The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized as Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized as Level 3 of the hierarchy.

Foreign currency contracts. The fair values of foreign currency contracts are derived from indices, reference rates, and other inputs or a combination of these factors. To the extent that these factors can be observed, foreign currency contracts are categorized as Level 2 of the fair value hierarchy.

Futures contracts. Futures contracts are generally valued at the settlement price established at the close of business each day by the exchange on which they are traded. They are categorized as Level 1.

Government and agency securities. Government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, government and agency securities are normally categorized as Level 1 or 2 of the fair value hierarchy depending on the liquidity and transparency of the market.

Money market funds. Money market funds are open-end mutual funds that invest in short-term debt securities. To the extent that these funds are valued based upon the reported NAV, they are categorized as Level 1 of the fair value hierarchy.

Municipal bonds. Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-wanted lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds are categorized as Level 2; otherwise, the fair values are categorized as Level 3.

Options and Swaptions contracts. Exchange-listed options contracts are traded on securities exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied, they are categorized as Level 1. If valuation adjustments are applied and such adjustments are observable and timely, the fair values of exchange-listed options contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3. Options and swaptions contracts traded over-the-counter (“OTC”) are fair valued based on pricing models and incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC options and swaptions contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Restricted securities. Restricted securities, including illiquid Rule 144A securities, issued by non-public entities are categorized as Level 3 of the fair value hierarchy because they trade infrequently, and therefore the inputs are unobservable. Any other restricted securities valued similar to publicly traded securities may be categorized as Level 2 or 3 of the fair value hierarchy depending on whether a discount is applied and significant to the fair value.

Short-term investments. Short-term investments are valued using market price quotations, and are categorized as Level 1 or Level 2 of the fair value hierarchy.

Total return swaps. Total return swaps are fair valued using pricing models that take into account, among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise, the fair values would be categorized as Level 3.

Warrants. Warrants are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded, and valuation adjustments are not applied, they are generally categorized as Level 1 of the fair value hierarchy.

The summary of the inputs used as of July 31, 2025 in valuing the Funds’ investments is listed after the Schedule of Investments for each Fund.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

TCW Core Fixed Income Fund	Asset-Backed Securities	Total
Balance as of October 31, 2024	$3,596,945	$3,596,945
Accrued Discounts (Premiums)	—	—
Realized Gain (Loss)	—	—
Change in Unrealized Appreciation (Depreciation)*	76,996	76,996
Purchases	—	—
Sales	(231,097)	(231,097)
Transfers in to Level 3	—	—
Transfers out of Level 3	—	—

Balance as of July 31, 2025	$3,442,844	$3,442,844

*	The change in unrealized appreciation (depreciation) on securities still held at July 31, 2025 was $76,996.

TCW Emerging Markets Income Fund	Foreign Government Bonds		Total
Balance as of October 31, 2024	$13,045,056		$13,045,056
Accrued Discounts (Premiums)	—		—
Realized Gain (Loss)	—		—
Change in Unrealized Appreciation (Depreciation)*	5,080,931		5,080,931
Purchases	—		—
Sales	—		—
Transfers in to Level 3	—		—
Transfers out of Level 3	(18,125,987	)**	(18,125,987)

Balance as of July 31, 2025	$—		$—

*	The change in unrealized appreciation (depreciation) on securities still held at July 31, 2025 was $0.
**	Financial assets transferred between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.

TCW Global Bond Fund	Common Stock	Residential Mortgage-Backed Securities — Non- Agency	Total
Balance as of October 31, 2024	$10,420	$90,758	$101,178
Accrued Discounts (Premiums)	—	773	773
Realized Gain (Loss)	—	(251,639)	(251,639)
Change in Unrealized Appreciation (Depreciation)*	1,726	256,614	258,340
Purchases	—	57	57
Sales	(11,954)	(59,623)	(71,577)
Transfers in to Level 3	—	—	—
Transfers out of Level 3	—	(36,940)**	(36,940)

Balance as of July 31, 2025	$192	$—	$192

*	The change in unrealized appreciation (depreciation) on securities still held at July 31, 2025 was $1,726.
**	Financial assets transferred between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.

TCW Securitized Bond Fund	Asset-Backed Securities	Corporate Bonds	Residential Mortgage-Backed Securities — Agency	Residential Mortgage-Backed Securities — Non- Agency		Total
Balance as of October 31, 2024	$—	$—	$—	$2,287,635		$2,287,635
Accrued Discounts (Premiums)	—	252,000	—	—		252,000
Realized Gain (Loss)	1,543	—	—	4,335		5,878
Change in Unrealized Appreciation (Depreciation)*	(2,109,046)	(252,000)	(36,277)	437		(2,396,886)
Purchases	21,343,191	2,782,000	5,840,652	4,410		29,970,253
Sales	(641,688)	—	—	(9,186)		(650,874)
Transfers in to Level 3	3,530,322	—	—	—		3,530,322
Transfers out of Level 3	—	—	—	(2,287,631	)**	(2,287,631)

Balance as of July 31, 2025	$22,124,322	$2,782,000	$5,804,375	$—		$30,710,697

*	The change in unrealized appreciation (depreciation) on securities still held at July 31, 2025 was $(2,413,497).
**	Financial assets transferred between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.

Significant unobservable valuation inputs for Level 3 investments as of July 31, 2025 are as follows:

Description	Fair Value at July 31, 2025	Valuation Techniques	Unobservable Input	Price or Price Range	Average Weighted Price	Impact to Valuation If Input Increases
TCW Core Fixed Income Fund
Asset-Backed Securities	$3,442,844	Broker Quote	Offered Quote	$92.645	$92.645	Increase
TCW Global Bond Fund
Common Stock	$192	Fair Value	Broker Pricing	$0.560	$0.560	Increase
TCW Securitized Bond Fund
Asset-backed Securities	$22,124,322	Broker Quote	Offered Quote	$23.001 - $100.688	$80.973	Increase
Asset-backed Securities	$0	Fair Value	Zero Market Value	$0.000	$0.000	Increase
Corporate Bonds	$2,782,000	Fair Value	Broker Pricing	$85.600	$85.600	Increase
Residential Mortgage-Backed Securities—Agency	$5,804,375	Broker Quote	Offered Quote	$92.500	$92.500	Increase
Residential Mortgage-Backed Securities—Non-Agency	$0	Fair Value	Zero Market Value	$0.000	$0.000	Increase

Note 2 – Portfolio Investments

Mortgage-Backed Securities: The Funds may invest in MBS which represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect “passing through” monthly payments made by borrowers on the residential or commercial mortgage loans which underlie the securities (net of any fees paid to the issuer or guarantor of the securities). Mortgage pass-through securities differ from other forms of debt securities which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. The Funds may also invest in Collateralized Mortgage Obligations (“CMOs”). CMOs are debt obligations collateralized by residential or commercial mortgage loans or residential or commercial mortgage pass-through securities. Interest and principal are generally paid monthly. CMOs may be collateralized by whole mortgage loans or private mortgage pass-through securities but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by Ginnie Mae, Freddie Mac or Fannie Mae. The issuer of a series of CMOs may elect to be treated for tax purposes as a Real Estate Mortgage Investment Conduit. CMOs are structured into multiple classes, each bearing a different stated maturity. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes usually receive principal only after shorter classes have been retired. An investor may be partially protected against a sooner than desired return of principal because of the sequential payments. The Funds may invest in stripped MBS. Stripped MBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest only or “IO” class), while the other class will receive all of the principal (the principal only or “PO” class). The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in IOs.

Inflation-Indexed Bonds: The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten, twenty, or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation-related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to declines in values. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

When-Issued, Delayed-Delivery, To Be Announced (“TBA”) and Forward Commitment Transactions: The Funds may enter into when-issued, delayed-delivery, TBA or forward commitment transactions in order to lock in the purchase price of the underlying security or to adjust the interest rate exposure of each Fund’s existing portfolio. In when-issued, delayed-delivery, TBA or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although the Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, TBA or forward commitment basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate with market conditions. In addition, because the Fund is not required to pay for when-issued, delayed-delivery, TBA or forward commitment securities until the delivery date, they may result in a form of leverage to the extent the Fund does not set aside liquid assets to cover the commitment. To guard against this deemed leverage, the Fund monitors the obligations under these transactions on a daily basis and ensures that the Fund has sufficient liquid assets to cover them.

Dollar Roll Transactions: The Funds may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the MBS market. A dollar roll transaction involves a simultaneous sale of securities by a Fund with an agreement to repurchase substantially similar securities at an agreed upon price and date, but generally will be collateralized at time of delivery by different pools of mortgages with different prepayment histories than those securities sold. These transactions are accounted for as financing transactions as opposed to sales and purchases. The differential between the sale price and the repurchase price is recorded as deferred income and recognized between the settlement dates of the sale and repurchase. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve risk that the market value of the security sold by a Fund may decline below the repurchase price of the security and the counterparties may potentially be unable to complete the transaction. There were no such transactions by the Funds for the period ended July 31, 2025.

Repurchase Agreements: The Funds may enter into repurchase agreements under the terms of a Master Repurchase Agreement (“MRA”). In a repurchase agreement, the Funds purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. The MRA permits each Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from each Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, each Fund receives securities as collateral with a market value in excess of the repurchase price. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund recognizes a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty. There were no repurchase agreements outstanding as of July 31, 2025.

Reverse Repurchase Agreements: The Funds may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund sells portfolio assets subject to an agreement by the Fund to repurchase the same assets at an agreed upon price and date. The Funds may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. During the term of the reverse repurchase agreement, the Funds continue to receive the principal and interest payments on the securities sold. There were no reverse repurchase agreements outstanding during the period ended July 31, 2025.

Securities Lending: The Funds may lend their securities to qualified brokers. The loans must be collateralized at all times primarily with cash although the Funds can accept money market instruments or U.S. Government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. The Funds did not lend any securities during the period ended July 31, 2025.

Derivatives:

Forward Currency Exchange Contracts: The Funds enter into forward currency exchange contracts as a hedge against fluctuations in foreign exchange rates. Forward currency exchange contracts are marked-to-market daily and the change in market value is recorded by the Funds as unrealized gains or losses in the Statement of Assets and Liabilities. When a contract is closed or delivery is taken, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. Outstanding foreign currency forward contracts at July 31, 2025 are disclosed in the Schedule of Investments.

Futures Contracts: The Funds may enter into futures contracts. A Fund may seek to manage a variety of different risks through the use of futures contracts, such as interest rate risk, equity price risk, and currency risk. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made, and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk. Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by a Fund as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of a Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it.

When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The TCW Core Fixed Income Fund, the TCW Global Bond Fund and the TCW Securitized Bond Fund utilized futures during the period ended July 31, 2025 to help manage interest rate duration of those Funds. Futures contracts outstanding at July 31, 2025 are listed on the Schedule of Investments.

Options: The Funds may purchase and sell put and call options on a security or an index of securities to enhance investment performance and/or to protect against changes in market prices. The Funds may also enter into currency options to hedge against or to take advantage of currency fluctuations.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If a Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund ultimately wants to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit a Fund might have realized had it bought the underlying security at the time it purchased the call option.

Purchasing foreign currency options gives a Fund the right, but not the obligation, to buy or sell specified amounts of currency at a rate of exchange that may be exercised by a certain date. These currency options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. Premiums paid for purchasing options that expire are treated as realized losses.

Options purchased or sold by a Fund may be traded on a securities or options exchange. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by an exchange or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace the expiring series, and opening transactions in existing series may be prohibited.

OTC options are options not traded on exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by a Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration.

Swap Agreements: The Funds may enter into swap agreements. Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. A Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. A Fund may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the duration or credit quality of a Fund’s bond portfolio), equity risk, or credit risk — or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. A Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so-called market access transactions).

Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. In more complex swaps, the notional principal amount may decline (or amortize) over time. A Fund’s maximum risk of loss due to counterparty default is the discounted NAV of the cash flows paid to/received from the counterparty over the interest rate swap’s remaining life.

The Funds may write (sell) and purchase put and call swaptions. Swaption contracts written by the Funds represent an option that gives the purchaser the right, but not the obligation, to enter into a new swap agreement, or to shorten, extend, cancel or modify an existing swap agreement, on a future date on specified terms. See “Swap Agreements” below. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. During the period ended July 31, 2025, the TCW Core Fixed Income Fund, the TCW Global Bond Fund and the TCW Securitized Bond Fund held purchased swaptions.

A Fund may enter into credit default swap transactions as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds (or other obligations of the reference entity with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create such a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. A Fund also takes the risk that the market will move against its position in the swap agreement. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. When a Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking-to-market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on each Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded as realized gains and losses, respectively. During the period ended January 31, 2025, the TCW Global Bond Fund entered into interest rate swaps to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk).

Note 3 – Restricted Securities

The Funds are permitted to invest in securities that have legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered before being sold to the public (exemption rules apply). Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended (the “Securities Act”). However, the Company considers 144A securities to be restricted if those securities have been deemed illiquid. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Restricted securities held by the Funds at July 31, 2025 are listed below:

TCW Securitized Bond Fund

Issuer Description	Acquisition Date	Acquisition Cost	Aggregate Value	Percentage of Net Assets
Bayview Opportunity Master Fund VII LLC Series 2024-EDU1, Class E, 8.36% due 06/25/47	11/19/24	$3,376,663	$3,393,108	0.19%
CSMC Trust Series 2021-RP11, Class A1, 1.48% due 10/25/61	2/16/24	547,007	541,309	0.03%
CSMC Trust Series 2022-RPL1, Class A1, 0.46% due 04/25/61	2/16/24	138,931	98,120	0.01%
HOA Funding LLC Series 2021-1A, Class A2, 4.72%, due 08/20/51	11/20/24	4,996,612	1,411,398	0.08%

		$9,059,213	$5,443,935	0.22%